UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-4118

Fidelity Securities Fund
(Exact name of registrant as specified in charter)

     82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary 82 Devonshire St. Boston, Massachusetts 02109 (Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31
Date of reporting period:	October 31, 2005
Item 1.	Schedule of Investments

1

     Quarterly Holdings Report for Fidelity® Blue Chip Growth Fund

October 31, 2005

1.809076.101 BCF-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 98.9%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 11.8%
Hotels, Restaurants & Leisure – 1.0%
Brinker International, Inc.	773,900	$29,501
Carnival Corp. unit	2,410,600	119,735
Royal Caribbean Cruises Ltd.	1,495,900	61,990
		211,226
Internet & Catalog Retail – 0.8%
eBay, Inc. (a)	4,288,200	169,813
GSI Commerce, Inc. (a)	755,500	12,073
		181,886
Media – 2.9%
EchoStar Communications Corp. Class A	1,326,534	35,644
Getty Images, Inc. (a)	461,960	38,347
News Corp.:
Class A	3,184,436	45,378
Class B	3,216,600	48,442
Omnicom Group, Inc.	2,101,400	174,332
Univision Communications, Inc. Class A (a)	4,067,000	106,311
Walt Disney Co.	5,597,100	136,401
XM Satellite Radio Holdings, Inc. Class A (a)	1,886,400	54,385
		639,240
Multiline Retail – 2.2%
Federated Department Stores, Inc.	572,900	35,159
Kohl’s Corp. (a)	2,446,100	117,731
Target Corp.	5,836,700	325,046
		477,936
Specialty Retail – 4.5%
Best Buy Co., Inc.	3,624,700	160,429
Circuit City Stores, Inc.	1,400,000	24,906
Home Depot, Inc.	7,487,900	307,303
Lowe’s Companies, Inc.	3,295,900	200,292
Staples, Inc.	8,082,300	183,711
Urban Outfitters, Inc. (a)	3,524,800	99,858
		976,499
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc. Class B	1,087,800	91,430

TOTAL CONSUMER DISCRETIONARY		2,578,217

Quarterly Report

2

Common Stocks – continued
	Shares	Value (000s)

CONSUMER STAPLES – 10.5%
Beverages – 1.9%
PepsiCo, Inc.	6,899,362	$407,614
Food & Staples Retailing – 3.2%
CVS Corp.	3,156,700	77,055
Wal-Mart Stores, Inc.	9,668,355	457,410
Walgreen Co.	3,798,200	172,552
		707,017
Food Products – 0.9%
Global Bio-Chem Technology Group Co. Ltd.	35,330,000	14,014
Nestle SA sponsored ADR	2,474,200	184,575
		198,589
Household Products – 2.8%
Colgate-Palmolive Co.	2,644,100	140,032
Procter & Gamble Co.	8,478,805	474,728
		614,760
Personal Products – 0.1%
Avon Products, Inc.	700,000	18,893
Tobacco – 1.6%
Altria Group, Inc.	4,547,900	341,320

TOTAL CONSUMER STAPLES		2,288,193

ENERGY – 7.5%
Energy Equipment & Services – 5.1%
Baker Hughes, Inc.	3,148,500	173,042
BJ Services Co.	3,334,400	115,870
Halliburton Co.	5,172,800	305,712
Nabors Industries Ltd. (a)	1,606,700	110,268
National Oilwell Varco, Inc. (a)	194,973	12,180
Schlumberger Ltd. (NY Shares)	2,809,800	255,046
Transocean, Inc. (a)	1,443,300	82,975
Weatherford International Ltd. (a)	1,063,500	66,575
		1,121,668
Oil, Gas & Consumable Fuels – 2.4%
Amerada Hess Corp.	280,500	35,091
BG Group PLC sponsored ADR	394,900	17,581
BP PLC sponsored ADR	974,500	64,707
Chevron Corp.	2,023,900	115,504

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Exxon Mobil Corp.	2,922,600	$164,075
Total SA Series B	504,400	127,129
		524,087

TOTAL ENERGY		1,645,755

FINANCIALS – 9.7%
Capital Markets – 1.5%
Ameriprise Financial, Inc. (a)	879,425	32,732
Goldman Sachs Group, Inc.	456,500	57,688
Merrill Lynch & Co., Inc.	1,676,200	108,517
Nomura Holdings, Inc. sponsored ADR	600,000	9,294
State Street Corp.	2,241,600	123,804
		332,035
Commercial Banks – 0.4%
Bank of America Corp.	1,301,500	56,928
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,750,000	22,208
		79,136
Consumer Finance – 2.0%
American Express Co.	4,987,529	248,229
Capital One Financial Corp.	864,100	65,974
SLM Corp.	2,320,500	128,857
		443,060
Insurance – 4.4%
AFLAC, Inc.	1,390,900	66,457
AMBAC Financial Group, Inc.	1,269,900	90,023
American International Group, Inc.	9,894,755	641,180
MBIA, Inc.	992,750	57,818
Prudential Financial, Inc.	1,617,700	117,752
		973,230
Thrifts & Mortgage Finance – 1.4%
Fannie Mae	4,145,900	197,013
Golden West Financial Corp., Delaware	1,676,500	98,461
		295,474

TOTAL FINANCIALS		2,122,935

Quarterly Report

4

Common Stocks – continued
	Shares	Value (000s)

HEALTH CARE – 22.8%
Biotechnology – 3.8%
Affymetrix, Inc. (a)	492,859	$22,391
Amgen, Inc. (a)	3,926,700	297,487
Biogen Idec, Inc. (a)	1,518,750	61,707
Cephalon, Inc. (a)	726,700	33,130
Genentech, Inc. (a)	3,809,100	345,104
Gilead Sciences, Inc. (a)	1,730,400	81,761
		841,580
Health Care Equipment & Supplies – 5.5%
Baxter International, Inc.	5,292,200	202,321
Becton, Dickinson & Co.	1,390,200	70,553
C.R. Bard, Inc.	2,413,800	150,573
Cytyc Corp. (a)	2,849,000	72,222
Fisher Scientific International, Inc. (a)	1,167,100	65,941
Medtronic, Inc.	6,229,900	352,986
Millipore Corp. (a)	1,634,900	100,089
St. Jude Medical, Inc. (a)	2,374,100	114,123
Waters Corp. (a)	1,885,500	68,255
		1,197,063
Health Care Providers & Services – 5.2%
Acibadem Saglik Hizmetleri AS	1,500,000	9,989
Aetna, Inc.	1,695,300	150,136
AmerisourceBergen Corp.	204,400	15,590
Cardinal Health, Inc.	2,388,775	149,322
McKesson Corp.	682,600	31,011
Medco Health Solutions, Inc. (a)	1,717,600	97,044
Omnicare, Inc.	1,038,100	56,161
Psychiatric Solutions, Inc. (a)	146,700	8,024
UnitedHealth Group, Inc.	7,551,100	437,133
WellPoint, Inc. (a)	2,423,600	180,994
		1,135,404
Pharmaceuticals – 8.3%
Allergan, Inc.	1,125,800	100,534
Barr Pharmaceuticals, Inc. (a)	1,382,000	79,396
Johnson & Johnson	11,483,204	719,078
Nastech Pharmaceutical Co., Inc. (a)(d)	1,565,200	20,880
Novartis AG sponsored ADR	3,362,100	180,948
Pfizer, Inc.	5,092,000	110,700

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Schering-Plough Corp.	10,414,900	$211,839
Wyeth	8,633,400	384,704
		1,808,079

TOTAL HEALTH CARE		4,982,126

INDUSTRIALS – 9.1%
Aerospace & Defense – 1.8%
Honeywell International, Inc.	5,614,200	192,006
The Boeing Co.	1,849,400	119,545
United Technologies Corp.	1,425,500	73,100
		384,651
Air Freight & Logistics – 0.1%
FedEx Corp.	368,300	33,858
Commercial Services & Supplies – 0.6%
Cintas Corp.	1,113,200	45,163
Robert Half International, Inc.	2,204,900	81,317
		126,480
Construction & Engineering – 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	870,942	19,422
Fluor Corp.	1,666,800	106,008
Jacobs Engineering Group, Inc. (a)	162,000	10,328
		135,758
Electrical Equipment – 0.3%
Roper Industries, Inc.	1,649,400	62,182
Industrial Conglomerates – 5.4%
3M Co.	2,610,900	198,376
General Electric Co.	25,114,200	851,623
Tyco International Ltd.	5,247,000	138,468
		1,188,467
Machinery – 0.3%
Danaher Corp.	1,180,800	61,520

TOTAL INDUSTRIALS		1,992,916

INFORMATION TECHNOLOGY – 25.2%
Communications Equipment – 3.7%
AudioCodes Ltd. (a)(d)	2,558,500	28,834

Quarterly Report

6

Common Stocks – continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Avaya, Inc. (a)	1,500,000	$17,280
Cisco Systems, Inc. (a)	12,361,500	215,708
Corning, Inc. (a)	3,434,600	69,001
Harris Corp.	1,362,800	56,011
Juniper Networks, Inc. (a)	3,667,200	85,556
Nortel Networks Corp. (a)	6,000,000	19,500
QUALCOMM, Inc.	7,328,100	291,365
Sonus Networks, Inc. (a)	5,200,000	22,672
Tekelec (a)	650,000	8,918
		814,845
Computers & Peripherals – 4.3%
Apple Computer, Inc. (a)	968,900	55,799
Dell, Inc. (a)	12,222,600	389,656
EMC Corp. (a)	23,300,300	325,272
Hewlett-Packard Co.	587,300	16,468
International Business Machines Corp.	1,589,200	130,124
UNOVA, Inc. (a)	650,000	20,150
		937,469
Electronic Equipment & Instruments – 1.3%
Flextronics International Ltd. (a)	8,499,100	78,957
Jabil Circuit, Inc. (a)	5,621,200	167,793
National Instruments Corp.	942,100	22,516
Trimble Navigation Ltd. (a)	258,200	7,454
		276,720
Internet Software & Services – 2.5%
aQuantive, Inc. (a)	1,112,000	24,075
Google, Inc. Class A (sub. vtg.) (a)	617,000	229,610
Yahoo! Japan Corp	8,000	8,522
Yahoo! Japan Corp. New	8,000	8,660
Yahoo!, Inc. (a)	7,231,964	267,366
		538,233
IT Services – 0.7%
Affiliated Computer Services, Inc. Class A (a)	1,340,600	72,540
Paychex, Inc.	2,021,820	78,366
		150,906
Office Electronics – 0.1%
Zebra Technologies Corp. Class A (a)	600,000	25,866

7 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 6.1%
Advanced Semiconductor Engineering, Inc. sponsored ADR	6,448,924	$19,734
Altera Corp. (a)	2,926,400	48,725
Analog Devices, Inc.	3,678,400	127,935
Applied Materials, Inc.	4,097,500	67,117
ASE Test Ltd. (a)	485,900	2,682
Cree, Inc. (a)	704,700	16,941
Intel Corp.	21,907,540	514,827
Intersil Corp. Class A	1,153,400	26,251
KLA-Tencor Corp.	2,042,100	94,529
Lam Research Corp. (a)	1,108,900	37,414
Linear Technology Corp.	1,298,260	43,115
Marvell Technology Group Ltd. (a)	1,551,600	72,010
Microchip Technology, Inc.	1,322,300	39,894
PMC-Sierra, Inc. (a)	2,732,100	19,398
Siliconware Precision Industries Co. Ltd. sponsored ADR	880,056	4,048
Teradyne, Inc. (a)	1,448,900	19,618
Texas Instruments, Inc.	4,633,600	132,289
Xilinx, Inc.	1,985,700	47,558
		1,334,085
Software – 6.5%
BEA Systems, Inc. (a)	3,083,800	27,199
Citrix Systems, Inc. (a)	1,868,300	51,509
Cognos, Inc. (a)	200,000	7,458
Electronic Arts, Inc. (a)	375,000	21,330
McAfee, Inc. (a)	2,173,200	65,261
Microsoft Corp.	40,006,000	1,028,154
Oracle Corp. (a)	8,837,300	112,057
Quest Software, Inc. (a)	895,800	12,461
Symantec Corp. (a)	4,229,189	100,866
		1,426,295

TOTAL INFORMATION TECHNOLOGY		5,504,419

MATERIALS – 1.5%
Chemicals – 1.5%
Monsanto Co.	1,523,800	96,015
Potash Corp. of Saskatchewan	859,600	70,471
Praxair, Inc.	3,465,700	171,240
		337,726

Quarterly Report

8

Common Stocks – continued
	Shares	Value (000s)

TELECOMMUNICATION SERVICES – 0.8%
Wireless Telecommunication Services – 0.8%
American Tower Corp. Class A (a)	2,284,500	$54,485
Sprint Nextel Corp.	4,916,894	114,613
		169,098
TOTAL COMMON STOCKS
(Cost $18,520,336)		21,621,385
Convertible Preferred Stocks — 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)	132,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,980)		0
Money Market Funds — 1.3%
Fidelity Cash Central Fund, 3.92% (b)	239,341,732	239,342
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	55,399,247	55,399
TOTAL MONEY MARKET FUNDS
(Cost $294,741)		294,741

TOTAL INVESTMENT PORTFOLIO – 100.2%
(Cost $18,817,057)		21,916,126

NET OTHER ASSETS – (0.2)%		(44,930)
NET ASSETS – 100%		$ 21,871,196

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Affiliated company

9 Quarterly Report

Investments (Unaudited) - continued

(e)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$2,276

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliates	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
AudioCodes Ltd	$16,894	$8,235	$—	$—	$28,834
Nastech Pharmaceutical Co., Inc.	20,455	1,862	—	—	20,880
Total	$37,349	$10,097	$—	$—	$49,714

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $18,825,875,000. Net unrealized appreciation aggregated $3,090,251,000, of which $4,176,258,000 related to appreciated investment securities and $1,086,007,000 related to depreciated investment securities.

Quarterly Report

10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

11 Quarterly Report

     Quarterly Holdings Report for Fidelity® Blue Chip Value Fund

October 31, 2005

1.809087.101 BCV-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 99.6%

	Shares	Value

CONSUMER DISCRETIONARY – 8.2%
Diversified Consumer Services – 0.5%
Apollo Group, Inc. Class A (a)	9,000	$567,180
Service Corp. International (SCI)	46,200	386,694
		953,874
Hotels, Restaurants & Leisure – 0.6%
McDonald’s Corp.	25,500	805,800
Red Robin Gourmet Burgers, Inc. (a)	4,900	236,327
Ruth’s Chris Steak House, Inc.	400	7,144
		1,049,271
Household Durables – 0.7%
D.R. Horton, Inc.	8,700	267,003
KB Home	3,000	196,050
LG Electronics, Inc.	1,510	97,919
Sony Corp. sponsored ADR	14,200	465,760
Techtronic Industries Co. Ltd.	72,000	176,933
Toll Brothers, Inc. (a)	4,500	166,095
		1,369,760
Internet & Catalog Retail – 1.0%
Coldwater Creek, Inc. (a)	13,900	375,161
eBay, Inc. (a)	31,700	1,255,320
Expedia, Inc., Delaware (a)	6,550	123,075
IAC/InterActiveCorp (a)	6,550	167,680
		1,921,236
Leisure Equipment & Products – 1.0%
Eastman Kodak Co.	67,400	1,476,060
Leapfrog Enterprises, Inc. Class A (a)	22,700	340,500
		1,816,560
Media – 3.3%
Clear Channel Communications, Inc.	15,000	456,300
Lamar Advertising Co. Class A (a)	26,096	1,164,404
News Corp. Class A	5,232	74,556
NTL, Inc. (a)	4,400	269,808
The Reader’s Digest Association, Inc. (non-vtg.)	12,000	183,840
Time Warner, Inc.	73,200	1,305,156
Univision Communications, Inc. Class A (a)	56,900	1,487,366
Viacom, Inc. Class B (non-vtg.)	8,641	267,612
Walt Disney Co.	42,200	1,028,414
XM Satellite Radio Holdings, Inc. Class A (a)	1,300	37,479
		6,274,935

Quarterly Report

2

Common Stocks – continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Specialty Retail – 1.1%
Home Depot, Inc.		36,800	$ 1,510,272
Maidenform Brands, Inc.		600	7,554
OfficeMax, Inc.		14,800	414,696
Staples, Inc.		7,900	179,567
			2,112,089

TOTAL CONSUMER DISCRETIONARY			15,497,725

CONSUMER STAPLES – 6.0%
Beverages – 0.9%
Coca-Cola Enterprises, Inc.		13,900	262,710
Diageo PLC sponsored ADR		3,200	190,176
PepsiCo, Inc.		5,100	301,308
The Coca-Cola Co.		21,500	919,770
			1,673,964
Food & Staples Retailing – 2.0%
CVS Corp.		8,000	195,280
Kroger Co. (a)		69,600	1,385,040
Rite Aid Corp. (a)		17,700	61,950
Safeway, Inc.		47,800	1,111,828
Wal-Mart Stores, Inc.		16,900	799,539
Walgreen Co.		5,300	240,779
			3,794,416
Food Products – 0.5%
Nestle SA (Reg.)		1,505	448,295
Tyson Foods, Inc. Class A		23,800	423,640
			871,935
Household Products – 1.1%
Colgate-Palmolive Co.		38,400	2,033,664
Tobacco – 1.5%
Altria Group, Inc.		39,000	2,926,950

TOTAL CONSUMER STAPLES			11,300,929

ENERGY – 14.6%
Energy Equipment & Services – 6.3%
BJ Services Co.		30,400	1,056,400
FMC Technologies, Inc. (a)		11,100	404,706
GlobalSantaFe Corp.		18,000	801,900
Halliburton Co.		51,300	3,031,830

	3		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

ENERGY – continued
Energy Equipment & Services – continued
Hercules Offshore, Inc.	1,900	$41,363
National Oilwell Varco, Inc. (a)	31,657	1,977,613
Noble Corp.	6,000	386,280
Pride International, Inc. (a)	29,200	819,644
Schlumberger Ltd. (NY Shares)	19,800	1,797,246
Smith International, Inc.	19,800	641,520
Weatherford International Ltd. (a)	16,950	1,061,070
		12,019,572
Oil, Gas & Consumable Fuels – 8.3%
Amerada Hess Corp.	5,700	713,070
Apache Corp.	5,520	352,342
Chevron Corp.	42,700	2,436,889
ConocoPhillips	11,000	719,180
El Paso Corp.	37,600	445,936
Encore Acquisition Co. (a)	7,100	243,601
Exxon Mobil Corp.	112,000	6,287,680
Occidental Petroleum Corp.	10,100	796,688
OMI Corp.	18,200	329,056
Quicksilver Resources, Inc. (a)	36,450	1,411,709
Valero Energy Corp.	12,300	1,294,452
XTO Energy, Inc.	16,300	708,398
		15,739,001

TOTAL ENERGY		27,758,573

FINANCIALS – 22.8%
Capital Markets – 4.2%
Bear Stearns Companies, Inc.	2,400	253,920
Charles Schwab Corp.	32,100	487,920
Investors Financial Services Corp.	7,900	301,622
Lehman Brothers Holdings, Inc.	5,300	634,251
Merrill Lynch & Co., Inc.	27,400	1,773,876
Morgan Stanley	33,300	1,811,853
Nomura Holdings, Inc.	19,800	306,702
Nuveen Investments, Inc. Class A	7,200	291,384
State Street Corp.	24,600	1,358,658
TradeStation Group, Inc. (a)	23,600	235,528
UBS AG (NY Shares)	5,500	471,185
		7,926,899

Quarterly Report

4

Common Stocks – continued
	Shares	Value

FINANCIALS – continued
Commercial Banks – 4.1%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	8,200	$425,498
Bank of America Corp.	80,116	3,504,274
Korea Exchange Bank (a)	48,790	537,438
UCBH Holdings, Inc.	25,200	438,480
Wachovia Corp.	40,456	2,043,837
Wells Fargo & Co.	12,200	734,440
		7,683,967
Diversified Financial Services – 2.9%
CBOT Holdings, Inc. Class A	100	10,650
Citigroup, Inc.	52,800	2,417,184
JPMorgan Chase & Co.	85,752	3,140,238
		5,568,072
Insurance – 9.3%
ACE Ltd.	41,980	2,187,158
American International Group, Inc.	131,700	8,534,156
Aspen Insurance Holdings Ltd.	8,000	193,520
Endurance Specialty Holdings Ltd.	6,100	202,276
Hartford Financial Services Group, Inc.	22,700	1,810,325
Hilb Rogal & Hobbs Co.	15,300	572,985
Montpelier Re Holdings Ltd.	5,200	104,520
National Financial Partners Corp.	4,900	221,627
PartnerRe Ltd.	20,000	1,274,400
Platinum Underwriters Holdings Ltd.	7,800	222,222
Scottish Re Group Ltd.	10,700	262,685
The Chubb Corp.	2,200	204,534
Unitrin, Inc.	2,000	92,000
W.R. Berkley Corp.	32,900	1,437,730
XL Capital Ltd. Class A	4,400	281,864
		17,602,002
Real Estate – 0.7%
Apartment Investment & Management Co. Class A	9,910	380,544
Equity Lifestyle Properties, Inc.	1,400	59,262
Equity Residential (SBI)	10,300	404,275
General Growth Properties, Inc.	11,800	501,264
Spirit Finance Corp. (d)	2,000	22,440
		1,367,785
Thrifts & Mortgage Finance – 1.6%
Doral Financial Corp.	22,700	194,312
Fannie Mae	28,540	1,356,221

5		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Freddie Mac		9,300	$570,555
Golden West Financial Corp., Delaware		4,720	277,206
Hudson City Bancorp, Inc.		16,000	189,440
Sovereign Bancorp, Inc.		22,100	476,697
W Holding Co., Inc.		6,732	51,904
			3,116,335

TOTAL FINANCIALS			43,265,060

HEALTH CARE – 11.9%
Biotechnology – 2.7%
Alkermes, Inc. (a)		5,400	87,966
Alnylam Pharmaceuticals, Inc. (a)		26,800	257,548
Amgen, Inc. (a)		6,900	522,744
Biogen Idec, Inc. (a)		10,400	422,552
BioMarin Pharmaceutical, Inc. (a)		40,500	340,200
Cephalon, Inc. (a)		37,100	1,691,389
Genentech, Inc. (a)		3,600	326,160
ImClone Systems, Inc. (a)		13,500	468,450
MedImmune, Inc. (a)		20,500	717,090
ONYX Pharmaceuticals, Inc. (a)		4,600	118,174
Serologicals Corp. (a)		5,900	114,932
			5,067,205
Health Care Equipment & Supplies – 4.3%
Aspect Medical Systems, Inc. (a)		4,000	130,480
Baxter International, Inc.		77,540	2,964,354
C.R. Bard, Inc.		4,600	286,948
Dade Behring Holdings, Inc.		8,400	302,484
Dionex Corp. (a)		4,000	193,720
Medtronic, Inc.		25,300	1,433,498
PerkinElmer, Inc.		29,200	644,444
Syneron Medical Ltd. (a)		3,200	115,008
Thermo Electron Corp. (a)		32,000	966,080
Varian, Inc. (a)		4,400	161,788
Waters Corp. (a)		26,700	966,540
			8,165,344
Health Care Providers & Services – 0.9%
McKesson Corp.		6,200	281,666
Psychiatric Solutions, Inc. (a)		7,100	388,370
Sierra Health Services, Inc. (a)		5,400	405,000

Quarterly Report	6

Common Stocks – continued
	Shares	Value

HEALTH CARE – continued
Health Care Providers & Services – continued
UnitedHealth Group, Inc.	11,200	$648,368
WebMD Health Corp. Class A	4,200	109,704
		1,833,108
Pharmaceuticals – 4.0%
Allergan, Inc.	3,200	285,760
Connetics Corp. (a)	6,000	78,240
Merck & Co., Inc.	10,000	282,200
Pfizer, Inc.	130,300	2,832,722
Schering-Plough Corp.	59,510	1,210,433
Teva Pharmaceutical Industries Ltd. sponsored ADR	25,100	956,812
Wyeth	44,300	1,974,008
		7,620,175

TOTAL HEALTH CARE		22,685,832

INDUSTRIALS – 14.2%
Aerospace & Defense – 4.2%
Hexcel Corp. (a)	11,500	181,930
Honeywell International, Inc.	198,960	6,804,432
K&F Industries Holdings, Inc.	1,700	26,588
Raytheon Co.	10,000	369,500
The Boeing Co.	1,100	71,104
United Technologies Corp.	11,100	569,208
		8,022,762
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	14,800	414,844
Airlines – 0.7%
ACE Aviation Holdings, Inc. Class A (a)	9,200	241,490
AirTran Holdings, Inc. (a)	26,000	388,960
JetBlue Airways Corp. (a)	17,300	321,953
Southwest Airlines Co.	15,100	241,751
US Airways Group, Inc. (a)	4,800	118,464
		1,312,618
Building Products – 0.3%
Lennox International, Inc.	12,900	359,781
Masco Corp.	6,200	176,700
		536,481
Commercial Services & Supplies – 0.5%
Robert Half International, Inc.	23,330	860,410

7		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

INDUSTRIALS – continued
Construction & Engineering – 1.1%
Chicago Bridge & Iron Co. NV (NY Shares)	10,600	$236,380
Fluor Corp.	18,700	1,189,320
Foster Wheeler Ltd. (a)	5,700	161,196
Jacobs Engineering Group, Inc. (a)	8,100	516,375
		2,103,271
Electrical Equipment – 0.4%
ABB Ltd. sponsored ADR (a)	33,800	263,302
Rockwell Automation, Inc.	8,800	467,720
		731,022
Industrial Conglomerates – 5.1%
3M Co.	3,000	227,940
General Electric Co.	194,050	6,580,236
Smiths Group PLC	28,500	460,428
Tyco International Ltd.	91,240	2,407,824
		9,676,428
Machinery – 0.6%
Deere & Co.	8,000	485,440
ITT Industries, Inc.	3,800	386,080
Watts Water Technologies, Inc. Class A	8,400	233,184
		1,104,704
Road & Rail – 0.6%
Norfolk Southern Corp.	28,600	1,149,720
Trading Companies & Distributors – 0.5%
Watsco, Inc.	9,300	528,519
WESCO International, Inc. (a)	12,700	504,825
		1,033,344

TOTAL INDUSTRIALS		26,945,604

INFORMATION TECHNOLOGY – 11.0%
Communications Equipment – 1.2%
Comverse Technology, Inc. (a)	23,100	579,810
Dycom Industries, Inc. (a)	20,100	400,593
Extreme Networks, Inc. (a)	19,900	96,117
MasTec, Inc. (a)	18,000	183,420
Motorola, Inc.	12,400	274,784
Nokia Corp. sponsored ADR	48,400	814,088
		2,348,812

Quarterly Report

8

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 2.1%
Dell, Inc. (a)	3,700	$117,956
EMC Corp. (a)	20,900	291,764
Hewlett-Packard Co.	114,000	3,196,560
Lexmark International, Inc. Class A (a)	3,400	141,168
Maxtor Corp. (a)	42,100	147,350
		3,894,798
Electronic Equipment & Instruments – 1.8%
Agilent Technologies, Inc. (a)	51,300	1,642,113
Amphenol Corp. Class A	8,700	347,739
Jabil Circuit, Inc. (a)	9,800	292,530
Symbol Technologies, Inc.	29,800	247,340
Trimble Navigation Ltd. (a)	12,800	369,536
Vishay Intertechnology, Inc. (a)	39,200	444,528
		3,343,786
Internet Software & Services – 1.2%
Akamai Technologies, Inc. (a)	12,200	211,548
Digital River, Inc. (a)	4,000	112,040
Google, Inc. Class A (sub. vtg.) (a)	3,600	1,339,704
Yahoo!, Inc. (a)	17,000	628,490
		2,291,782
IT Services – 0.6%
Anteon International Corp. (a)	8,700	393,240
Ceridian Corp. (a)	24,000	525,840
First Data Corp.	6,000	242,700
		1,161,780
Office Electronics – 0.4%
Xerox Corp. (a)	29,200	396,244
Zebra Technologies Corp. Class A (a)	10,100	435,411
		831,655
Semiconductors & Semiconductor Equipment – 1.7%
Altera Corp. (a)	10,100	168,165
Analog Devices, Inc.	8,100	281,718
Cabot Microelectronics Corp. (a)	6,400	188,160
Freescale Semiconductor, Inc. Class A (a)	24,000	568,560
Intel Corp.	39,000	916,500
Maxim Integrated Products, Inc.	16,000	554,880
Micron Technology, Inc. (a)	22,400	290,976

9 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
PMC-Sierra, Inc. (a)	15,600	$110,760
Samsung Electronics Co. Ltd.	440	232,644
		3,312,363
Software – 2.0%
BEA Systems, Inc. (a)	36,659	323,332
Cognos, Inc. (a)	4,000	149,162
Macrovision Corp. (a)	1,800	33,912
Microsoft Corp.	63,860	1,641,202
NAVTEQ Corp. (a)	9,400	367,728
Oracle Corp. (a)	13,600	172,448
Symantec Corp. (a)	35,700	851,445
Ulticom, Inc. (a)	17,800	187,434
		3,726,663

TOTAL INFORMATION TECHNOLOGY		20,911,639

MATERIALS – 5.9%
Chemicals – 3.6%
Chemtura Corp.	10,800	115,560
E.I. du Pont de Nemours & Co.	58,300	2,430,527
Ecolab, Inc.	10,200	337,416
Georgia Gulf Corp.	8,000	232,800
Lyondell Chemical Co.	51,518	1,380,682
Monsanto Co.	3,000	189,030
Mosaic Co. (a)	15,500	204,600
NOVA Chemicals Corp.	17,500	623,391
Praxair, Inc.	14,400	711,504
Rockwood Holdings, Inc.	16,500	331,155
Rohm & Haas Co.	5,500	239,415
		6,796,080
Construction Materials – 0.2%
Martin Marietta Materials, Inc.	5,600	441,896
Containers & Packaging – 0.9%
Crown Holdings, Inc. (a)	10,000	162,200
Owens-Illinois, Inc. (a)	30,300	576,912
Packaging Corp. of America	13,000	263,770
Smurfit-Stone Container Corp. (a)	70,100	740,256
		1,743,138

Quarterly Report

10

Common Stocks – continued
	Shares	Value

MATERIALS – continued
Metals & Mining – 1.2%
Alcoa, Inc.	16,400	$398,356
Freeport-McMoRan Copper & Gold, Inc. Class B	9,100	449,722
Industrias Penoles SA de CV	20,000	87,484
Newmont Mining Corp.	30,500	1,299,300
		2,234,862

TOTAL MATERIALS		11,215,976

TELECOMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 1.7%
Covad Communications Group, Inc. (a)	311,200	276,968
SBC Communications, Inc.	101,300	2,416,005
Verizon Communications, Inc.	17,100	538,821
		3,231,794
Wireless Telecommunication Services – 2.2%
ALLTEL Corp.	3,900	241,254
American Tower Corp. Class A (a)	45,100	1,075,635
Leap Wireless International, Inc. (a)	6,000	198,060
Nextel Partners, Inc. Class A (a)	29,400	739,410
Sprint Nextel Corp.	84,039	1,958,949
		4,213,308

TOTAL TELECOMMUNICATION SERVICES		7,445,102

UTILITIES – 1.1%
Electric Utilities – 0.2%
PPL Corp.	11,400	357,276
Independent Power Producers & Energy Traders – 0.4%
AES Corp. (a)	19,400	308,266
TXU Corp.	4,800	483,600
		791,866
Multi-Utilities – 0.5%
CMS Energy Corp. (a)	30,200	450,282
PG&E Corp.	12,300	447,474
		897,756

TOTAL UTILITIES		2,046,898

TOTAL COMMON STOCKS
(Cost $171,844,404)		189,073,338

11		Quarterly Report

Investments (Unaudited) - continued

Money Market Funds — 0.7%
	Shares	Value
Fidelity Cash Central Fund, 3.92% (b)	961,627	$ 961,627
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	406,100	406,100
TOTAL MONEY MARKET FUNDS
(Cost $1,367,727)		1,367,727
TOTAL INVESTMENT PORTFOLIO – 100.3%
(Cost $173,212,131)		190,441,065
NET OTHER ASSETS – (0.3)%		(561,137)

NET ASSETS – 100%	$ 189,879,928
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,440 or 0.0% of net assets.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $173,909,572. Net unrealized appreciation aggregated $16,531,493, of which $22,567,649 related to appreciated investment securities and $6,036,156 related to depreciated investment securities.

Quarterly Report

12

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

13 Quarterly Report

     Quarterly Holdings Report for Fidelity® Dividend Growth Fund

October 31, 2005

1.809095.101 DGF-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 97.9%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 12.5%
Automobiles – 0.1%
Harley-Davidson, Inc.	212,100	$10,505
Hotels, Restaurants & Leisure – 0.5%
Carnival Corp. unit	423,100	21,015
McDonald’s Corp.	1,640,100	51,827
Royal Caribbean Cruises Ltd.	376,500	15,602
		88,444
Media – 5.3%
Clear Channel Communications, Inc.	21,360,940	649,800
E.W. Scripps Co. Class A	446,900	20,468
News Corp. Class A	6,761,500	96,351
Omnicom Group, Inc.	1,029,200	85,382
		852,001
Specialty Retail – 6.6%
Home Depot, Inc.	24,421,600	1,002,262
TJX Companies, Inc.	3,243,000	69,822
		1,072,084

TOTAL CONSUMER DISCRETIONARY		2,023,034

CONSUMER STAPLES – 7.4%
Beverages – 0.3%
PepsiCo, Inc.	954,790	56,409
Food & Staples Retailing – 4.6%
CVS Corp.	12,426,700	303,336
Safeway, Inc.	3,459,100	80,459
Wal-Mart Stores, Inc.	7,509,800	355,289
		739,084
Household Products – 0.3%
Colgate-Palmolive Co.	864,100	45,763
Personal Products – 0.6%
Alberto-Culver Co.	2,165,845	94,019
Tobacco – 1.6%
Altria Group, Inc.	3,448,800	258,832

TOTAL CONSUMER STAPLES		1,194,107

Quarterly Report

2

Common Stocks – continued
	Shares	Value (000s)

ENERGY – 4.1%
Energy Equipment & Services – 2.9%
Diamond Offshore Drilling, Inc.	2,103,400	$118,758
ENSCO International, Inc.	1,934,494	88,194
GlobalSantaFe Corp.	3,224,679	143,659
Transocean, Inc. (a)	2,001,300	115,055
		465,666
Oil, Gas & Consumable Fuels – 1.2%
ConocoPhillips	855,800	55,952
Exxon Mobil Corp.	2,649,100	148,720
		204,672

TOTAL ENERGY		670,338

FINANCIALS – 22.0%
Capital Markets – 3.4%
Goldman Sachs Group, Inc.	1,232,800	155,789
Merrill Lynch & Co., Inc.	3,082,800	199,580
Morgan Stanley	3,034,700	165,118
Nuveen Investments, Inc. Class A	770,000	31,162
		551,649
Commercial Banks – 3.8%
Bank of America Corp.	10,755,398	470,441
Synovus Financial Corp.	939,700	25,814
Wachovia Corp.	2,217,253	112,016
Wells Fargo & Co.	87,100	5,243
		613,514
Consumer Finance – 0.3%
Capital One Financial Corp.	284,600	21,729
MBNA Corp.	950,100	24,294
		46,023
Diversified Financial Services – 1.5%
Citigroup, Inc.	5,411,139	247,722
Insurance – 11.1%
ACE Ltd.	2,536,500	132,152
AFLAC, Inc.	392,400	18,749
AMBAC Financial Group, Inc.	1,401,200	99,331
American International Group, Inc.	16,294,200	1,055,864
Hartford Financial Services Group, Inc.	3,846,620	306,768

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value (000s)

FINANCIALS – continued
Insurance – continued
MBIA, Inc.		1,422,900	$82,870
MetLife, Inc.		2,190,000	108,208
			1,803,942
Thrifts & Mortgage Finance – 1.9%
Fannie Mae		4,776,434	226,976
MGIC Investment Corp.		1,233,100	73,049
			300,025

TOTAL FINANCIALS			3,562,875

HEALTH CARE – 17.4%
Health Care Providers & Services – 7.7%
Cardinal Health, Inc.		18,176,470	1,136,214
UnitedHealth Group, Inc.		1,989,200	115,155
			1,251,369
Pharmaceuticals – 9.7%
Johnson & Johnson		6,430,300	402,665
Pfizer, Inc.		19,320,700	420,032
Wyeth		16,905,560	753,312
			1,576,009

TOTAL HEALTH CARE			2,827,378

INDUSTRIALS – 9.5%
Aerospace & Defense – 1.3%
Honeywell International, Inc.		2,319,300	79,320
Lockheed Martin Corp.		1,031,200	62,449
United Technologies Corp.		1,314,800	67,423
			209,192
Commercial Services & Supplies – 0.1%
ChoicePoint, Inc. (a)		569,200	24,054
Industrial Conglomerates – 7.3%
3M Co.		3,303,600	251,008
General Electric Co.		19,477,600	660,485
Tyco International Ltd.		10,218,600	269,669
			1,181,162
Machinery – 0.8%
Ingersoll-Rand Co. Ltd. Class A		3,263,200	123,316

Quarterly Report	4

Common Stocks – continued
	Shares	Value (000s)

INDUSTRIALS – continued
Marine – 0.0%
Alexander & Baldwin, Inc.	74,616	$3,652
Road & Rail – 0.0%
Burlington Northern Santa Fe Corp.	139,800	8,676

TOTAL INDUSTRIALS		1,550,052

INFORMATION TECHNOLOGY – 17.6%
Communications Equipment – 3.4%
Cisco Systems, Inc. (a)	21,668,000	378,107
Comverse Technology, Inc. (a)	1,123,000	28,187
Motorola, Inc.	448,700	9,943
Nokia Corp. sponsored ADR	7,712,600	129,726
		545,963
Computers & Peripherals – 2.8%
Dell, Inc. (a)	5,861,800	186,874
EMC Corp. (a)	1,963,400	27,409
International Business Machines Corp.	2,931,300	240,015
		454,298
Electronic Equipment & Instruments – 0.2%
Flextronics International Ltd. (a)	2,426,800	22,545
Jabil Circuit, Inc. (a)	329,300	9,830
Symbol Technologies, Inc.	10,876	90
		32,465
Semiconductors & Semiconductor Equipment – 3.5%
Analog Devices, Inc.	537,300	18,687
Applied Materials, Inc.	6,546,000	107,223
Intel Corp.	13,244,100	311,236
KLA-Tencor Corp.	757,500	35,065
Lam Research Corp. (a)	1,133,300	38,238
Linear Technology Corp.	215,400	7,153
Novellus Systems, Inc. (a)	722,700	15,798
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,277,925	18,406
United Microelectronics Corp. sponsored ADR	6,705,984	19,581
Xilinx, Inc.	145,500	3,485
		574,872
Software – 7.7%
BEA Systems, Inc. (a)	5,128,200	45,231

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Microsoft Corp.	35,037,087	$900,453
Symantec Corp. (a)	12,585,537	300,165
		1,245,849

TOTAL INFORMATION TECHNOLOGY		2,853,447

MATERIALS – 0.3%
Chemicals – 0.3%
Praxair, Inc.	1,033,500	51,065
TELECOMMUNICATION SERVICES – 7.1%
Diversified Telecommunication Services – 6.8%
BellSouth Corp.	5,787,100	150,580
Qwest Communications International, Inc. (a)	25,475,900	111,075
SBC Communications, Inc.	31,380,791	748,432
Verizon Communications, Inc.	3,116,750	98,209
		1,108,296
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.	2,245,786	52,349

TOTAL TELECOMMUNICATION SERVICES		1,160,645

TOTAL COMMON STOCKS
(Cost $14,718,459)		15,892,941

Convertible Bonds — 0.1%
	Principal
	Amount (000s)

INFORMATION TECHNOLOGY – 0.1%
Communications Equipment – 0.1%
CIENA Corp. 3.75% 2/1/08	$8,560	7,747
TOTAL CONVERTIBLE BONDS
(Cost $8,560)		7,747

Quarterly Report

6

Money Market Funds — 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.92% (b)	313,227,013	$ 313,227
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	255,000	255
TOTAL MONEY MARKET FUNDS
(Cost $313,482)		313,482
TOTAL INVESTMENT PORTFOLIO – 99.9%
(Cost $15,040,501)		16,214,170
NET OTHER ASSETS – 0.1%		17,068
NET ASSETS – 100%		$ 16,231,238
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $15,138,094,000. Net unrealized appreciation aggregated $1,076,076,000, of which $2,255,659,000 related to appreciated investment securities and $1,179,583,000 related to depreciated investment securities.

7 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

8

     Quarterly Holdings Report for Fidelity® Growth & Income Portfolio

October 31, 2005

1.809089.101 GAI-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 96.8%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 8.9%
Diversified Consumer Services – 0.5%
Apollo Group, Inc. Class A (a)	2,450,110	$154,406
Hotels, Restaurants & Leisure – 1.6%
Carnival Corp. unit	3,381,900	167,979
Harrah’s Entertainment, Inc.	1,143,300	69,147
Marriott International, Inc. Class A	350,200	20,879
McDonald’s Corp.	1,307,250	41,309
MGM MIRAGE (a)	2,314,856	86,506
Starbucks Corp. (a)	3,682,012	104,127
		489,947
Internet & Catalog Retail – 0.4%
eBay, Inc. (a)	2,832,080	112,150
Media – 3.4%
Arbitron, Inc.	442,700	16,561
Clear Channel Communications, Inc.	1,660,900	50,525
E.W. Scripps Co. Class A	1,047,900	47,994
EchoStar Communications Corp. Class A	5,842,563	156,990
Gannett Co., Inc.	1,039,900	65,160
Lamar Advertising Co. Class A (a)	428,950	19,140
News Corp. Class B	7,362,800	110,884
Omnicom Group, Inc.	4,660,700	386,652
Time Warner, Inc.	2,521,846	44,965
Univision Communications, Inc. Class A (a)	3,290,900	86,024
Viacom, Inc. Class B (non-vtg.)	2,315,447	71,709
		1,056,604
Multiline Retail – 0.6%
Family Dollar Stores, Inc.	57,800	1,280
Federated Department Stores, Inc.	440,067	27,007
Target Corp.	3,037,300	169,147
		197,434
Specialty Retail – 2.4%
Home Depot, Inc.	10,775,350	442,220
Lowe’s Companies, Inc.	1,256,700	76,370
Staples, Inc.	9,238,750	209,997
		728,587

TOTAL CONSUMER DISCRETIONARY		2,739,128

Quarterly Report

2

Common Stocks – continued
	Shares	Value (000s)

CONSUMER STAPLES – 11.8%
Beverages – 1.1%
Anheuser-Busch Companies, Inc.	127,400	$5,257
Diageo PLC sponsored ADR	1,261,000	74,941
PepsiCo, Inc.	2,864,807	169,253
The Coca-Cola Co.	1,872,069	80,087
		329,538
Food & Staples Retailing – 6.0%
Albertsons, Inc.	1,800,000	45,198
CVS Corp.	8,521,900	208,020
Safeway, Inc.	4,391,330	102,142
Sysco Corp.	2,791,100	89,064
Wal-Mart Stores, Inc.	24,868,400	1,176,524
Walgreen Co.	4,983,700	226,409
		1,847,357
Food Products – 0.4%
Nestle SA:
(Reg.)	175,539	52,288
sponsored ADR	914,700	68,237
		120,525
Household Products – 2.1%
Colgate-Palmolive Co.	2,626,500	139,099
Kimberly-Clark Corp.	1,436,600	81,656
Procter & Gamble Co.	7,729,702	432,786
		653,541
Tobacco – 2.2%
Altria Group, Inc.	8,743,000	656,162

TOTAL CONSUMER STAPLES		3,607,123

ENERGY – 7.2%
Energy Equipment & Services – 1.3%
Halliburton Co.	4,092,960	241,894
National Oilwell Varco, Inc. (a)	120,400	7,521
Noble Corp.	958,400	61,702
Schlumberger Ltd. (NY Shares)	302,300	27,440
Smith International, Inc.	173,500	5,621
Weatherford International Ltd. (a)	708,850	44,374
		388,552

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 5.9%
Amerada Hess Corp.		884,300	$110,626
Apache Corp.		2,853,170	182,118
BP PLC sponsored ADR		974,300	64,694
Chevron Corp.		5,132,820	292,930
ConocoPhillips		1,326,300	86,713
Exxon Mobil Corp.		13,319,494	747,756
Murphy Oil Corp.		217,100	10,171
Occidental Petroleum Corp.		1,131,620	89,262
Total SA sponsored ADR		1,005,300	126,688
Valero Energy Corp.		955,600	100,567
			1,811,525

TOTAL ENERGY			2,200,077

FINANCIALS – 22.0%
Capital Markets – 4.4%
Ameriprise Financial, Inc. (a)		973,438	36,231
Goldman Sachs Group, Inc.		4,556,390	575,791
Merrill Lynch & Co., Inc.		3,995,300	258,656
Morgan Stanley		859,600	46,771
Northern Trust Corp.		3,197,023	171,360
State Street Corp.		144,700	7,992
UBS AG (NY Shares)		2,991,550	256,286
			1,353,087
Commercial Banks – 4.8%
Bank of America Corp.		24,337,159	1,064,507
Standard Chartered PLC (United Kingdom)		1,456,439	30,582
Wachovia Corp.		3,524,313	178,048
Wells Fargo & Co.		3,234,406	194,711
			1,467,848
Consumer Finance – 0.6%
American Express Co.		3,774,090	187,836
Diversified Financial Services – 1.8%
Citigroup, Inc.		7,317,838	335,011
JPMorgan Chase & Co.		6,356,592	232,778
			567,789
Insurance – 7.2%
ACE Ltd.		1,569,000	81,745
AFLAC, Inc.		2,765,800	132,150

Quarterly Report	4

Common Stocks – continued
	Shares	Value (000s)

FINANCIALS – continued
Insurance – continued
Allstate Corp.	1,348,000	$71,161
AMBAC Financial Group, Inc.	945,000	66,991
American International Group, Inc.	23,804,070	1,542,504
Hartford Financial Services Group, Inc.	564,380	45,009
MBIA, Inc.	2,908,700	169,403
The Chubb Corp.	24,100	2,241
W.R. Berkley Corp.	430,200	18,800
XL Capital Ltd. Class A	1,017,600	65,187
		2,195,191
Real Estate – 1.1%
Equity Lifestyle Properties, Inc. (d)	1,251,600	52,980
Equity Office Properties Trust	2,605,690	80,255
Equity Residential (SBI)	4,260,370	167,220
Simon Property Group, Inc.	310,800	22,259
		322,714
Thrifts & Mortgage Finance – 2.1%
Fannie Mae	6,365,820	302,504
Freddie Mac	1,942,589	119,178
Golden West Financial Corp., Delaware	3,663,100	215,134
		636,816

TOTAL FINANCIALS		6,731,281

HEALTH CARE – 13.9%
Biotechnology – 0.3%
Amgen, Inc. (a)	317,600	24,061
Cephalon, Inc. (a)	434,500	19,809
Gilead Sciences, Inc. (a)	350,000	16,538
Protein Design Labs, Inc. (a)	656,600	18,398
		78,806
Health Care Equipment & Supplies – 1.9%
Baxter International, Inc.	4,534,930	173,370
Becton, Dickinson & Co.	1,097,520	55,699
C.R. Bard, Inc.	2,057,820	128,367
Kinetic Concepts, Inc. (a)	185,100	6,645
Medtronic, Inc.	2,993,290	169,600

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Stryker Corp.	1,080,100	$44,360
Waters Corp. (a)	411,700	14,904
		592,945
Health Care Providers & Services – 3.7%
Cardinal Health, Inc.	2,669,700	166,883
Emdeon Corp. (a)	4,283,250	39,406
McKesson Corp.	1,429,000	64,919
UnitedHealth Group, Inc.	14,824,400	858,185
		1,129,393
Pharmaceuticals – 8.0%
Abbott Laboratories	3,829,200	164,847
Allergan, Inc.	1,035,820	92,499
Eli Lilly & Co.	1,302,002	64,827
Johnson & Johnson	8,940,900	559,879
Novartis AG sponsored ADR	4,581,450	246,574
Pfizer, Inc.	17,149,669	372,834
Roche Holding AG (participation certificate)	2,079,390	310,662
Schering-Plough Corp.	10,395,360	211,442
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,222,200	160,950
Wyeth	6,215,800	276,976
		2,461,490

TOTAL HEALTH CARE		4,262,634

INDUSTRIALS – 12.1%
Aerospace & Defense – 2.4%
Honeywell International, Inc.	6,358,600	217,464
Lockheed Martin Corp.	1,938,840	117,416
Northrop Grumman Corp.	257,745	13,828
Raytheon Co.	2,470,400	91,281
The Boeing Co.	2,059,700	133,139
United Technologies Corp.	3,306,468	169,556
		742,684
Air Freight & Logistics – 0.1%
United Parcel Service, Inc. Class B	309,583	22,581
Commercial Services & Supplies – 1.0%
Aramark Corp. Class B	1,625,900	41,330
Equifax, Inc.	2,000,700	68,964

Quarterly Report

6

Common Stocks – continued
		Shares	Value (000s)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Robert Half International, Inc.		3,376,550	$124,527
Waste Management, Inc.		2,475,500	73,052
			307,873
Construction & Engineering – 0.0%
Fluor Corp.		181,600	11,550
Electrical Equipment – 0.3%
Emerson Electric Co.		1,100,000	76,505
Industrial Conglomerates – 7.4%
3M Co.		1,875,380	142,491
General Electric Co.		53,888,000	1,827,343
Tyco International Ltd.		11,432,350	301,700
			2,271,534
Machinery – 0.3%
Deere & Co.		1,691,000	102,610
Road & Rail – 0.6%
Burlington Northern Santa Fe Corp.		1,799,700	111,689
Norfolk Southern Corp.		1,505,100	60,505
			172,194

TOTAL INDUSTRIALS			3,707,531

INFORMATION TECHNOLOGY – 13.7%
Communications Equipment – 0.2%
QUALCOMM, Inc.		1,683,730	66,945
Computers & Peripherals – 3.8%
Dell, Inc. (a)		25,599,350	816,107
EMC Corp. (a)		4,314,180	60,226
Hewlett-Packard Co.		3,804,500	106,678
International Business Machines Corp.		2,210,200	180,971
			1,163,982
Electronic Equipment & Instruments – 0.2%
CDW Corp.		785,640	44,271
Flextronics International Ltd. (a)		2,974,600	27,634
			71,905
Internet Software & Services – 1.9%
Google, Inc. Class A (sub. vtg.) (a)		887,310	330,204
Yahoo!, Inc. (a)		6,535,270	241,609
			571,813

	7		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
IT Services – 1.1%
Affiliated Computer Services, Inc. Class A (a)	594,400	$32,163
Automatic Data Processing, Inc.	3,376,900	157,566
DST Systems, Inc. (a)	418,400	23,481
First Data Corp.	1,897,265	76,744
Fiserv, Inc. (a)	537,900	23,495
Paychex, Inc.	205,900	7,981
		321,430
Office Electronics – 0.1%
Zebra Technologies Corp. Class A (a)	1,007,000	43,412
Semiconductors & Semiconductor Equipment – 2.9%
Analog Devices, Inc.	1,313,300	45,677
ARM Holdings PLC sponsored ADR	4,202,688	24,165
Intel Corp.	32,714,400	768,788
Maxim Integrated Products, Inc.	1,127,500	39,102
Microchip Technology, Inc.	699,400	21,101
		898,833
Software – 3.5%
Microsoft Corp.	41,875,939	1,076,212

TOTAL INFORMATION TECHNOLOGY		4,214,532

MATERIALS – 0.9%
Chemicals – 0.9%
Ashland, Inc.	372,200	19,916
Dow Chemical Co.	1,216,570	55,792
E.I. du Pont de Nemours & Co.	380,000	15,842
Praxair, Inc.	3,842,200	189,843
		281,393

TELECOMMUNICATION SERVICES – 5.4%
Diversified Telecommunication Services – 5.3%
BellSouth Corp.	15,236,200	396,446
SBC Communications, Inc.	25,610,200	610,803
Verizon Communications, Inc.	19,795,140	623,745
		1,630,994

Quarterly Report

8

Common Stocks – continued
	Shares	Value (000s)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 0.1%
ALLTEL Corp.	51,016	$3,156
Sprint Nextel Corp.	562,200	13,105
		16,261

TOTAL TELECOMMUNICATION SERVICES		1,647,255

UTILITIES – 0.9%
Electric Utilities – 0.9%
Entergy Corp.	1,399,100	98,944
Exelon Corp.	940,150	48,916
FPL Group, Inc.	2,945,268	126,823
		274,683
Independent Power Producers & Energy Traders – 0.0%
Duke Energy Corp.	481,900	12,761

TOTAL UTILITIES		287,444

TOTAL COMMON STOCKS
(Cost $22,097,525)		29,678,398

Money Market Funds — 2.0%

Fidelity Cash Central Fund, 3.92% (b)	573,641,059	573,641
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	29,349,500	29,350
TOTAL MONEY MARKET FUNDS
(Cost $602,991)		602,991

TOTAL INVESTMENT PORTFOLIO – 98.8%
(Cost $22,700,516)		30,281,389

NET OTHER ASSETS – 1.2%		369,966

NET ASSETS – 100%		$30,651,355

9 Quarterly Report

Investments (Unaudited) - continued

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Affiliated company

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value,
Affiliates	beginning of		Proceeds	Income	end of
(Amounts in thousands)	period				period
Equity Lifestyle
Properties, Inc	$ 64,607	$—	$ 9,314	$4	$52,980
SLM Corp	1,373,570	24,501	1,438,843	5,933	—
Total	$ 1,438,177	$24,501	$1,448,157	$5,937	$52,980

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $22,745,431,000. Net unrealized appreciation aggregated $7,535,958,000, of which $7,994,183,000 related to appreciated investment securities and $458,225,000 related to depreciated investment securities.

Quarterly Report

10

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

11 Quarterly Report

Quarterly Holdings Report for

Fidelity® International Real Estate Fund

October 31, 2005

1.809077.101 IRE-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 98.4%

		Shares	Value

Australia – 20.1%
Centro Properties Group unit		595,282	$2,652,928
CFS Gandel Retail Trust		2,460,500	3,431,299
Commonwealth Property Office Fund		1,067,700	970,022
DB RREEF Trust unit		1,227,338	1,225,186
Investa Property Group unit		2,275,600	3,318,081
Macquarie Goodman Group unit		1,685,719	5,092,405
Stockland unit		1,066,800	4,873,945
The GPT Group unit		568,800	1,633,230
Westfield Group unit		837,200	10,398,131
TOTAL AUSTRALIA			33,595,227

Austria – 0.6%
IMMOFINANZ Immobilien Anlagen AG (a)		105,800	1,023,500
Finland – 0.9%
Citycon Oyj		404,000	1,549,744
France – 5.4%
Gecina SA		20,000	2,210,495
Klepierre SA		30,800	2,887,261
Unibail (Reg.)		29,900	3,949,858
TOTAL FRANCE			9,047,614

Germany – 0.8%
IVG Immobilien AG		65,400	1,261,428
Greece – 1.3%
Babis Vovos International Technical SA		130,580	2,135,107
Hong Kong – 13.0%
Cheung Kong Holdings Ltd. ADR		139,300	1,483,545
Hang Lung Properties Ltd.		786,000	1,125,450
Henderson Land Development Co. Ltd.		676,700	3,015,955
Hong Kong Land Holdings Ltd.		799,000	2,285,140
Hysan Development Co. Ltd.		633,000	1,371,809
Kerry Properties Ltd.		423,000	1,058,578
New World Development Co. Ltd.		1,671,000	2,058,545
Sun Hung Kai Properties Ltd.		925,000	8,746,340
Wharf Holdings Ltd.		143,000	487,913
TOTAL HONG KONG			21,633,275

Italy – 2.1%
Beni Stabili Spa		1,375,400	1,318,184
Pirelli & C. Real Estate Spa		38,700	2,117,778
TOTAL ITALY			3,435,962

Quarterly Report	2

Common Stocks – continued
	Shares	Value

Japan – 21.2%
Aeon Mall Co. Ltd.	27,000	$1,152,755
Japan Logistics Fund, Inc	210	1,318,510
Japan Prime Realty Investment Corp	576	1,586,265
Japan Real Estate Investment Corp	233	1,789,805
Japan Retail Fund Investment Corp	269	1,961,510
Mitsubishi Estate Co. Ltd.	560,000	8,307,524
Mitsui Fudosan Co. Ltd.	692,000	11,356,422
Nippon Building Fund, Inc.	353	2,827,761
NTT Urban Development Co.	285	1,673,404
Sumitomo Realty & Development Co. Ltd.	141,000	2,283,426
Tokyo Tatemono Co. Ltd.	125,000	1,039,220
TOTAL JAPAN		35,296,602

Netherlands – 6.1%
Corio NV	15,626	887,506
Eurocommercial Properties NV (Certificaten Van Aandelen)	53,717	1,987,820
Nieuwe Steen Investments NV	62,363	1,513,842
Rodamco Europe NV	55,200	4,393,754
Wereldhave NV	14,700	1,422,065
TOTAL NETHERLANDS		10,204,987

Singapore – 4.0%
Ascendas Real Estate Investment Trust (A-REIT)	1,213,900	1,440,469
CapitaLand Ltd.	1,464,000	2,748,484
Keppel Land Ltd.	576,000	1,299,005
Singapore Land Ltd.	415,000	1,261,770
TOTAL SINGAPORE		6,749,728

Sweden – 0.5%
Castellum AB	21,900	759,199
Switzerland – 0.6%
PSP Swiss Property AG	23,140	1,006,984
Thailand – 0.3%
Ticon Industrial Connection PCL (For. Reg.)	1,800,000	542,913
United Kingdom – 21.5%
British Land Co. PLC	471,700	7,432,579
Brixton PLC	323,400	2,147,113
Capital & Regional PLC	190,200	2,517,128
CLS Holdings PLC (a)	156,597	1,269,099
Derwent Valley Holdings PLC	74,600	1,728,869
Development Securities PLC	174,900	1,422,850
Great Portland Estates PLC	142,400	945,420

3		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

United Kingdom – continued
Hammerson PLC	97,700	$ 1,542,919
Helical Bar PLC	265,000	1,360,591
Land Securities Group PLC	252,600	6,211,826
Liberty International PLC	163,700	2,696,800
Slough Estates PLC	428,500	3,846,294
Unite Group PLC	341,700	1,958,567
Workspace Group PLC	179,000	842,982
TOTAL UNITED KINGDOM		35,923,037

TOTAL COMMON STOCKS
(Cost $152,536,415)		164,165,307

Money Market Funds — 3.7%

Fidelity Cash Central Fund, 3.92% (b)	2,999,068	2,999,068
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	3,088,960	3,088,960
TOTAL MONEY MARKET FUNDS
(Cost $6,088,028)		6,088,028

TOTAL INVESTMENT PORTFOLIO – 102.1%
(Cost $158,624,443)		170,253,335

NET OTHER ASSETS – (2.1)%		(3,440,501)

NET ASSETS – 100%	$ 166,812,834

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $162,409,409. Net unrealized appreciation aggregated $7,843,926, of which $11,880,642 related to appreciated investment securities and $4,036,716 related to depreciated investment securities.

Quarterly Report

4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

5 Quarterly Report

Quarterly Holdings Report for

Fidelity® Leveraged Company Stock Fund

October 31, 2005

1.809078.101 LSF-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 98.0%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 9.0%
Auto Components – 0.6%
Tenneco, Inc. (a)	258,500	$4,270
TRW Automotive Holdings Corp. (a)	618,100	16,720
		20,990
Diversified Consumer Services – 4.0%
Carriage Services, Inc. Class A (a)	266,200	1,608
Service Corp. International (SCI) (e)	15,675,300	131,202
		132,810
Hotels, Restaurants & Leisure – 2.2%
Alliance Gaming Corp. (a)	896,000	9,686
Centerplate, Inc. unit	363,005	3,924
Friendly Ice Cream Corp. (a)(e)	423,400	4,226
Pinnacle Entertainment, Inc. (a)	1,389,000	26,322
Six Flags, Inc. (a)	3,395,400	25,092
Sunterra Corp. (a)	342,900	4,118
		73,368
Media – 2.0%
Cablevision Systems Corp. – NY Group Class A (a)	242,900	6,024
Charter Communications, Inc. Class A (a)	13,115,971	15,739
Gray Television, Inc.	622,300	5,601
Liberty Global, Inc.:
Class A	33,815	838
Class C (a)	33,815	802
Nexstar Broadcasting Group, Inc. (a)	222,000	1,028
NTL, Inc. (a)	244,669	15,003
Spanish Broadcasting System, Inc. Class A (a)	248,100	1,513
The DIRECTV Group, Inc. (a)	619,645	8,811
The Reader’s Digest Association, Inc. (non-vtg.)	752,900	11,534
		66,893
Specialty Retail – 0.2%
AutoNation, Inc. (a)	247,600	4,922

TOTAL CONSUMER DISCRETIONARY		298,983

CONSUMER STAPLES – 3.9%
Food & Staples Retailing – 2.6%
Albertsons, Inc.	1,379,300	34,634
Koninklijke Ahold NV sponsored ADR (a)	2,756,800	19,242
Kroger Co. (a)	439,300	8,742

Quarterly Report

2

Common Stocks – continued
	Shares	Value (000s)

CONSUMER STAPLES – continued
Food & Staples Retailing – continued
Pathmark Stores, Inc. (a)	1,297,047	$12,646
Safeway, Inc.	445,700	10,367
		85,631
Food Products – 1.1%
Corn Products International, Inc.	475,600	11,324
Kellogg Co.	84,900	3,750
Smithfield Foods, Inc. (a)	711,700	21,052
		36,126
Personal Products – 0.2%
Revlon, Inc. Class A (sub. vtg.) (a)	2,968,399	8,727

TOTAL CONSUMER STAPLES		130,484

ENERGY – 35.4%
Energy Equipment & Services – 6.2%
Grant Prideco, Inc. (a)	606,300	23,579
Grey Wolf, Inc. (a)	8,326,600	63,948
Hanover Compressor Co. (a)	451,500	5,806
Hercules Offshore, Inc.	33,400	727
Nabors Industries Ltd. (a)	454,400	31,185
Noble Corp.	137,000	8,820
Petroleum Geo-Services ASA sponsored ADR (a)	838,459	21,255
Pride International, Inc. (a)	646,100	18,136
Rowan Companies, Inc.	321,100	10,593
Universal Compression Holdings, Inc. (a)	610,000	21,747
		205,796
Oil, Gas & Consumable Fuels – 29.2%
Burlington Resources, Inc.	559,500	40,407
Chesapeake Energy Corp.	2,434,100	78,135
Comstock Resources, Inc. (a)	311,800	9,388
El Paso Corp.	2,647,700	31,402
Forest Oil Corp. (a)(e)	3,610,100	157,691
Frontier Oil Corp.	966,800	35,656
Frontline Ltd.	185,300	7,391
Frontline Ltd. (NY Shares)	1,036,800	41,171
General Maritime Corp. (e)	3,275,400	121,943
Houston Exploration Co. (a)	89,200	4,598
KCS Energy, Inc. (a)	598,800	14,443
Nexen, Inc.	831,600	34,222

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
OMI Corp. (e)	5,100,900	$92,224
Overseas Shipholding Group, Inc.	308,400	14,680
Petrohawk Energy Corp. (a)	448,748	5,547
Range Resources Corp.	2,326,200	83,022
Ship Finance International Ltd.:
(Norway)	18,530	332
(NY Shares)	449,662	8,562
Teekay Shipping Corp.	3,258,300	128,507
Valero Energy Corp.	544,800	57,335
		966,656

TOTAL ENERGY		1,172,452

FINANCIALS – 1.5%
Consumer Finance – 0.3%
Metris Companies, Inc. (a)	637,300	9,362
Insurance – 1.0%
American Financial Group, Inc., Ohio	965,200	32,991
Thrifts & Mortgage Finance – 0.2%
Capital Crossing Bank (a)	258,800	8,797

TOTAL FINANCIALS		51,150

HEALTH CARE – 3.1%
Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.	430,100	16,443
Health Care Providers & Services – 2.6%
DaVita, Inc. (a)	1,567,900	77,109
Rural/Metro Corp. (a)	834,200	7,917
		85,026

TOTAL HEALTH CARE		101,469

INDUSTRIALS – 8.9%
Air Freight & Logistics – 0.1%
Park-Ohio Holdings Corp. (a)	179,465	2,972
Airlines – 1.6%
AirTran Holdings, Inc. (a)	861,500	12,888

Quarterly Report

4

Common Stocks – continued
	Shares	Value (000s)

INDUSTRIALS – continued
Airlines – continued
AMR Corp. (a)	2,314,530	$31,269
US Airways Group, Inc. (a)	330,246	8,150
		52,307
Building Products – 2.0%
American Standard Companies, Inc.	613,200	23,326
Lennox International, Inc.	230,700	6,434
Masco Corp.	605,200	17,248
Royal Group Technologies Ltd. (sub. vtg.) (a)	564,700	5,140
York International Corp.	261,200	14,656
		66,804
Commercial Services & Supplies – 3.0%
Allied Waste Industries, Inc. (a)	2,403,900	19,568
Cenveo, Inc. (a)(e)	2,537,800	25,073
Clean Harbors, Inc. (a)	140,200	4,753
Global Cash Access Holdings, Inc.	305,200	4,279
Republic Services, Inc.	496,500	17,551
Waste Management, Inc.	904,900	26,704
		97,928
Construction & Engineering – 0.1%
Integrated Electrical Services, Inc. (a)(e)	2,607,500	4,459
Industrial Conglomerates – 0.9%
Tyco International Ltd.	1,096,200	28,929
Machinery – 0.4%
Navistar International Corp. (a)	234,000	6,440
Terex Corp. (a)	82,700	4,546
Thermadyne Holdings Corp. (a)	64,900	840
Timken Co.	92,800	2,632
		14,458
Marine – 0.0%
American Commercial Lines, Inc. (a)	8,000	225
Golden Ocean Group Ltd. (a)	2,067,600	1,427
		1,652

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

INDUSTRIALS – continued
Road & Rail – 0.8%
Burlington Northern Santa Fe Corp.	296,400	$18,395
Kansas City Southern (a)	326,700	7,240
		25,635

TOTAL INDUSTRIALS		295,144

INFORMATION TECHNOLOGY – 9.4%
Communications Equipment – 1.0%
Motorola, Inc.	1,515,100	33,575
Computers & Peripherals – 1.1%
McDATA Corp. Class A (a)	2,591,100	12,463
Seagate Technology	1,653,300	23,956
		36,419
Electronic Equipment & Instruments – 1.7%
Celestica, Inc. (sub. vtg.) (a)	2,861,100	27,133
DDi Corp. (a)	2,071,300	1,657
Merix Corp. (a)	385,000	2,075
Solectron Corp. (a)	3,673,600	12,968
Viasystems Group, Inc. (a)	95,400	382
Viasystems Group, Inc. (a)(h)	625,780	2,503
Vishay Intertechnology, Inc. (a)	815,000	9,242
		55,960
Semiconductors & Semiconductor Equipment – 5.3%
AMIS Holdings, Inc. (a)	1,195,324	13,316
Amkor Technology, Inc. (a)(e)	9,439,636	49,841
Atmel Corp. (a)	13,152,700	32,356
Fairchild Semiconductor International, Inc. (a)	200,000	3,080
Freescale Semiconductor, Inc.:
Class A (a)	287,500	6,811
Class B (a)	27,040	646
ON Semiconductor Corp. (a)(e)	14,131,800	65,572
Skyworks Solutions, Inc. (a)	1,112,647	5,964
		177,586
Software – 0.3%
Sybase, Inc. (a)	396,100	8,813

TOTAL INFORMATION TECHNOLOGY		312,353

Quarterly Report

6

Common Stocks – continued
	Shares	Value (000s)

MATERIALS – 13.0%
Chemicals – 5.8%
Albemarle Corp.	442,000	$15,510
Arch Chemicals, Inc.	648,542	17,037
Celanese Corp. Class A	4,143,100	73,084
Chemtura Corp.	4,081,661	43,674
Methanex Corp.	701,700	11,348
NOVA Chemicals Corp.	537,000	19,129
Rhodia SA sponsored ADR (a)	7,102,200	14,346
Texas Petrochemicals, Inc. (a)	11,700	257
		194,385
Construction Materials – 0.1%
Texas Industries, Inc.	53,800	2,668
Containers & Packaging – 3.4%
Owens-Illinois, Inc. (a)	1,132,890	21,570
Packaging Corp. of America	179,700	3,646
Pactiv Corp. (a)	2,006,300	39,524
Sealed Air Corp. (a)	156,900	7,894
Smurfit-Stone Container Corp. (a)	3,726,482	39,352
		111,986
Metals & Mining – 0.5%
Chaparral Steel Co. (a)	53,800	1,344
Freeport-McMoRan Copper & Gold, Inc. Class B	282,500	13,961
Haynes International, Inc. (a)	16,834	370
		15,675
Paper & Forest Products – 3.2%
Aracruz Celulose SA (PN-B) sponsored ADR	184,500	7,066
Georgia-Pacific Corp.	301,300	9,801
International Paper Co.	1,527,900	44,584
Weyerhaeuser Co.	691,100	43,774
		105,225

TOTAL MATERIALS		429,939

TELECOMMUNICATION SERVICES – 7.4%
Diversified Telecommunication Services – 3.1%
Covad Communications Group, Inc. (a)	931,615	829
General Communications, Inc. Class A (a)	907,800	8,724
Qwest Communications International, Inc. (a)	17,642,400	76,921

7 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Telewest Global, Inc. (a)	590,291	$13,465
XO Communications, Inc. (a)	926,500	2,075
		102,014
Wireless Telecommunication Services – 4.3%
American Tower Corp. Class A (a)	300,300	7,162
Crown Castle International Corp. (a)	536,100	13,145
Dobson Communications Corp. Class A (a)	1,733,300	12,636
NII Holdings, Inc. (a)	160,800	13,334
Sprint Nextel Corp.	4,105,697	95,704
		141,981

TOTAL TELECOMMUNICATION SERVICES		243,995

UTILITIES – 6.4%
Independent Power Producers & Energy Traders – 4.3%
AES Corp. (a)	8,930,458	141,905
Multi-Utilities – 2.1%
Aquila, Inc. (a)	911,800	3,228
CMS Energy Corp. (a)	4,552,600	67,879
		71,107

TOTAL UTILITIES		213,012

TOTAL COMMON STOCKS
(Cost $2,548,735)		3,248,981

Preferred Stocks — 0.4%

Convertible Preferred Stocks – 0.0%

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Emmis Communications Corp. Series A, 6.25%	32,200	1,385
Nonconvertible Preferred Stocks – 0.4%

CONSUMER STAPLES – 0.4%
Food Products – 0.4%
Doane Pet Care Co. 14.25% pay-in-kind (a)	122,505	11,638

Quarterly Report

8

Preferred Stocks – continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks – continued

TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
PTV, Inc. Series A, 10.00%	84	$0

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,638

TOTAL PREFERRED STOCKS
(Cost $6,956)		13,023

Corporate Bonds — 0.7%
	Principal
	Amount (000s)
Convertible Bonds – 0.4%

TELECOMMUNICATION SERVICES – 0.4%
Wireless Telecommunication Services – 0.4%
ICO North America, Inc. 7.5% 8/15/09 (h)	$11,970	12,209
Nonconvertible Bonds – 0.3%

CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Vertis, Inc. 13.5% 12/7/09 (f)	3,430	2,624
INDUSTRIALS – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc. 8% 12/15/07 (d)(f)	11,835	1,982
Northwest Airlines Corp. 10% 2/1/09 (d)	1,070	302
Northwest Airlines, Inc.:
8.7% 3/15/07 (d)	1,750	490
9.875% 3/15/07 (d)	8,030	2,349
		5,123

MATERIALS – 0.1%
Chemicals – 0.1%
Pliant Corp.:
11.125% 9/1/09	3,085	2,530
13% 6/1/10 (d)	2,345	375
		2,905

9 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

MATERIALS – continued
Containers & Packaging – 0.0%
Huntsman Packaging Corp. 13% 6/1/10 (d)	$2,815	$450
TOTAL MATERIALS		3,355

TOTAL NONCONVERTIBLE BONDS		11,102
TOTAL CORPORATE BONDS
(Cost $29,130)		23,311
Floating Rate Loans — 0.3%

TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
McLeodUSA, Inc.:
revolver loan 9.4833% 5/31/07 (d)(g)	5,792	1,738
Tranche A, term loan 9.4832% 5/31/07 (d)(g)	17,122	5,136
Tranche B, term loan 10.2% 5/30/08 (d)(g)	15,507	4,652
		11,526
TOTAL FLOATING RATE LOANS
(Cost $26,863)		11,526
Money Market Funds — 3.6%
	Shares
Fidelity Cash Central Fund, 3.92% (b)	20,458,748	20,459
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	97,759,850	97,760
TOTAL MONEY MARKET FUNDS
(Cost $118,219)		118,219

TOTAL INVESTMENT PORTFOLIO – 103.0%
(Cost $2,729,903)		3,415,060

NET OTHER ASSETS – (3.0)%		(98,031)
NET ASSETS – 100%		$3,317,029

Quarterly Report

10

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Non-income producing – Issuer is in default.

(e)	Affiliated company

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,606,000 or 0.1% of net assets.

(g)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,712,000 or 0.4% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5%
8/15/09	8/12/05	$11,970
Viasystems Group, Inc.	2/13/04	$12,594

11 Quarterly Report

Investments (Unaudited) - continued

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value,
Affiliates	beginning of		Proceeds	Income	end of
(Amounts in thousands)	period				period
Amkor Technology, Inc	$43,989	$—	$—	$—	$49,841
Cenveo, Inc	14,879	6,901	—	—	25,073
Forest Oil Corp	161,587	—	—	—	157,691
Friendly Ice Cream Corp.	5,102	—	—	—	4,226
General Maritime Corp.	114,085	11,764	—	2,458	121,943
Integrated Electrical
Services, Inc	7,223	—	—	—	4,459
OMI Corp	91,969	—	—	408	92,224
ON Semiconductor Corp.	74,157	5,314	—	—	65,572
Service Corp.
International (SCI)	126,376	9,443	—	392	131,202
Total	$639,367	$33,422	$—	$3,258	$652,231

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,727,621,000. Net unrealized appreciation aggregated $687,439,000, of which $906,188,000 related to appreciated investment securities and $218,749,000 related to depreciated investment securities.

Quarterly Report

12

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

13 Quarterly Report

Quarterly Holdings Report for Fidelity® OTC Portfolio

October 31, 2005

1.809071.101 OTC-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 98.8%

		Shares	Value (000s)

CONSUMER DISCRETIONARY – 11.6%
Auto Components – 0.0%
IMPCO Technologies, Inc. (a)		503,357	$2,612
Diversified Consumer Services – 0.1%
Bright Horizons Family Solutions, Inc. (a)		200,000	7,994
Hotels, Restaurants & Leisure – 2.7%
BJ’s Restaurants, Inc. (a)		525,300	11,399
Buffalo Wild Wings, Inc. (a)		259,300	7,115
Isle of Capri Casinos, Inc. (a)		211,800	4,507
P.F. Chang’s China Bistro, Inc. (a)		415,700	19,014
Penn National Gaming, Inc. (a)		816,200	24,119
Red Robin Gourmet Burgers, Inc. (a)(d)		1,018,750	49,134
Starbucks Corp. (a)		1,279,400	36,181
Texas Roadhouse, Inc. Class A		1,070,310	16,847
Wynn Resorts Ltd. (a)		884,600	41,293
			209,609
Household Durables – 0.0%
Garmin Ltd.		24,300	1,396
Inventec Appliances Corp.		278,000	1,085
			2,481
Internet & Catalog Retail – 2.8%
Amazon.com, Inc. (a)		993,400	39,617
Coldwater Creek, Inc. (a)		1,058,100	28,558
eBay, Inc. (a)		3,684,000	145,886
			214,061
Media – 1.3%
EchoStar Communications Corp. Class A		551,722	14,825
Harris Interactive, Inc. (a)		250,000	1,043
Morningstar, Inc.		25,886	761
Pixar (a)		750,700	38,083
Sirius Satellite Radio, Inc. (a)		3,602,600	22,480
XM Satellite Radio Holdings, Inc. Class A (a)		711,400	20,510
			97,702
Multiline Retail – 0.5%
Fred’s, Inc. Class A		336,900	5,020
Sears Holdings Corp. (a)		172,800	20,779
Tuesday Morning Corp.		628,500	15,078
			40,877
Specialty Retail – 3.9%
Bed Bath & Beyond, Inc. (a)		741,100	30,029

Quarterly Report	2

Common Stocks – continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Best Buy Co., Inc.	1,167,850	$51,689
Circuit City Stores, Inc.	132,800	2,363
Finish Line, Inc. Class A	695,400	10,876
Gamestop Corp.:
Class A (a)	437,971	15,539
Class B (a)	741,200	23,970
Guitar Center, Inc. (a)	452,380	23,574
Home Depot, Inc.	294,700	12,094
Lowe’s Companies, Inc.	185,700	11,285
New York & Co., Inc.	597,300	8,064
OfficeMax, Inc.	450,000	12,609
Staples, Inc.	2,855,300	64,901
Urban Outfitters, Inc. (a)	1,297,000	36,744
		303,737
Textiles, Apparel & Luxury Goods – 0.3%
NIKE, Inc. Class B	250,000	21,013

TOTAL CONSUMER DISCRETIONARY		900,086

CONSUMER STAPLES – 1.1%
Food & Staples Retailing – 1.1%
Costco Wholesale Corp.	836,100	40,434
Whole Foods Market, Inc.	286,100	41,236
Wild Oats Markets, Inc. (a)	70,921	789
		82,459

ENERGY – 1.7%
Energy Equipment & Services – 1.1%
GlobalSantaFe Corp.	205,400	9,151
Halliburton Co.	151,500	8,954
Key Energy Services, Inc. (a)	568,300	7,672
Noble Corp.	138,500	8,917
Patterson-UTI Energy, Inc.	1,324,000	45,188
Schlumberger Ltd. (NY Shares)	98,100	8,905
		88,787

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 0.6%
Syntroleum Corp. (a)		973,000	$6,957
Valero Energy Corp.		384,100	40,423
			47,380

TOTAL ENERGY			136,167

FINANCIALS – 2.5%
Capital Markets – 1.0%
Ameritrade Holding Corp. (a)		1,190,000	25,026
Calamos Asset Management, Inc. Class A		651,600	15,827
E*TRADE Financial Corp. (a)		767,900	14,245
Investors Financial Services Corp.		479,700	18,315
optionsXpress Holdings, Inc.		461,400	8,702
			82,115
Commercial Banks – 1.0%
Fifth Third Bancorp		395,000	15,867
HDFC Bank Ltd. sponsored ADR		186,800	8,255
Nara Bancorp, Inc.		434,000	7,825
SVB Financial Group (a)		490,300	24,373
Texas Capital Bancshares, Inc. (a)		400,000	8,564
UCBH Holdings, Inc.		706,800	12,298
			77,182
Consumer Finance – 0.1%
Asta Funding, Inc.		291,500	7,908
Insurance – 0.2%
IPC Holdings Ltd.		559,800	14,740
Thrifts & Mortgage Finance – 0.2%
Hudson City Bancorp, Inc.		1,443,200	17,087

TOTAL FINANCIALS			199,032

HEALTH CARE – 18.4%
Biotechnology – 10.2%
Abgenix, Inc. (a)		100,000	1,040
Affymetrix, Inc. (a)		637,100	28,943
Alkermes, Inc. (a)		1,204,300	19,618
Amgen, Inc. (a)		3,632,200	275,175
Biogen Idec, Inc. (a)		2,378,800	96,651
BioMarin Pharmaceutical, Inc. (a)		1,377,600	11,572

Quarterly Report	4

Common Stocks – continued
	Shares	Value (000s)

HEALTH CARE – continued
Biotechnology – continued
Celgene Corp. (a)	704,400	$39,517
Cephalon, Inc. (a)	1,056,400	48,161
Genentech, Inc. (a)	463,400	41,984
Gilead Sciences, Inc. (a)	1,343,400	63,476
ImClone Systems, Inc. (a)	1,230,100	42,684
Invitrogen Corp. (a)	367,100	23,344
MedImmune, Inc. (a)	535,600	18,735
Millennium Pharmaceuticals, Inc. (a)	1,240,200	11,311
Momenta Pharmaceuticals, Inc. (a)	292,300	6,293
Myriad Genetics, Inc. (a)	378,000	7,326
Panacos Pharmaceuticals, Inc. (a)	805,500	6,363
Protein Design Labs, Inc. (a)	1,454,700	40,761
Seattle Genetics, Inc. (a)	551,300	3,027
Solexa, Inc. (a)	69,300	507
Vertex Pharmaceuticals, Inc. (a)	266,500	6,063
		792,551
Health Care Equipment & Supplies – 2.7%
American Medical Systems Holdings, Inc. (a)	498,900	8,157
Arthrocare Corp. (a)	233,400	8,573
Cooper Companies, Inc.	517,700	35,638
Cytyc Corp. (a)	484,000	12,269
Dade Behring Holdings, Inc.	689,000	24,811
Dionex Corp. (a)	494,269	23,937
Gen-Probe, Inc. (a)	285,800	11,672
INAMED Corp. (a)	109,600	7,793
Intermagnetics General Corp. (a)	100,000	2,865
Kyphon, Inc. (a)	205,000	8,218
Respironics, Inc. (a)	1,290,200	46,279
SonoSight, Inc. (a)	251,100	7,380
Thermo Electron Corp. (a)	253,500	7,653
Varian, Inc. (a)	209,100	7,689
		212,934
Health Care Providers & Services – 3.4%
Bumrungrad Hospital PCL:
unit	3,103,500	2,036
(For. Reg.)	493,800	324
Caremark Rx, Inc. (a)	263,460	13,805
Cerner Corp. (a)	99,500	8,403
Emdeon Corp. (a)	6,204,600	57,082

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
Express Scripts, Inc. (a)	637,100	$48,044
Henry Schein, Inc. (a)	574,200	22,761
Humana, Inc. (a)	902,200	40,049
Psychiatric Solutions, Inc. (a)	314,300	17,192
Radiation Therapy Services, Inc. (a)	113,800	3,419
UnitedHealth Group, Inc.	856,800	49,600
WebMD Health Corp. Class A	61,400	1,604
		264,319
Pharmaceuticals – 2.1%
Elan Corp. PLC sponsored ADR (a)	1,584,600	13,073
Endo Pharmaceuticals Holdings, Inc. (a)	450,500	12,127
New River Pharmaceuticals, Inc. (a)	69,800	3,322
Roche Holding AG (participation certificate)	91,300	13,640
Sepracor, Inc. (a)	1,216,200	68,411
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,339,300	51,054
		161,627

TOTAL HEALTH CARE		1,431,431

INDUSTRIALS – 4.0%
Aerospace & Defense – 0.6%
BE Aerospace, Inc. (a)	726,700	13,175
Embraer – Empresa Brasileira de Aeronautica SA
sponsored ADR	892,000	34,601
Ionatron, Inc. (a)	102,000	1,070
		48,846
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	288,451	8,085
Forward Air Corp.	304,200	10,784
		18,869
Airlines – 1.0%
JetBlue Airways Corp. (a)	2,732,322	50,849
Southwest Airlines Co.	1,743,900	27,920
		78,769
Building Products – 0.1%
Builders FirstSource, Inc.	186,341	3,643
Lennox International, Inc.	295,200	8,233
		11,876

Quarterly Report

6

Common Stocks – continued
		Shares	Value (000s)

INDUSTRIALS – continued
Commercial Services & Supplies – 1.0%
Cintas Corp.		408,600	$16,577
Herman Miller, Inc.		91,800	2,516
Monster Worldwide, Inc. (a)		483,000	15,847
PeopleSupport, Inc. (d)		1,232,700	9,862
Tele Atlas NV (a)		466,985	12,987
Waste Management, Inc.		578,500	17,072
			74,861
Construction & Engineering – 0.1%
Williams Scotsman International, Inc.		425,000	6,481
Electrical Equipment – 0.1%
Cheng Uei Precision Industries Co. Ltd.		2,784,000	7,883
Evergreen Solar, Inc. (a)		12,000	99
			7,982
Industrial Conglomerates – 0.1%
Walter Industries, Inc.		250,000	11,418
Machinery – 0.2%
Joy Global, Inc.		300,400	13,779
Marine – 0.1%
Alexander & Baldwin, Inc.		100,000	4,894
Road & Rail – 0.5%
Landstar System, Inc.		939,322	36,183

TOTAL INDUSTRIALS			313,958

INFORMATION TECHNOLOGY – 56.7%
Communications Equipment – 6.6%
Cisco Systems, Inc. (a)		5,990,500	104,534
Comverse Technology, Inc. (a)		799,200	20,060
Juniper Networks, Inc. (a)		541,600	12,636
Motorola, Inc.		2,566,400	56,871
Nokia Corp. sponsored ADR		1,000,000	16,820
QUALCOMM, Inc.		3,276,500	130,274
Research In Motion Ltd. (a)		2,821,700	173,507
			514,702
Computers & Peripherals – 15.0%
Apple Computer, Inc. (a)		3,208,400	184,772
Avid Technology, Inc. (a)		302,900	14,912
Dell, Inc. (a)		12,776,800	407,324
EMC Corp. (a)		6,838,200	95,461

	7		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Hewlett-Packard Co.		2,483,400	$69,635
Lexmark International, Inc. Class A (a)		100,000	4,152
McDATA Corp. Class A (a)		4,952,200	23,820
Network Appliance, Inc. (a)		7,490,400	204,937
Palm, Inc. (a)		1,073,000	27,565
SanDisk Corp. (a)		1,271,000	74,849
Seagate Technology		1,988,800	28,818
Sun Microsystems, Inc. (a)		7,768,900	31,076
			1,167,321
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)		1,296,600	41,504
Hon Hai Precision Industry Co. Ltd. (Foxconn)		5,517,042	23,843
			65,347
Internet Software & Services – 8.2%
Akamai Technologies, Inc. (a)		740,800	12,845
Aladdin Knowledge Systems Ltd. (a)(d)		825,000	14,512
CNET Networks, Inc. (a)		1,196,800	16,265
Digitas, Inc. (a)		1,323,200	14,291
Equinix, Inc. (a)		277,500	10,237
Google, Inc. Class A (sub. vtg.) (a)		810,800	301,731
SonicWALL, Inc. (a)		656,898	4,572
Supportsoft, Inc. (a)		1,695,119	6,797
VeriSign, Inc. (a)		1,889,200	44,642
Yahoo!, Inc. (a)		5,713,916	211,243
			637,135
IT Services – 1.2%
Cognizant Technology Solutions Corp. Class A (a)		630,875	27,746
Infosys Technologies Ltd. sponsored ADR		482,800	32,830
Paychex, Inc.		899,500	34,865
			95,441
Semiconductors & Semiconductor Equipment – 13.3%
Advanced Analogic Technologies, Inc.		1,399,824	15,258
Advanced Micro Devices, Inc. (a)		518,000	12,028
Altera Corp. (a)		2,287,800	38,092
Analog Devices, Inc.		1,796,100	62,468
Applied Materials, Inc.		2,886,100	47,274
Broadcom Corp. Class A (a)		1,594,700	67,711
Conexant Systems, Inc. (a)		6,943,472	13,470
Cypress Semiconductor Corp. (a)		1,652,000	22,467

Quarterly Report	8

Common Stocks – continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Freescale Semiconductor, Inc. Class A (a)	1,934,100	$45,819
Intel Corp.	16,613,100	390,408
Linear Technology Corp.	987,300	32,788
Marvell Technology Group Ltd. (a)	1,296,200	60,157
Maxim Integrated Products, Inc.	1,131,600	39,244
MEMC Electronic Materials, Inc. (a)	1,314,300	23,579
National Semiconductor Corp.	984,900	22,288
PMC-Sierra, Inc. (a)	1,987,205	14,109
Q-Cells AG	5,500	302
Samsung Electronics Co. Ltd.	74,550	39,417
Silicon Laboratories, Inc. (a)	716,400	23,047
Xilinx, Inc.	2,168,000	51,924
Zoran Corp. (a)	647,100	9,499
		1,031,349
Software – 11.6%
Activision, Inc. (a)	3,049,081	48,084
Electronic Arts, Inc. (a)	863,000	49,087
Hyperion Solutions Corp. (a)	100,000	4,836
JAMDAT Mobile, Inc. (a)	293,954	5,415
Macrovision Corp. (a)	799,700	15,066
Mercury Interactive Corp. (a)	884,600	30,775
Microsoft Corp.	20,066,800	515,715
Oracle Corp. (a)	9,478,100	120,182
Quality Systems, Inc.	72,996	4,880
Quest Software, Inc. (a)	881,800	12,266
Red Hat, Inc. (a)	3,565,700	82,796
Sonic Solutions, Inc. (a)	250,000	4,785
Ubisoft Entertainment SA (a)	200,000	9,226
		903,113

TOTAL INFORMATION TECHNOLOGY		4,414,408

MATERIALS – 0.6%
Chemicals – 0.5%
Ashland, Inc.	490,800	26,263
Monsanto Co.	236,000	14,870
		41,133

9 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value (000s)

MATERIALS – continued
Metals & Mining – 0.1%
Anglo American PLC ADR	200,000	$5,966

TOTAL MATERIALS		47,099

TELECOMMUNICATION SERVICES – 2.0%
Diversified Telecommunication Services – 0.5%
Verizon Communications, Inc.	1,281,700	40,386
Wireless Telecommunication Services – 1.5%
Bharti Televentures Ltd. (a)	961,400	6,909
Hutchison Telecommunications International Ltd.	7,320,000	9,254
Nextel Partners, Inc. Class A (a)	791,500	19,906
NII Holdings, Inc. (a)	917,900	76,112
		112,181

TOTAL TELECOMMUNICATION SERVICES		152,567

UTILITIES – 0.2%
Multi-Utilities – 0.2%
Public Service Enterprise Group, Inc.	200,100	12,584
TOTAL COMMON STOCKS
(Cost $7,242,937)		7,689,791

Money Market Funds — 1.3%

Fidelity Cash Central Fund, 3.92% (b)	20,479,793	20,480
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	81,939,350	81,939
TOTAL MONEY MARKET FUNDS
(Cost $102,419)		102,419

TOTAL INVESTMENT PORTFOLIO – 100.1%
(Cost $7,345,356)		7,792,210

NET OTHER ASSETS – (0.1)%		(11,310)
NET ASSETS – 100%		$7,780,900

Quarterly Report

10

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Affiliated company

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,				Value,
Affiliates	beginning of		Sales	Dividend	end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Aladdin Knowledge
Systems Ltd	$—	$14,832	$—	$—	$14,512
M-Systems Flash Disk
Pioneers Ltd	45,837	—	47,679	—	—
PeopleSupport, Inc	13,740	—	1,545	—	9,862
PortalPlayer, Inc	33,019	—	37,707	—	—
Red Robin Gourmet
Burgers, Inc	21,930	29,160	—	—	49,134
Total	$114,526	$43,992	$86,931	$—	$73,508

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,376,314,000. Net unrealized appreciation aggregated $415,896,000, of which $884,486,000 related to appreciated investment securities and $468,590,000 related to depreciated investment securities.

11 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

12

     Quarterly Holdings Report for Fidelity® Real Estate Income Fund

October 31, 2005

1.809106.101 REI-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 13.2%

		Shares	Value

CONSUMER DISCRETIONARY – 0.6%
Hotels, Restaurants & Leisure – 0.2%
Starwood Hotels & Resorts Worldwide, Inc. unit		17,200	$1,004,996
Household Durables – 0.4%
KB Home		19,400	1,267,790
Ryland Group, Inc.		19,600	1,319,080
			2,586,870

TOTAL CONSUMER DISCRETIONARY			3,591,866

FINANCIALS – 12.6%
Real Estate – 12.6%
Acadia Realty Trust (SBI)		119,400	2,268,600
AMB Property Corp. (SBI)		18,200	804,076
American Campus Communities, Inc.		12,900	319,275
American Financial Realty Trust (SBI)		48,000	590,880
Annaly Mortgage Management, Inc.		95,000	1,090,600
Anworth Mortgage Asset Corp.		248,900	2,001,156
Apartment Investment & Management Co. Class A		25,000	960,000
AvalonBay Communities, Inc.		14,700	1,267,875
Bimini Mortgage Management, Inc.		60,600	599,940
Boston Properties, Inc.		20,300	1,405,166
Capital Lease Funding, Inc.		90,600	889,692
CarrAmerica Realty Corp.		44,400	1,462,092
CenterPoint Properties Trust (SBI)		24,600	1,120,776
DiamondRock Hospitality Co.		101,300	1,129,495
Digital Realty Trust, Inc.		5,100	97,818
Duke Realty Corp.		51,600	1,759,560
Eagle Hospitality Properties Trust, Inc.		154,000	1,464,540
Education Realty Trust, Inc.		45,900	711,450
Equity Lifestyle Properties, Inc.		64,330	2,723,089
Equity Residential (SBI)		84,100	3,300,925
Federal Realty Investment Trust (SBI)		41,800	2,535,170
Fieldstone Investment Corp.		109,187	1,114,799
General Growth Properties, Inc.		90,840	3,858,883
Glenborough Realty Trust, Inc.		52,400	1,002,412
GMH Communities Trust		65,900	986,523
Healthcare Realty Trust, Inc.		8,200	310,288
HomeBanc Mortgage Corp., Georgia		238,100	1,714,320
Host Marriott Corp.		89,300	1,499,347
Inland Real Estate Corp.		194,600	2,773,050
Innkeepers USA Trust (SBI)		87,500	1,365,000
Kimco Realty Corp.		88,900	2,633,218

Quarterly Report	2

Common Stocks – continued
	Shares	Value

FINANCIALS – continued
Real Estate – continued
Lexington Corporate Properties Trust	77,600	$ 1,690,128
MortgageIT Holdings, Inc.	152,500	1,933,700
Nationwide Health Properties, Inc.	31,100	721,209
New Century Financial Corp.	10,500	324,135
New York Mortgage Trust, Inc.	10,000	60,300
Newcastle Investment Corp.	74,700	1,963,863
Origen Financial, Inc. (c)	100,000	717,000
Plum Creek Timber Co., Inc.	26,300	1,023,070
ProLogis Trust	71,366	3,068,738
Saxon Capital, Inc.	142,400	1,416,880
Simon Property Group, Inc.	38,604	2,764,818
Spirit Finance Corp. (c)	200,000	2,244,000
Spirit Finance Corp.	239,300	2,684,946
Sunstone Hotel Investors, Inc.	80,000	1,792,000
The Macerich Co.	11,900	764,813
Thornburg Mortgage, Inc. (SBI)	25,000	633,750
Trizec Properties, Inc.	83,700	1,862,325
Trustreet Properties, Inc.	65,900	990,477
United Dominion Realty Trust, Inc. (SBI)	106,700	2,361,271
Ventas, Inc.	91,800	2,811,834
Vornado Realty Trust	18,300	1,482,300
		79,071,572

TOTAL COMMON STOCKS
(Cost $71,931,147)		82,663,438

Preferred Stocks — 32.2%

Convertible Preferred Stocks – 1.6%

FINANCIALS – 1.6%
Real Estate – 1.6%
Crescent Real Estate Equities Co. Series A, 6.75%	17,700	375,240
Equity Office Properties Trust Series B, 5.25%	74,000	3,729,600
Glenborough Realty Trust, Inc. Series A, 7.75%	38,330	967,833
Windrose Medical Properties Trust 7.50%	190,000	5,035,000
		10,107,673

3 Quarterly Report

Investments (Unaudited) - continued

Preferred Stocks – continued
	Shares	Value
Nonconvertible Preferred Stocks – 30.6%

CONSUMER DISCRETIONARY – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Hilton Hotels Corp. 8.00%	4,800	$120,576

FINANCIALS – 30.6%
Diversified Financial Services – 0.7%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	625,000
Red Lion Hotels Capital Trust 9.50%	135,000	3,449,250
		4,074,250
Real Estate – 29.4%
Accredited Mortgage Loan Trust Series A, 9.75%	172,595	4,358,024
Affordable Residential Communties, Inc. Series A, 8.25%	83,000	1,732,210
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	101,200	2,617,032
Series C, 8.375%	65,000	1,693,250
American Home Mortgage Investment Corp.:
Series A, 9.375%	120,000	3,058,800
Series B, 9.25%	87,000	2,182,830
Annaly Mortgage Management, Inc. Series A, 7.875%	207,000	4,740,300
Anthracite Capital, Inc. Series C, 9.375%	46,000	1,185,880
Anworth Mortgage Asset Corp. Series A, 8.625%	207,827	4,998,239
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,744,920
Series Q, 10.10%	102,490	2,627,844
Series R, 10.00%	96,800	2,498,408
Series T, 8.00%	204,400	5,146,792
Series U, 7.75%	48,812	1,216,395
Series V, 8.00%	40,000	1,006,000
Series Y, 7.875%	40,000	1,000,000
Ashford Hospitality Trust, Inc. Series A, 8.55%	100,000	2,529,000
Bedford Property Investors, Inc.:
Series A, 8.75% (c)	69,000	3,556,260
Series B, 7.625%	64,800	1,626,480
Capital Automotive (REIT):
6.75%	207,500	5,096,200
Series B, 8.00%	5,000	117,250
Capital Lease Funding, Inc. Series A, 8.125%	2,000	49,000
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	28,600	735,878
Series B, 8.75%	60,000	3,141,000
Cedar Shopping Centers, Inc. 8.875%	110,000	2,931,500

Quarterly Report 4

Preferred Stocks – continued
	Shares	Value
Nonconvertible Preferred Stocks – continued

FINANCIALS – continued
Real Estate – continued
CenterPoint Properties Trust Series D, 5.377%	4,100	$ 4,079,500
Colonial Properties Trust:
(depositary shares) Series D, 8.125%	3,500	89,390
Series C, 9.25%	30,000	766,800
Series E, 7.62%	78,679	1,951,239
Commercial Net Lease Realty, Inc. Series A, 9.00%	19,200	502,080
Cousins Properties, Inc.:
Series A, 7.75%	131,700	3,345,180
Series B, 7.50%	40,000	1,002,000
Crescent Real Estate Equities Co. Series B, 9.50%	3,900	100,308
Developers Diversified Realty Corp. (depositary shares):
Series F, 8.60%	7,200	185,760
Series G, 8.00%	42,800	1,104,240
Digital Realty Trust, Inc.:
Series A, 8.50%	160,000	4,088,000
Series B, 7.875%	76,100	1,826,400
Duke Realty Corp. (depositary shares) Series B, 7.99%	74,700	4,108,500
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	184,000	4,622,080
Eastgroup Properties, Inc. Series D, 7.95%	103,900	2,630,748
Entertainment Properties Trust Series A 9.50%	40,000	1,035,600
Equity Inns, Inc. Series B, 8.75%	60,000	1,551,000
Federal Realty Investment Trust Series B, 8.50%	11,600	296,612
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	964,000
Glimcher Realty Trust:
Series F, 8.75%	62,000	1,585,340
Series G, 8.125%	127,000	3,162,300
Health Care REIT, Inc. Series D, 7.875%	30,000	760,800
Hersha Hospitality Trust Series A, 8.00%	110,000	2,706,000
Highwoods Properties, Inc.:
Series A, 8.625%	214	223,630
Series B, 8.00%	30,971	783,257
Host Marriott Corp.:
Class C, 10.00%	8,500	216,325
Series E, 8.875%	50,000	1,360,000
HRPT Properties Trust Series B, 8.75%	41,200	1,069,964
Impac Mortgage Holdings, Inc. Series C, 9.125%	150,000	3,492,000
Innkeepers USA Trust Series C, 8.00%	67,400	1,708,590
iStar Financial, Inc.:
Series D, 8.00%	4,000	101,280

5		Quarterly Report

Investments (Unaudited) - continued

Preferred Stocks – continued
	Shares	Value
Nonconvertible Preferred Stocks – continued

FINANCIALS – continued
Real Estate – continued
iStar Financial, Inc.: – continued
Series E, 7.875%	27,000	$690,660
Series F, 7.80%	13,800	350,520
Kilroy Realty Corp. Series E, 7.80%	44,000	1,100,000
La Quinta Properties, Inc. (depositary shares) Series A, 9.00%	10,000	254,900
LaSalle Hotel Properties:
Series A, 10.25%	178,200	4,686,660
Series B, 8.375%	19,400	505,370
Lexington Corporate Properties Trust Series B, 8.05%	124,500	3,178,485
LTC Properties, Inc. Series F, 8.00%	79,300	1,986,465
MFA Mortgage Investments, Inc. Series A, 8.50%	229,400	5,597,360
Mid-America Apartment Communities, Inc. Series H, 8.30%	127,800	3,303,630
Nationwide Health Properties, Inc. 7.677%	36,939	3,841,656
New Plan Excel Realty Trust (depositary shares) Series D,
7.80%	42,106	2,162,143
Newcastle Investment Corp. Series B, 9.75%	199,700	5,242,125
Omega Healthcare Investors, Inc. Series D, 8.375%	159,800	4,026,960
Parkway Properties, Inc. Series D, 8.00%	165,000	4,265,250
Prime Group Realty Trust Series B, 9.00%	60,000	1,315,200
ProLogis Trust Series C, 8.54%	6,478	372,283
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	21,500	554,055
Series D, 9.50%	65,800	1,687,112
RAIT Investment Trust:
Series A, 7.75%	125,900	3,097,140
Series B, 8.375%	111,300	2,817,003
Realty Income Corp. 8.25%	76,800	2,052,096
Saul Centers, Inc. 8.00%	156,800	3,967,040
Simon Property Group, Inc.:
Series G, 7.89%	29,500	1,534,295
Series J, 8.375%	17,100	1,143,135
SNH Capital Trust I Series Z, 10.125%	43,300	1,125,800
Strategic Hotel Capital, Inc. 8.50% (c)	119,500	3,047,250
Taubman Centers, Inc. Series A, 8.30%	48,727	1,237,666
The Mills Corp.:
Series B, 9.00%	25,000	640,750
Series C, 9.00%	63,100	1,640,600
Series E, 8.75%	44,100	1,144,395
Series G, 7.875%	40,000	1,009,200

Quarterly Report 6

Preferred Stocks – continued
	Shares	Value
Nonconvertible Preferred Stocks – continued

FINANCIALS – continued
Real Estate – continued
United Dominion Realty Trust, Inc. Series B, 8.60%	12,500	$326,500
Winston Hotels, Inc. Series B, 8.00%	35,600	882,880
		183,794,999
Thrifts & Mortgage Finance – 0.5%
Fannie Mae 7.00%	20,000	1,099,000
MFH Financial Trust I 9.50% (a)(c)	22,660	2,322,650
		3,421,650

TOTAL FINANCIALS		191,290,899

TOTAL NONCONVERTIBLE PREFERRED STOCKS		191,411,475

TOTAL PREFERRED STOCKS
(Cost $201,005,581)		201,519,148

Corporate Bonds — 25.6%
	Principal
	Amount
Convertible Bonds – 0.7%

FINANCIALS – 0.7%
Real Estate – 0.7%
Affordable Resources Communities LP 7.5% 8/15/25 (c)	$4,000,000	3,990,000
Essex Portfolio LP 3.625% 11/1/25 (c)	400,000	397,760
		4,387,760
Nonconvertible Bonds – 24.9%

CONSUMER DISCRETIONARY – 3.8%
Hotels, Restaurants & Leisure – 1.2%
Felcor Lodging LP 9% 6/1/11 (e)	1,500,000	1,620,000
Hilton Hotels Corp. 7.625% 5/15/08	1,680,000	1,810,200
HMH Properties, Inc. 7.875% 8/1/08	90,000	91,125
Host Marriott LP 7% 8/15/12	3,000,000	3,018,750
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	1,000,000	920,000
		7,460,075
Household Durables – 2.6%
Beazer Homes USA, Inc. 8.375% 4/15/12	1,000,000	1,020,000

7		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
		Principal	Value
		Amount
Nonconvertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Household Durables – continued
D.R. Horton, Inc.:
4.875% 1/15/10		$1,000,000	$962,500
9.375% 3/15/11		1,300,000	1,365,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		420,000	394,800
6.25% 1/15/16		1,000,000	887,500
7.75% 5/15/13		2,000,000	1,980,000
KB Home:
5.875% 1/15/15		1,000,000	920,000
6.25% 6/15/15		100,000	94,079
7.75% 2/1/10		1,500,000	1,530,000
Ryland Group, Inc. 9.125% 6/15/11		1,000,000	1,070,000
Standard Pacific Corp.:
6.5% 8/15/10		500,000	490,000
9.25% 4/15/12		1,500,000	1,552,500
Stanley-Martin Communities LLC 9.75% 8/15/15 (c)		1,820,000	1,683,500
WCI Communities, Inc.:
7.875% 10/1/13		370,000	352,425
9.125% 5/1/12		2,000,000	2,020,000
			16,322,304

TOTAL CONSUMER DISCRETIONARY			23,782,379

FINANCIALS – 20.1%
Real Estate – 19.4%
Ahold Lease Series 2001 A1 pass thru trust certificates
7.82% 1/2/20		1,490,889	1,580,342
AMB Property LP 7.2% 12/15/05		1,080,000	1,083,342
American Health Properties, Inc. 7.5% 1/15/07		1,000,000	1,027,973
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)		1,000,000	967,500
8.125% 6/1/12		3,190,000	3,253,800
Archstone-Smith Trust 5% 8/15/07		200,000	200,052
Arden Realty LP:
5.2% 9/1/11		500,000	488,790
5.25% 3/1/15		400,000	385,968
7% 11/15/07		1,000,000	1,037,956
8.5% 11/15/10		1,000,000	1,137,324

Quarterly Report	8

Corporate Bonds – continued
	Principal	Value
	Amount
Nonconvertible Bonds – continued

FINANCIALS – continued
Real Estate – continued
Bay Apartment Communities, Inc. 6.625% 1/15/08	$840,000	$ 867,270
Brandywine Operating Partnership LP 4.5% 11/1/09	1,000,000	965,604
Camden Property Trust:
4.375% 1/15/10	2,370,000	2,275,048
7% 11/15/06	943,000	961,273
CarrAmerica Realty Corp.:
3.625% 4/1/09	1,000,000	950,609
5.25% 11/30/07	1,525,000	1,523,280
CB Richard Ellis Services, Inc. 9.75% 5/15/10	1,932,000	2,130,030
Colonial Properties Trust:
6.25% 6/15/14	1,000,000	1,019,096
7% 7/14/07	2,450,000	2,521,143
Commercial Net Lease Realty, Inc. 6.25% 6/15/14	500,000	509,712
Crescent Real Estate Equities LP 7.5% 9/15/07 (e)	1,500,000	1,530,000
Crescent Real Estate Equities LP/Crescent Finance Co.
9.25% 4/15/09	2,500,000	2,650,000
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,505,000	1,453,735
5% 5/3/10	1,000,000	983,602
6.625% 1/15/08	550,000	564,837
7.5% 7/15/18	200,000	226,533
Duke Realty LP:
5.25% 1/15/10	200,000	200,226
6.8% 2/12/09	1,500,000	1,570,148
EOP Operating LP:
4.6544% 10/1/10 (e)	3,000,000	3,032,418
8.375% 3/15/06	1,000,000	1,013,689
Evans Withycombe Residential LP 7.625% 4/15/07	1,675,000	1,721,426
Federal Realty Investment Trust 6.125% 11/15/07	1,200,000	1,221,676
First Industrial LP:
5.25% 6/15/09	1,000,000	993,890
7.375% 3/15/11	2,100,000	2,254,092
7.6% 5/15/07	1,000,000	1,033,258
Health Care REIT, Inc.:
6% 11/15/13	1,000,000	991,719
7.5% 8/15/07	450,000	465,984
8% 9/12/12	2,450,000	2,747,935
Healthcare Realty Trust, Inc. 8.125% 5/1/11	2,790,000	3,084,649
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	1,500,000	1,449,068

9		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount
Nonconvertible Bonds – continued

FINANCIALS – continued
Real Estate – continued
Highwoods/Forsyth LP:
7% 12/1/06	$500,000	$507,855
7.125% 2/1/08	950,000	984,276
Hospitality Properties Trust 6.75% 2/15/13	1,610,000	1,700,955
HRPT Properties Trust 6.5% 1/15/13	200,000	210,429
iStar Financial, Inc.:
5.125% 4/1/11	1,000,000	969,210
6.5% 12/15/13	1,000,000	1,007,500
7% 3/15/08	1,800,000	1,865,250
Liberty Property LP 7.25% 8/15/07	1,500,000	1,550,058
Mack-Cali Realty LP 7.25% 3/15/09	100,000	105,604
MeriStar Hospitality Corp. 9% 1/15/08	4,000,000	4,150,000
MeriStar Hospitality Operating Partnership LP/MeriStar
Hospitality Finance Corp. III 9.125% 1/15/11	1,250,000	1,331,250
Nationwide Health Properties, Inc.:
6% 5/20/15	1,000,000	984,616
8.25% 7/1/12	1,300,000	1,438,982
Omega Healthcare Investors, Inc. 7% 4/1/14	2,970,000	2,984,850
Post Apartment Homes LP:
5.125% 10/12/11	1,500,000	1,484,514
5.45% 6/1/12	1,000,000	972,642
7.7% 12/20/10	2,500,000	2,758,300
Price Development Co. LP 7.29% 3/11/08	1,650,000	1,716,000
ProLogis Trust 7.1% 4/15/08	775,000	811,326
Reckson Operating Partnership LP 7.75% 3/15/09	2,600,000	2,791,646
Security Capital Industrial Trust 7.95% 5/15/08	97,000	100,442
Senior Housing Properties Trust:
7.875% 4/15/15	585,000	615,713
8.625% 1/15/12	2,500,000	2,750,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	1,000,000	998,332
7.75% 2/22/11	500,000	545,971
Simon Property Group LP 5.375% 8/28/08	550,000	554,918
Tanger Properties LP 9.125% 2/15/08	300,000	324,000
The Rouse Co.:
3.625% 3/15/09	1,000,000	929,235
5.375% 11/26/13	2,000,000	1,877,116
7.2% 9/15/12	3,220,000	3,354,422
Thornburg Mortgage, Inc. 8% 5/15/13	5,995,000	5,815,154

Quarterly Report 10

Corporate Bonds – continued
	Principal	Value
	Amount
Nonconvertible Bonds – continued

FINANCIALS – continued
Real Estate – continued
Trustreet Properties, Inc.:
7.5% 4/1/15	$3,000,000	$ 3,030,000
7.5% 4/1/15 (c)	500,000	505,000
United Dominion Realty Trust:
5% 1/15/12	1,000,000	965,684
7.95% 7/12/06	2,200,000	2,246,974
United Dominion Realty Trust, Inc. 6.5% 6/15/09	325,000	338,306
Ventas Realty LP/Ventas Capital Corp.:
6.625% 10/15/14	2,170,000	2,175,425
6.75% 6/1/10	2,100,000	2,126,250
8.75% 5/1/09	800,000	852,000
9% 5/1/12	3,061,000	3,443,625
Vornado Realty LP 4.5% 8/15/09	1,000,000	970,162
Vornado Realty Trust 5.625% 6/15/07	2,700,000	2,723,630
		121,642,619
Thrifts & Mortgage Finance – 0.7%
Wrightwood Capital LLC 9% 6/1/14 (g)	4,000,000	4,000,000

TOTAL FINANCIALS		125,642,619

HEALTH CARE – 0.7%
Health Care Providers & Services – 0.7%
Beverly Enterprises, Inc. 7.875% 6/15/14	1,030,000	1,120,125
Extendicare Health Services, Inc. 6.875% 5/1/14	1,500,000	1,462,500
Genesis HealthCare Corp. 8% 10/15/13	1,820,000	1,929,200
		4,511,825

TELECOMMUNICATION SERVICES – 0.3%
Wireless Telecommunication Services – 0.3%
American Tower Corp. 7.125% 10/15/12	2,000,000	2,070,000

TOTAL NONCONVERTIBLE BONDS		156,006,823

TOTAL CORPORATE BONDS
(Cost $160,982,378)		160,394,583

11 Quarterly Report

Investments (Unaudited) - continued

Asset-Backed Securities — 4.0%
	Principal	Value
	Amount
ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (c)	$47,288	$47,288
Series 2003-HE5 Class A, 7% 8/17/33 (c)	54,953	54,953
Series 2003-HE7 Class A, 7% 12/15/33 (c)	29,777	29,777
Ameriquest Mortgage Securities, Inc. Series 2004-R9
Class M9, 6.5375% 10/25/34 (c)(e)	2,000,000	1,855,995
Conseco Finance Securitizations Corp. Series 2000-4
Class A4, 7.73% 4/1/31	710,405	649,799
Countrywide Home Loans, Inc. Series 2004-11N Class
N, 5.25% 4/25/36 (c)	275,081	273,443
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp.
Series 2003-1A Class D, 9% 6/28/38 (c)	850,000	909,140
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1 Class
D, 5.612% 6/15/35 (c)	2,000,000	1,952,986
Diversified REIT Trust:
Series 2000-1A Class G, 6.971% 3/8/10 (c)	1,720,000	1,750,041
Series 2003-SMU Class D, 6.78% 3/18/11 (c)(e)	1,785,000	1,700,590
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H,
6.2% 7/25/35 (c)(e)	2,000,000	1,999,956
Green Tree Financial Corp. Series 1996-4 Class M1,
7.75% 6/15/27	1,788,179	1,469,819
GSAMP Trust Series 2005-HE3 Class B3, 6.5375%
6/25/35 (e)	1,259,000	1,111,598
Guggenheim Structured Real Estate Funding
Ltd./Guggenheim Structured Real Estate Funding LLC
Series 2005-2A:
Class D, 5.5875% 9/25/30 (c)(e)	735,000	735,000
Class E, 6.0375% 9/25/30 (c)(e)	1,420,000	1,420,000
Home Equity Asset Trust Series 2003-6N Class A, 6.5%
3/27/34 (c)	21,419	21,366
Park Place Securities NIM Trust Series 2004-WHQN2
Class A, 4% 2/25/35 (c)	373,919	370,180
Park Place Securities NIMS Trust Series 2004-WCW1
Class NOTE, 5.65% 9/25/34 (c)	323,972	323,567
Park Place Securities, Inc. Series 2004-WHQ2 Class
M10, 6.5375% 2/25/35 (c)(e)	1,500,000	1,302,510
Taberna Preferred Funding II Ltd./Taberna Preferred
Funding II, Inc. Series 2005-2A Class E1, 6.449%
11/5/35 (c)(e)	4,210,000	4,210,000
Taberna Preferred Funding III Ltd. Series 2005-3A Class
D, 6.52% 2/5/36 (c)(e)	3,000,000	3,000,000
TOTAL ASSET-BACKED SECURITIES
(Cost $25,478,471)		25,188,008

Quarterly Report 12

Collateralized Mortgage Obligations — 2.5%
	Principal	Value
	Amount
Private Sponsor – 2.4%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (c)	$214,215	$196,743
Series 2002-R2 Class 2B3, 4.8521% 7/25/33 (c)(e) .	274,822	174,255
Series 2003-40 Class B3, 4.5% 10/25/18	269,603	235,902
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)	591,409	469,801
Series 2003-R3:
Class B2, 5.5% 11/25/33	1,871,104	1,609,149
Class B3, 5.5% 11/25/33	560,269	441,562
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)	654,685	503,902
Diversified REIT Trust Series 2000-1A Class F, 6.971%
3/8/10 (c)	1,512,000	1,581,920
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2002-A Class B10, 20.14% 10/10/34 (e)	549,688	577,172
Series 2003-B Class B9, 15.89% 7/10/35 (c)(e)	960,798	1,018,446
Series 2004-C Class B5, 5.29% 9/10/36 (e)	394,139	398,573
Series 2005-A Class B6, 5.94% 3/10/37 (c)(e)	1,983,820	1,983,820
Series 2005-B Class B6, 5.54% 6/10/37 (c)(e)	992,253	992,253
Residential Funding Mortgage Securities I, Inc. Series
2002-S20 Class M3, 5.25% 12/25/17	87,020	80,772
Residential Funding Securities Corp. Series 2002-RM1
Class BI1, 5.5% 12/25/17 (c)	181,491	157,138
Resix Finance Ltd. floater:
Series 2003-D Class B8, 10.44% 12/10/35 (c)(e)	726,512	750,123
Series 2004-A Class B7, 8.19% 2/10/36 (c)(e)	684,276	699,672
Series 2004-B Class B7, 7.94% 2/10/36 (c)(e)	822,440	845,057
Series 2005-C Class B7, 7.04% 9/10/37 (c)(e)	1,997,791	1,997,791

TOTAL PRIVATE SPONSOR		14,714,051
U.S. Government Agency – 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 Subordinate REMIC Pass-Through
Certificate, Class B3, 7% 9/25/41	293,356	261,086
Series 2002-W1 Subordinate REMIC Pass-Through
Certificate, Class 3B3, 4.6294% 2/25/42 (c)(e)	170,872	115,499
Series 2003-W1 Subordinate REMIC Pass-Through
Certificate, Class B3, 5.75% 12/25/42	334,783	272,325

13 Quarterly Report

Investments (Unaudited) - continued

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount
U.S. Government Agency – continued
Fannie Mae REMIC Trust: – continued
Series 2003-W4 Subordinate REMIC Pass-Through
Certificate, Class 2B3, 4.9051% 10/25/42 (c)(e)	$84,104	$54,195
Series 2003-W10 Subordinate REMIC Pass-Through
Certificate, Class 2B3, 4.7028% 6/25/43 (e)	195,976	121,689

TOTAL U.S. GOVERNMENT AGENCY		824,794

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,482,235)		15,538,845

Commercial Mortgage Securities — 10.7%

Asset Securitization Corp. Series 1997-D4 Class B2,
7.525% 4/14/29	515,000	542,561
Banc of America Commercial Mortgage, Inc. Series
2003-2:
Class BWD, 6.947% 10/11/37 (c)	429,237	429,592
Class BWE, 7.226% 10/11/37 (c)	581,547	581,690
Class BWF, 7.55% 10/11/37 (c)	513,304	514,412
Class BWG, 8.155% 10/11/37 (c)	497,480	494,010
Class BWH, 9.073% 10/11/37 (c)	261,103	263,526
Class BWJ, 9.99% 10/11/37 (c)	429,237	432,262
Class BWK, 10.676% 10/11/37 (c)	337,258	341,591
Class BWL, 10.1596% 10/11/37 (c)	568,689	534,068
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (c)(e) .	4,000,000	4,003,211
Series 2005-BOCA Class M, 6.07% 12/15/16 (c)(e) .	1,790,000	1,791,841
Bank of America Large Loan, Inc. floater Series
2005-ESHA Class K, 5.7456% 7/14/08 (c)(e)	3,000,000	2,999,946
Capital Trust RE CDO Ltd. floater Series 2005-1A
Class D, 5.5% 3/20/50 (c)(e)	2,250,000	2,250,000
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class G, 4.95% 9/15/14 (c)(e)	125,000	125,046
Class H, 5.05% 9/15/14 (c)(e)	135,000	135,050
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1A Class E, 7.72%
12/15/21 (c)(e)	2,000,000	1,999,978
Series 1998-C1 Class F, 6% 5/17/40 (c)	4,250,000	3,584,573
Series 2004-FL1A Class G, 3.97% 5/15/14 (c)(e)	2,000,000	2,001,614

Quarterly Report

14

Commercial Mortgage Securities – continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2004-TF2A Class AX, 1.3401%
11/15/19 (c)(e)(f)	$47,916,877	$688,805
Series 2004-TFLA Class AX, 1.4057%
2/15/14 (c)(e)(f)	20,852,341	45,625
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class
B3, 6.04% 11/12/31	2,000,000	1,973,750
EQI Financing Partnership I LP Series 1997-1 Class C,
7.58% 2/20/17 (c)	2,500,000	2,508,225
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.6701% 4/29/39 (c)(e) .	3,500,000	3,562,891
weighted average coupon Series 1997-CHL1 Class D,
7.6701% 4/29/39 (c)(e)	1,750,000	1,770,234
Global Signal Trust Series 2004-1A:
Class F, 8.08% 1/15/34 (c)(e)	2,860,000	2,986,292
Class G, 10% 1/15/34 (c)(e)	2,640,000	2,749,391
GMAC Commercial Mortgage Securities, Inc. Series
1997-C2 Class F, 6.75% 4/15/29 (e)	2,767,000	2,369,676
Greenwich Capital Commercial Funding Corp. floater
Series 2004-FL2A Class NMV, 5.63% 11/5/19 (c)(e) .	444,273	444,690
J.P. Morgan Chase Commercial Mortgage Securities
Corp. Series 2001-A:
Class G, 6% 10/15/32 (c)(e)	2,895,000	2,229,150
Class X, 1.9032% 10/15/32 (c)(e)(f)	20,771,962	766,778
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29	2,000,000	2,180,831
Series 1999-C7 Class F, 6% 10/15/35 (c)	350,000	353,213
Series 1999-C8:
Class G, 6% 7/15/31 (c)	1,385,000	1,367,258
Class H, 6% 7/15/31 (c)	2,638,000	1,978,500
Series 2000-C9 Class G, 6.25% 10/15/32 (c)	2,425,000	2,393,936

Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	513,832
Class G, 4.384% 7/12/15	CAD	355,000	247,497
Class H, 4.384% 7/12/15	CAD	236,000	142,642
Class J, 4.384% 7/12/15	CAD	355,000	196,317
Class K, 4.384% 7/12/15	CAD	355,000	183,098
Class L, 4.384% 7/12/15	CAD	236,000	113,667
Class M, 4.384% 7/12/15	CAD	995,000	311,136
Merrill Lynch Mortgage Investors, Inc.:
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		3,359,000	3,072,444
Series 2001-HRPA Class G, 6.778% 2/3/16 (c)		820,000	847,568

15 Quarterly Report

Investments (Unaudited) - continued

Commercial Mortgage Securities – continued
	Principal	Value
	Amount
Mezz Capital Commercial Mortgage Trust Series
2004-C1:
Class D, 6.988% 9/15/13	$750,000	$ 757,969
Class E, 7.983% 10/15/13	1,453,000	1,465,260
Class X, 8.0532% 1/15/18 (e)(f)	7,178,470	2,905,878
Morgan Stanley Capital I, Inc.:
Series 1997-C1 Class F, 6.85% 2/15/20 (c)	500,000	507,489
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)	555,000	562,418
Series 1998-HF1 Class F, 7.18% 3/15/30 (c)	1,500,000	1,551,573
Wrightwood Capital Real Estate CDO Ltd. floater Series
2005-1A Class F, 6.1438% 11/7/40 (c)(d)(e)	250,000	250,000
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $65,912,449)		67,023,004

Floating Rate Loans — 2.6%

FINANCIALS – 2.3%
Diversified Financial Services – 0.3%
Landsource Communication Development LLC Tranche B,
term loan 6.5% 3/31/10 (e)	2,200,000	2,216,500
Real Estate – 2.0%
Apartment Investment & Management Co. term loan:
5.72% 11/2/09 (e)	200,000	201,000
5.89% 11/2/09 (e)	2,000,000	2,022,500
Crescent Real Estate Funding XII LP term loan 6.11%
1/12/06 (e)	940,400	943,927
General Growth Properties, Inc.:
Tranche A, term loan 5.61% 11/12/07 (e)	2,660,033	2,670,008
Tranche B, term loan 6.09% 11/12/08 (e)	1,490,386	1,503,427
Lion Gables Realty LP term loan 5.63% 9/30/06 (e)	590,542	593,495
LNR Property Corp. Tranche B, term loan 6.7307%
2/3/08 (e)	3,919,880	3,929,680
Newkirk Master LP Tranche B, term loan 5.9912%
8/11/08 (e)	107,350	108,692
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (e)	350,000	353,500
		12,326,229

TOTAL FINANCIALS		14,542,729

Quarterly Report

16

Floating Rate Loans – continued
	Principal	Value
	Amount

HEALTH CARE – 0.1%
Health Care Providers & Services – 0.1%
Beverly Enterprises, Inc. term loan 6.4772%
10/22/08 (e)	$ 196,000	$ 196,245
MATERIALS – 0.2%
Paper & Forest Products – 0.2%
Escanaba Timber LLC term loan 6.75% 5/2/08 (e)	1,200,000	1,200,000
TOTAL FLOATING RATE LOANS
(Cost $15,870,178)		15,938,974

Preferred Securities — 0.1%
FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS,
26.7% 6/28/38 (c)(e)
(Cost $590,000)	590,000	725,203

Fixed-Income Funds — 4.0%
	Shares
Fidelity Ultra-Short Central Fund (b)
(Cost $24,999,977)	251,145	24,976,370

Money Market Funds — 5.1%
Fidelity Cash Central Fund, 3.92% (b)
(Cost $31,746,047)	31,746,047	31,746,047

TOTAL INVESTMENT PORTFOLIO – 100.0%
(Cost $613,998,463)		625,713,620

NET OTHER ASSETS – 0.0%		298,935
NET ASSETS – 100%		$ 626,012,555

17 Quarterly Report

Investments (Unaudited) - continued

Currency Abbreviations

CAD — CANADIAN DOLLAR

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the money market fund’s holdings as of its most recent quarter end is available upon request. A complete unaudited listing of the fixed-income central fund’s holdings is provided at the end of this report.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $106,268,518 or 17.0% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(g)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000,000 or 0.6% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 4,000,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $614,160,579. Net unrealized appreciation aggregated $11,553,041, of which $21,737,248 related to appreciated investment securities and $10,184,207 related to depreciated investment securities.

Quarterly Report

18

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

19 Quarterly Report

     The following is a complete listing of investments for Fidelity’s fixed-income central fund as of October 31, 2005 which is a direct or indirect investment of Fidelity Real Estate Income Fund. These underlying holdings of the Fidelity fixed-income central fund are not included in the Schedule of Investments.

20 Quarterly Report

Fidelity Ultra-Short Central Fund

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds — 4.7%

	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.0%
Auto Components – 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$16,705,413
4.43% 5/24/06 (d)	4,700,000	4,711,816
		21,417,229
Media – 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,148,400
Cox Communications, Inc. (Reg. S) 4.4069%
12/14/07 (d)	12,140,000	12,231,062
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,601,637
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,808,354
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,327,790
		51,117,243

TOTAL CONSUMER DISCRETIONARY		72,534,472

ENERGY – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,641,441

FINANCIALS – 1.5%
Capital Markets – 0.1%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,004,800
Commercial Banks – 0.4%
Santander US Debt SA Unipersonal 4.2406%
10/21/08 (a)(d)	15,000,000	14,994,240
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,149
		31,594,389
Consumer Finance – 0.3%
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,921,035
Insurance – 0.1%
Oil Insurance Ltd. 4.115% 10/6/06 (a)(d)	6,710,000	6,706,994
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (d)	11,025,000	11,036,411
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,285,416
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,331,726
		41,653,553

TOTAL FINANCIALS		109,880,771

21 Quarterly Report

Investments (Unaudited) - continued

Nonconvertible Bonds – continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	$18,145,000	$18,216,001
France Telecom SA 7.2% 3/1/06	5,600,000	5,648,054
GTE Corp. 6.36% 4/15/06	9,000,000	9,063,801
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,281,001
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	5,997,360
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,018,376
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,749,626
		70,974,219
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,547,696

TOTAL TELECOMMUNICATION SERVICES		76,521,915

UTILITIES – 0.9%
Electric Utilities – 0.1%
FirstEnergy Corp. 5.5% 11/15/06	7,752,000	7,796,915
Gas Utilities – 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,259,611
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,150,909
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,312,957
NiSource, Inc. 3.628% 11/1/06	8,410,000	8,297,146
Sempra Energy 4.75% 5/15/09	5,500,000	5,400,632
		44,161,644

TOTAL UTILITIES		61,218,170

TOTAL NONCONVERTIBLE BONDS
(Cost $332,282,297)		331,796,769

U.S. Government Agency Obligations — 0.8%

Federal Home Loan Bank 0% 12/28/05 (c)	2,000,000	1,987,524
Freddie Mac 0% 9/29/06	58,700,000	56,291,011
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,343,898)		58,278,535

Quarterly Report

22

Asset-Backed Securities — 31.7%
	Principal	Value
	Amount
Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.3375% 7/25/34 (d)	$7,112,368	$7,122,452
Series 2004-3 Class 2A4, 4.3875% 10/25/34 (d)	10,777,421	10,798,210
Series 2004-4 Class A2D, 4.3875% 1/25/35 (d)	3,024,509	3,032,439
Series 2005-1:
Class M1, 4.5075% 4/25/35 (d)	11,280,000	11,283,784
Class M2, 4.7275% 4/25/35 (d)	5,275,000	5,288,502
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.6875% 6/25/32 (d)	1,842,987	1,859,743
Series 2002-HE2 Class M1, 4.8875% 8/25/32 (d)	18,631,213	18,697,799
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (d) .	3,015,000	3,040,472
Series 2003-HS1:
Class M1, 4.7875% 6/25/33 (d)	800,000	803,725
Class M2, 5.7875% 6/25/33 (d)	856,000	869,893
Series 2003-NC1 Class M1, 4.8175% 7/25/33 (d)	1,600,000	1,608,045
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (d)	2,193,000	2,194,543
Class M2, 5.1375% 2/25/34 (d)	2,475,000	2,476,513
Series 2004-OP1:
Class M1, 4.5575% 4/25/34 (d)	4,420,000	4,424,175
Class M2, 5.0875% 4/25/34 (d)	6,240,000	6,329,673
Series 2005-HE2:
Class M1, 4.4775% 4/25/35 (d)	1,530,000	1,529,935
Class M2, 4.4875% 4/25/35 (d)	1,803,000	1,802,216
Class M3, 4.5175% 4/25/35 (d)	1,040,000	1,041,169
Class M4, 4.6775% 4/25/35 (d)	1,340,000	1,341,492
Series 2005-HE3:
Class A2A, 4.1375% 5/25/35 (d)	6,479,098	6,479,710
Class A2B, 4.2475% 5/25/35 (d)	4,370,000	4,367,746
Series 2005-SD1 Class A1, 4.4375% 11/25/50 (d)	2,201,641	2,204,227
Aesop Funding II LLC Series 2005-1A Class A2, 4.06%
4/20/09 (a)(d)	8,800,000	8,801,193
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.42% 3/15/10 (d)	5,000,000	5,027,519
Series 2004-1 Class B, 4.22% 9/15/11 (d)	5,775,000	5,797,268
Series 2004-C Class C, 4.47% 2/15/12 (a)(d)	14,647,039	14,680,935
Series 2005-1 Class A, 4% 10/15/12 (d)	15,455,000	15,484,663
Series 2005-6 Class C, 4.22% 3/15/11 (a)(d)	9,085,000	9,082,547
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,866,618
Series 2003-AM Class A4B, 4.36% 11/6/09 (d)	11,352,650	11,382,713
Series 2003-BX Class A4B, 4.27% 1/6/10 (d)	3,174,903	3,183,160
Series 2003-CF Class A3, 2.75% 10/9/07	7,314,903	7,294,188

23 Quarterly Report

Investments (Unaudited) - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount
AmeriCredit Automobile Receivables Trust: – continued
Series 2005-1 Class C, 4.73% 7/6/10	$15,500,000	$ 15,332,099
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.7375% 8/25/32 (d)	2,523,714	2,533,852
Series 2003-1:
Class A2, 4.4475% 2/25/33 (d)	75,411	75,424
Class M1, 4.9375% 2/25/33 (d)	6,150,000	6,186,041
Series 2003-3 Class M1, 4.8375% 3/25/33 (d)	1,590,000	1,597,924
Series 2003-6:
Class M1, 4.7975% 8/25/33 (d)	7,560,000	7,609,129
Class M2, 5.8875% 5/25/33 (d)	2,750,000	2,801,355
Series 2003-11 Class M1, 4.7275% 1/25/34 (d)	2,995,000	3,023,395
Series 2003-AR1 Class M1, 5.1875% 1/25/33 (d)	7,000,000	7,062,460
Series 2004-R2:
Class M1, 4.4675% 4/25/34 (d)	1,230,000	1,229,950
Class M2, 4.5175% 4/25/34 (d)	950,000	949,961
Class M3, 4.5875% 4/25/34 (d)	3,500,000	3,499,857
Class M4, 5.0875% 4/25/34 (d)	4,500,000	4,499,811
Series 2004-R9 Class A3, 4.3575% 10/25/34 (d)	7,983,292	7,993,585
Series 2005-R1:
Class M1, 4.4875% 3/25/35 (d)	5,710,000	5,707,599
Class M2, 4.5175% 3/25/35 (d)	1,925,000	1,924,221
Series 2005-R2 Class M1, 4.4875% 4/25/35 (d)	12,500,000	12,499,470
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.1375% 1/25/32 (d)	658,030	660,900
Series 2002-BC3 Class A, 4.3675% 6/25/32 (d)	2,411,175	2,418,359
Series 2002-BC6 Class M1, 4.7875% 8/25/32 (d)	24,900,000	25,087,069
Series 2002-BC7:
Class M1, 4.8375% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.9375% 10/25/32 (d)	5,575,000	5,601,112
ARG Funding Corp.:
Series 2005-1A Class A2, 4.1% 4/20/09 (a)(d)	11,000,000	10,986,250
Series 2005-2A Class A2, 4.11% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.8375% 9/25/33 (d)	20,000,000	20,581,260
Series 2003-W7 Class A2, 4.4275% 3/1/34 (d)	3,359,730	3,366,582
Series 2004-W5 Class M1, 4.6375% 4/25/34 (d)	3,960,000	3,964,656
Series 2004-W7:
Class M1, 4.5875% 5/25/34 (d)	4,085,000	4,084,828
Class M2, 4.6375% 5/25/34 (d)	3,320,000	3,319,862

Quarterly Report

24

Asset-Backed Securities – continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.35% 4/15/33 (d)	$11,498	$11,497
Class M1, 4.87% 4/15/33 (d)	11,365,000	11,409,578
Series 2003-HE3:
Class M1, 4.8% 6/15/33 (d)	2,185,000	2,195,876
Class M2, 5.97% 6/15/33 (d)	10,000,000	10,156,850
Series 2003-HE4 Class M2, 5.97% 8/15/33 (d)	5,695,000	5,773,315
Series 2003-HE5 Class A2A, 4.33% 8/15/33 (d)	43,174	43,171
Series 2003-HE6 Class M1, 4.6875% 11/25/33 (d) .	3,475,000	3,498,285
Series 2004-HE2 Class M1, 4.5875% 4/25/34 (d)	6,060,000	6,082,391
Series 2004-HE3:
Class M1, 4.5775% 6/25/34 (d)	1,450,000	1,457,513
Class M2, 5.1575% 6/25/34 (d)	3,350,000	3,390,758
Series 2004-HE6 Class A2, 4.3975% 6/25/34 (d)	14,200,440	14,228,720
Series 2005-HE2:
Class M1, 4.4875% 3/25/35 (d)	8,250,000	8,259,426
Class M2, 4.5375% 3/25/35 (d)	2,065,000	2,070,589
Series 2005-HE3 Class A4, 4.2375% 4/25/35 (d)	11,650,000	11,651,799
Series 2005-HE6 Class A2B, 4.2875% 7/25/35 (d)	10,000,000	10,011,523
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.35% 12/15/09 (d)	20,655,000	20,730,358
Series 2002-B3 Class B, 4.33% 8/15/08 (d)	14,500,000	14,501,949
Series 2002-C1 Class C1, 4.93% 12/15/09 (d)	7,980,000	8,060,392
Series 2003-C4 Class C4, 5% 2/15/11 (d)	14,910,000	15,196,998
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 4.49% 5/28/44 (d)	7,542,899	7,557,924
Bayview Financial Asset Trust Series 2003-F Class A,
4.57% 9/28/43 (d)	8,681,613	8,700,137
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.52% 2/28/44 (d)	5,007,203	5,021,783
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.4875% 9/25/35 (d)	3,883,729	3,883,574
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.5375% 2/25/35 (d)	6,655,000	6,657,160
Class M2, 4.7875% 2/25/35 (d)	2,430,000	2,438,039
Series 2005-HE5 Class 1A1, 4.1475% 6/25/35 (d)	8,551,193	8,550,773
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,247,432	2,222,511
Series 2003-1 Class B, 4.44% 6/15/10 (a)(d)	4,586,078	4,597,226
Series 2003-2 Class B, 4.25% 1/15/09 (d)	2,205,651	2,209,063
Series 2005-1 Class B, 4.345% 6/15/10 (d)	5,725,000	5,757,286

25 Quarterly Report

Investments (Unaudited) - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.25% 1/15/10 (d)	$9,630,000	$9,649,960
Series 2004-B Class A4, 4.08% 8/15/11 (d)	16,300,000	16,305,203
Capital One Master Trust:
Series 1999-3 Class B, 4.45% 9/15/09 (d)	5,000,000	5,001,109
Series 2001-1 Class B, 4.48% 12/15/10 (d)	19,500,000	19,631,949
Series 2001-8A Class B, 4.52% 8/17/09 (d)	9,585,000	9,623,581
Series 2002-4A Class B, 4.47% 3/15/10 (d)	6,000,000	6,025,753
Capital One Multi-Asset Execution Trust Series 2003-B1
Class B1, 5.14% 2/17/09 (d)	15,470,000	15,529,018
Capital Trust Ltd. Series 2004-1:
Class A2, 4.45% 7/20/39 (a)(d)	2,968,000	2,967,819
Class B, 4.75% 7/20/39 (a)(d)	1,550,000	1,549,899
Class C, 5.1% 7/20/39 (a)(d)	1,994,000	1,993,860
Carrington Mortgage Loan Trust Series 2005-FRE1,
4.27% 7/25/28 (d)	15,580,000	15,580,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.0675% 1/25/32 (d)	3,011,477	3,013,877
Series 2002-HE2 Class M1, 4.7375% 1/25/33 (d)	9,278,431	9,303,430
Series 2002-HE3:
Class M1, 5.1375% 3/25/33 (d)	21,339,884	21,552,940
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,085,547
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,564
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,413,584
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	711,304	711,544
Series 2003-HE3:
Class M1, 4.7375% 11/25/33 (d)	2,254,989	2,275,001
Class M2, 5.7875% 11/25/33 (d)	1,719,992	1,748,101
Series 2004-HE2 Class M2, 5.2375% 7/26/34 (d)	2,345,000	2,365,376
Cendant Timeshare Receivables Funding LLC Series
2005 1A Class 2A2, 4.18% 5/20/17 (a)(d)	8,913,698	8,913,698
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.45% 3/16/09 (d)	1,305,000	1,310,274
Series 2003-6 Class C, 4.77% 2/15/11 (d)	16,400,000	16,649,472
Series 2004-1 Class B, 4.17% 5/15/09 (d)	4,105,000	4,104,720
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,986,087
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,036,081
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,667,794
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,016,290
Series 2003-C1 Class C1, 5.2% 4/7/10 (d)	17,785,000	18,161,062

Quarterly Report

26

Asset-Backed Securities – continued
	Principal	Value
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4 Class
A, 4.4475% 12/25/33 (a)(d)	$7,432,367	$7,433,138
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.08% 6/15/11 (d)	18,000,000	17,998,465
Class B, 4.37% 6/15/11 (d)	2,280,000	2,279,804
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.4675% 5/25/33 (d)	1,157,888	1,160,675
Series 2003-BC1 Class M2, 6.0375% 9/25/32 (d)	11,065,000	11,176,165
Series 2003-SD3 Class A1, 4.4575% 12/25/32 (a)(d)	687,059	690,247
Series 2004-2 Class M1, 4.5375% 5/25/34 (d)	5,200,000	5,208,709
Series 2004-3:
Class 3A4, 4.2875% 8/25/34 (d)	412,288	412,601
Class M1, 4.5375% 6/25/34 (d)	1,475,000	1,477,797
Series 2004-4:
Class A, 4.4075% 8/25/34 (d)	1,961,528	1,963,288
Class M1, 4.5175% 7/25/34 (d)	3,650,000	3,660,690
Class M2, 4.5675% 6/25/34 (d)	4,395,000	4,399,463
Series 2005-1:
Class 1AV2, 4.2375% 7/25/35 (d)	8,780,000	8,779,655
Class M1, 4.4575% 8/25/35 (d)	19,600,000	19,586,072
Class MV1, 4.4375% 7/25/35 (d)	3,135,000	3,133,772
Class MV2, 4.4775% 7/25/35 (d)	3,765,000	3,762,365
Class MV3, 4.5175% 7/25/35 (d)	1,560,000	1,561,446
Series 2005-3 Class MV1, 4.4575% 8/25/35 (d)	11,125,000	11,116,835
Series 2005-AB1 Class A2, 4.2475% 8/25/35 (d)	17,520,000	17,519,308
Series 2005-BC1 Class 2A2, 4.2375% 5/25/35 (d)	8,375,000	8,376,044
Series 2005-IM1 Class A1, 4.1675% 11/25/35 (d)	15,693,686	15,693,099
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.4275% 4/25/34 (d)	1,994,191	2,002,512
Series 2004-FRE1:
Class A2, 4.3875% 4/25/34 (d)	1,609,084	1,609,023
Class M3, 4.6875% 4/25/34 (d)	5,885,000	5,884,753
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.3% 5/16/11 (d)	8,155,000	8,200,137
Series 2005-1 Class B, 4.12% 9/16/10 (d)	12,750,000	12,737,910
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5 Class AB3, 4.4295% 5/28/35 (d)	4,568,090	4,569,678
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.7175% 11/25/33 (d)	1,300,000	1,312,574
Class M2, 5.7875% 11/25/33 (d)	700,000	718,402
Series 2004-1 Class M2, 5.1375% 1/25/35 (d)	3,700,000	3,741,806

27 Quarterly Report

Investments (Unaudited) - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount
Fieldstone Mortgage Investment Corp.: – continued
Series 2004-2 Class M2, 5.1875% 7/25/34 (d)	$9,890,000	$9,889,591
Series 2004-3 Class M5, 5.4875% 8/25/34 (d)	2,000,000	2,033,125
Series 2005-2 Class 2A1, 4.1575% 12/25/35 (d)	16,103,387	16,102,782
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 4.1275% 3/25/35 (d)	5,908,015	5,908,943
Series 2005-FF2 Class M6, 4.7375% 3/25/35 (d)	6,950,000	6,957,787
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (d)	400,000	400,630
Class M4, 4.9375% 3/25/34 (d)	300,000	302,755
First USA Credit Card Master Trust Series 2001-4
Class B, 4.34% 1/12/09 (d)	15,000,000	15,013,395
First USA Secured Note Trust Series 2001-3 Class C,
5.0469% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.4% 10/15/07 (d)	19,600,000	19,667,314
Ford Credit Floorplan Master Owner Trust Series
2005-1:
Class A, 4.12% 5/15/10 (d)	9,590,000	9,586,859
Class B, 4.41% 5/15/10 (d)	2,625,000	2,624,142
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.2575% 2/25/34 (d)	2,021,821	2,022,951
Class M1, 4.4875% 2/25/34 (d)	750,000	750,203
Class M2, 4.5375% 2/25/34 (d)	800,000	800,707
Series 2004-C Class 2A2, 4.5875% 8/25/34 (d)	10,000,000	10,056,854
Series 2004-D Class 3A2, 4.3175% 11/25/34 (d)	1,943,288	1,947,852
Series 2005-2 Class 2A1, 4.1475% 6/25/35 (d)	13,331,597	13,328,239
Series 2005-A:
Class 2A2, 4.2775% 2/25/35 (d)	11,850,000	11,862,015
Class M1, 4.4675% 1/25/35 (d)	1,603,000	1,608,248
Class M2, 4.4975% 1/25/35 (d)	2,325,000	2,326,479
Class M3, 4.5275% 1/25/35 (d)	1,250,000	1,252,804
Class M4, 4.7175% 1/25/35 (d)	925,000	931,194
GE Business Loan Trust Series 2003-1 Class A, 4.4%
4/15/31 (a)(d)	4,971,452	4,998,487
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.17% 6/15/11 (d)	6,475,000	6,474,447
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000

Quarterly Report

28

Asset-Backed Securities – continued
	Principal	Value
	Amount
Gracechurch Card Funding PLC:
Series 5:
Class B, 4.2% 8/15/08 (d)	$1,520,000	$1,520,503
Class C, 4.9% 8/15/08 (d)	5,580,000	5,598,466
Series 6 Class B, 4.16% 2/17/09 (d)	1,030,000	1,030,848
Series 8 Class C, 4.3% 6/15/10 (d)	18,450,000	18,494,769
GSAMP Trust:
Series 2002-HE Class M1, 5.25% 11/20/32 (d)	2,882,888	2,920,157
Series 2002-NC1:
Class A2, 4.3575% 7/25/32 (d)	54,777	55,154
Class M1, 4.6775% 7/25/32 (d)	8,861,000	8,943,613
Series 2003-FM1 Class M1, 4.82% 3/20/33 (d)	12,735,683	12,854,395
Series 2004-FM1:
Class M1, 4.6875% 11/25/33 (d)	2,865,000	2,864,880
Class M2, 5.4375% 11/25/33 (d)	1,975,000	2,008,707
Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (d)	3,500,000	3,499,854
Class M2, 5.1375% 1/25/34 (d)	1,500,000	1,499,937
Class M3, 5.3375% 1/25/34 (d)	1,500,000	1,499,937
Series 2004-HE1:
Class M1, 4.5875% 5/25/34 (d)	4,045,000	4,044,832
Class M2, 5.1875% 5/25/34 (d)	1,750,000	1,767,968
Series 2005-9 Class 2A1, 4.1575% 8/25/35 (d)	15,279,742	15,276,959
Series 2005-FF2 Class M5, 4.6675% 3/25/35 (d)	3,500,000	3,506,671
Series 2005-HE2 Class M, 4.4675% 3/25/35 (d)	8,780,000	8,776,166
Series 2005-MTR1 Class A1, 4.21% 10/25/35 (d)	18,390,000	18,390,000
Series 2005-NC1 Class M1, 4.4875% 2/25/35 (d)	9,010,000	9,013,075
Guggenheim Structured Real Estate Funding Ltd. Series
2005-1 Class C, 5.1175% 5/25/30 (a)(d)	14,000,000	13,956,027
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.8375% 6/25/32 (d)	10,000,000	10,011,830
Series 2002-3 Class A5, 4.4775% 2/25/33 (d)	2,763	2,766
Series 2002-5:
Class A3, 4.5575% 5/25/33 (d)	864,556	865,483
Class M1, 5.2375% 5/25/33 (d)	13,800,000	13,923,924
Series 2003-1:
Class A2, 4.5075% 6/25/33 (d)	2,762,401	2,764,458
Class M1, 5.0375% 6/25/33 (d)	8,335,000	8,369,998
Series 2003-2:
Class A2, 4.4175% 8/25/33 (d)	131,317	131,716
Class M1, 4.9175% 8/25/33 (d)	2,245,000	2,271,293
Series 2003-3:
Class A2, 4.3975% 8/25/33 (d)	1,179,683	1,181,162

29 Quarterly Report

Investments (Unaudited) - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-3:
Class M1, 4.8975% 8/25/33 (d)	$8,185,000	$8,236,817
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,435,348
Class M2, 5.5413% 10/25/33 (d)	4,040,000	4,084,929
Series 2003-5:
Class A2, 4.3875% 12/25/33 (d)	3,346,855	3,358,312
Class M1, 4.7375% 12/25/33 (d)	3,175,000	3,198,007
Class M2, 5.7675% 12/25/33 (d)	1,345,000	1,374,875
Series 2003-7 Class A2, 4.4175% 3/25/34 (d)	2,484,650	2,489,725
Series 2004-2 Class A2, 4.3275% 7/25/34 (d)	4,709,805	4,709,701
Series 2004-3:
Class M1, 4.6075% 8/25/34 (d)	2,015,000	2,023,438
Class M2, 5.2375% 8/25/34 (d)	2,200,000	2,238,164
Series 2004-4 Class A2, 4.3575% 10/25/34 (d)	6,925,327	6,948,829
Series 2004-6 Class A2, 4.3875% 12/25/34 (d)	7,687,430	7,710,760
Series 2004-7 Class A3, 4.4275% 1/25/35 (d)	8,269,780	8,305,007
Series 2005-1:
Class M1, 4.4675% 5/25/35 (d)	9,705,000	9,708,066
Class M2, 4.4875% 5/25/35 (d)	5,780,000	5,775,843
Class M3, 4.5375% 5/25/35 (d)	5,825,000	5,820,936
Series 2005-2:
Class 2A2, 4.2375% 7/25/35 (d)	13,170,000	13,172,228
Class M1, 4.4875% 7/25/35 (d)	10,085,000	10,084,575
Series 2005-3 Class M1, 4.4475% 8/25/35 (d)	9,450,000	9,442,272
Series 2005-5 Class 2A2, 4.2875% 11/25/35 (d)	15,000,000	15,023,153
Household Affinity Credit Card Master Note Trust I Series
2003-3 Class B, 4.26% 8/15/08 (d)	10,000,000	10,009,594
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.3% 4/20/32 (d)	2,946,287	2,946,505
Series 2002-3 Class A, 4.45% 7/20/32 (d)	2,386,113	2,387,496
Series 2003-1 Class M, 4.63% 10/20/32 (d)	651,415	652,027
Series 2003-2:
Class A, 4.33% 9/20/33 (d)	2,382,075	2,386,003
Class M, 4.58% 9/20/33 (d)	1,120,170	1,122,431
Series 2004-1 Class M, 4.52% 9/20/33 (d)	2,259,260	2,263,727
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.65% 2/20/33 (d)	1,349,057	1,352,972
Series 2004-HC1:
Class A, 4.35% 2/20/34 (d)	3,814,039	3,823,683
Class M, 4.5% 2/20/34 (d)	2,305,982	2,307,083
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.52% 1/18/11 (d)	8,850,000	8,864,849

Quarterly Report 30

Asset-Backed Securities – continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I:
– continued
Series 2002-2:
Class A, 4.14% 1/18/11 (d)	$9,000,000	$9,010,293
Class B, 4.52% 1/18/11 (d)	14,275,000	14,343,189
Series 2002-3 Class B, 5.22% 9/15/09 (d)	4,150,000	4,150,583
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.46% 1/20/35 (d)	2,773,855	2,774,235
Class M2, 4.49% 1/20/35 (d)	2,077,166	2,077,450
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.21% 12/17/07 (d)	1,611,166	1,611,380
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.2875% 6/25/35 (d)	9,579,192	9,578,816
Class M1, 4.5075% 6/25/35 (d)	4,100,000	4,098,270
Class M2, 4.5275% 6/25/35 (d)	2,775,000	2,773,859
Class M3, 4.5575% 6/25/35 (d)	1,975,000	1,977,792
Keycorp Student Loan Trust Series 1999-A Class A2,
4.34% 12/27/09 (d)	14,973,894	15,019,563
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.3575% 6/25/33 (d)	58,756	58,762
Class M1, 4.8575% 6/25/33 (d)	19,500,000	19,581,206
Series 2003-3 Class M1, 4.7875% 7/25/33 (d)	7,770,000	7,812,659
Series 2004-2:
Class M1, 4.5675% 6/25/34 (d)	4,275,000	4,284,648
Class M2, 5.1175% 6/25/34 (d)	1,400,000	1,415,181
Series 2005-2 Class 2A2, 4.2175% 4/25/35 (d)	12,000,000	12,003,389
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.7675% 4/25/33 (d)	3,500,000	3,519,150
Class M2, 5.8875% 4/25/33 (d)	1,500,000	1,528,792
Series 2004-FRE1 Class M1, 4.5875% 7/25/34 (d)	5,223,000	5,244,583
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.345% 10/15/08 (d)	30,000,000	30,028,077
Series 2001-B2 Class B2, 4.33% 1/15/09 (d)	30,353,000	30,398,800
Series 2002-B2 Class B2, 4.35% 10/15/09 (d)	20,000,000	20,076,876
Series 2002-B4 Class B4, 4.47% 3/15/10 (d)	14,800,000	14,902,873
Series 2003-B2 Class B2, 4.36% 10/15/10 (d)	1,530,000	1,544,431
Series 2003-B3 Class B3, 4.345% 1/18/11 (d)	1,130,000	1,136,068
Series 2003-B5 Class B5, 4.34% 2/15/11 (d)	705,000	709,961
Series 2005-C3 Class C, 4.2156% 3/15/11 (d)	22,170,000	22,178,868
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (d)	7,800,000	7,842,020

31 Quarterly Report

Investments (Unaudited) - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount
MBNA Master Credit Card Trust II: – continued
Series 1998-G Class B, 4.37% 2/17/09 (d)	$20,000,000	$ 20,028,252
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (d)	2,125,000	2,124,913
Class M2, 4.5875% 7/25/34 (d)	375,000	374,985
Class M3, 4.9875% 7/25/34 (d)	775,000	774,968
Class M4, 5.1375% 7/25/34 (d)	525,000	524,978
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1
Class M1, 4.7375% 7/25/34 (d)	2,321,000	2,334,686
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 6.1375% 11/25/32 (d) .	2,370,000	2,422,701
Series 2003-NC5 Class M2, 6.0375% 4/25/33 (d)	2,800,000	2,824,177
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,174,880
Series 2003-NC7 Class M1, 4.7375% 6/25/33 (d)	1,785,000	1,790,428
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (d)	2,350,000	2,379,882
Series 2004-HE6 Class A2, 4.3775% 8/25/34 (d)	5,570,704	5,587,885
Series 2004-NC2 Class M1, 4.5875% 12/25/33 (d) .	2,595,000	2,604,318
Series 2004-NC6 Class A2, 4.3775% 7/25/34 (d)	2,516,517	2,521,972
Series 2005-1:
Class M2, 4.5075% 12/25/34 (d)	4,425,000	4,429,651
Class M3, 4.5575% 12/25/34 (d)	4,000,000	4,008,476
Series 2005-HE1:
Class A3B, 4.2575% 12/25/34 (d)	3,885,000	3,889,159
Class M1, 4.4875% 12/25/34 (d)	1,100,000	1,103,689
Class M2, 4.5075% 12/25/34 (d)	2,970,000	2,974,258
Series 2005-HE2:
Class M1, 4.4375% 1/25/35 (d)	2,665,000	2,673,107
Class M2, 4.4775% 1/25/35 (d)	1,900,000	1,899,204
Series 2005-NC1:
Class M1, 4.4775% 1/25/35 (d)	2,425,000	2,434,945
Class M2, 4.5075% 1/25/35 (d)	2,425,000	2,427,570
Class M3, 4.5475% 1/25/35 (d)	2,425,000	2,431,926
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.8875% 2/25/32 (d)	1,510,288	1,511,461
Class M2, 5.4375% 2/25/32 (d)	4,603,090	4,608,908
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (d)	3,827,881	3,835,822
Series 2002-AM3 Class A3, 4.5275% 2/25/33 (d)	705,709	708,519
Series 2002-HE1 Class M1, 4.6375% 7/25/32 (d)	5,860,000	5,893,761
Series 2002-HE2 Class M1, 4.7375% 8/25/32 (d)	9,925,000	9,960,791
Series 2002-NC3 Class A3, 4.3775% 8/25/32 (d)	147,864	148,087
Series 2002-OP1 Class M1, 4.7875% 9/25/32 (d)	3,894,745	3,905,510

Quarterly Report

32

Asset-Backed Securities – continued
	Principal	Value
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1:
Class M1, 5.0875% 11/25/32 (d)	$2,391,382	$2,405,650
Class M2, 6.0875% 11/25/32 (d)	1,880,000	1,896,152
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 6.0375% 1/25/33 (d)	4,600,000	4,662,422
Series 2003-6 Class M1, 4.7575% 1/25/34 (d)	5,180,000	5,212,467
Series 2005-1:
Class M1, 4.4875% 3/25/35 (d)	4,395,000	4,396,442
Class M2, 4.5175% 3/25/35 (d)	4,395,000	4,396,380
Class M3, 4.5575% 3/25/35 (d)	2,120,000	2,125,828
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.11% 6/15/09 (d)	10,770,981	10,778,573
Series 2004-A Class A4A, 4.04% 6/15/10 (d)	10,570,000	10,580,910
Series 2005-A Class A4, 4.05% 8/15/11 (d)	17,595,000	17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (d)	1,450,000	1,451,143
Class M4, 5.0125% 6/25/34 (d)	2,435,000	2,444,812
Ocala Funding LLC Series 2005-1A Class A, 5.5%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.1575% 6/25/36 (d)	14,515,775	14,516,348
Series 2005-4 Class A2A1, 4.19% 9/25/36 (d)	16,135,000	16,135,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.6675% 9/25/34 (d)	3,745,000	3,776,511
Class M2, 4.7175% 9/25/34 (d)	1,755,000	1,765,509
Class M3, 5.2875% 9/25/34 (d)	3,355,000	3,390,352
Class M4, 5.4875% 9/25/34 (d)	4,700,000	4,753,092
Series 2004-WCW2 Class A2, 4.4175%
10/25/34 (d)	5,824,706	5,837,945
Series 2005-WCH1:
Class A3B, 4.2575% 1/25/35 (d)	2,775,000	2,779,423
Class M2, 4.5575% 1/25/35 (d)	4,175,000	4,177,976
Class M3, 4.5975% 1/25/35 (d)	3,290,000	3,299,520
Class M5, 4.9175% 1/25/35 (d)	3,095,000	3,112,483
Series 2005-WHQ2 Class M7, 5.2875% 5/25/35 (d)	5,950,000	5,949,735
People’s Choice Home Loan Securities Trust Series
2005-2:
Class A1, 4.1475% 9/25/24 (d)	4,927,321	4,928,138
Class M4, 4.6675% 5/25/35 (d)	6,000,000	6,024,279

33 Quarterly Report

Investments (Unaudited) - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount
Providian Gateway Master Trust Series 2002-B Class A,
4.67% 6/15/09 (a)(d)	$15,000,000	$ 15,012,471
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.6175% 5/25/35 (d)	1,040,000	1,044,401
Series 2005-KS7 Class A1, 4.1375% 8/25/35 (d)	9,636,299	9,635,938
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.2875% 10/25/34 (d)	5,500,000	5,584,285
Series 2005-SP2 Class 1A1, 4.1875% 6/25/35 (d)	14,610,240	14,609,688
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.4375% 4/25/33 (d)	587,231	589,810
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.5675% 3/25/35 (d)	4,415,000	4,418,774
Series 2004-2 Class MV1, 4.6175% 8/25/35 (d)	4,495,000	4,506,945
Series 2005-1 Class A2B, 4.2575% 5/25/35 (d)	16,056,000	16,068,191
Securitized Asset Backed Receivables LLC Trust Series
2004-NC1 Class M1, 4.5575% 2/25/34 (d)	2,910,000	2,912,660
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.6375% 11/25/34 (d)	1,810,000	1,819,056
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.3975% 2/25/34 (d)	846,212	846,179
Series 2005-5N Class 3A1A, 4.36% 11/25/35 (d)	16,485,000	16,485,000
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 5.17% 6/15/10 (d)	6,840,000	6,851,853
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.4675% 9/25/34 (d)	1,638,761	1,646,869
Series 2003-6HE Class A1, 4.5075% 11/25/33 (d)	1,272,592	1,275,009
Series 2005-14HE Class AF1, 4.1875% 8/25/36 (d) .	8,103,933	8,101,960
Series 2005-8HE Class A1, 4.1575% 7/25/35 (a)(d)	6,537,368	6,537,120
Whinstone Capital Management Ltd. Series 1A Class B3,
5.25% 10/25/44 (a)(d)	22,670,000	22,670,000

TOTAL ASSET-BACKED SECURITIES
(Cost $2,237,410,687)		2,243,469,956

Collateralized Mortgage Obligations — 19.2%

Private Sponsor – 12.6%

Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.4375% 2/25/35 (d)	7,584,900	7,604,266
Series 2004-4 Class 5A2, 4.4375% 3/25/35 (d)	3,037,919	3,044,931
Series 2005-1 Class 5A2, 4.3675% 5/25/35 (d)	5,226,606	5,209,702

Quarterly Report

34

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount
Private Sponsor – continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2005-10:
Class 5A1, 4.2975% 1/25/36 (d)	$14,636,473	$ 14,642,547
Class 5A2, 4.3575% 1/25/36 (d)	673,278	673,620
Series 2005-2:
Class 6A2, 4.3175% 6/25/35 (d)	2,345,886	2,347,353
Class 6M2, 4.5175% 6/25/35 (d)	10,145,000	10,144,959
Series 2005-3 Class 8A2, 4.2775% 7/25/35 (d)	15,594,232	15,604,103
Series 2005-4 Class 7A2, 4.2675% 8/25/35 (d)	7,729,948	7,734,926
Series 2005-8 Class 7A2, 4.3175% 11/25/35 (d)	6,961,922	6,966,454
American Home Mortgage Investment Trust Series
2005-4 Class 1A1, 4.3275% 3/25/35 (d)	11,074,068	11,074,068
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1587% 8/25/35 (d)	17,637,633	17,618,019
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.3175% 1/25/35 (d)	18,187,600	18,227,385
Series 2005-2 Class 1A1, 4.2875% 3/25/35 (d)	12,483,344	12,491,146
Series 2005-5 Class 1A1, 4.2575% 7/25/35 (d)	16,603,364	16,603,364
Countrywide Alternative Loan Trust planned
amortization class Series 2003-5T2 Class A2,
4.4375% 5/25/33 (d)	4,710,594	4,713,059
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.4375% 3/25/34 (d)	4,370,940	4,368,289
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (d)	1,791,631	1,793,643
Series 2004-AR4 Class 5A2, 4.4075% 5/25/34 (d)	1,732,185	1,731,147
Series 2004-AR5 Class 11A2, 4.4075% 6/25/34 (d)	2,499,661	2,494,726
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (d)	3,067,195	3,070,119
Series 2004-AR7 Class 6A2, 4.4175% 8/25/34 (d)	4,582,954	4,587,966
Series 2004-AR8 Class 8A2, 4.4175% 9/25/34 (d)	3,423,958	3,431,010
CWALT, Inc. floater Series 2005-56 Class 3A1,
4.3275% 11/25/35 (d)	8,393,362	8,393,362
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.6706% 12/25/34 (d)	3,158,837	3,154,469
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,297,516
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,045,594
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,296,688
Series 2005-2 Class C1, 4.6741% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	6,800,000	6,794,688
Class M2, 4.305% 12/20/54 (d)	6,500,000	6,494,922

35		Quarterly Report

Investments (Unaudited) - continued

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount
Private Sponsor – continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	$ 1,415,000	$1,415,221
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,087,734
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,938,856
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,129	4,162,129
Class 1B, 4.06% 6/20/44 (d)	786,975	787,068
Class 1C, 4.59% 6/20/44 (d)	2,865,039	2,869,516
Class 1M, 4.17% 6/20/44 (d)	2,104,806	2,103,930
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,099,706
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,422,527
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,000
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.2169% 5/19/35 (d)	11,057,256	11,026,157
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.95% 7/15/40 (d)	2,560,000	2,562,276
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (d)	25,000,000	25,011,720
Class B, 4.32% 7/15/40 (d)	2,695,000	2,696,684
Class C, 4.87% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class
2A1, 4.1275% 8/25/35 (d)	5,420,106	5,420,896
Homestar Mortgage Acceptance Corp. floater Series
2004-5 Class A1, 4.4875% 10/25/34 (d)	3,850,388	3,862,743
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.4075% 3/25/35 (d)	7,507,128	7,508,594
Series 2004-6 Class 1A2, 4.4275% 10/25/34 (d)	2,912,064	2,917,267
Series 2005-1:
Class M1, 4.4975% 4/25/35 (d)	2,910,758	2,908,484
Class M2, 4.5375% 4/25/35 (d)	5,095,876	5,092,890
Class M3, 4.5675% 4/25/35 (d)	1,250,396	1,249,419
Class M4, 4.7875% 4/25/35 (d)	737,939	738,832
Class M5, 4.8075% 4/25/35 (d)	737,939	737,939
Class M6, 4.8575% 4/25/35 (d)	1,180,701	1,180,240
Series 2005-2 Class 1A2, 4.3475% 4/25/35 (d)	11,979,616	11,970,257
Series 2005-3 Class A1, 4.2775% 8/25/35 (d)	13,855,192	13,835,167
Series 2005-4 Class 1B1, 5.3375% 5/25/35 (d)	4,802,714	4,796,711
Series 2005-6 Class 1M3, 4.6475% 10/25/35 (d) .	3,288,184	3,288,205
Series 2005-7:
Class M1, 4.5175% 11/25/35 (d)	1,760,398	1,760,398

Quarterly Report 36

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount
Private Sponsor – continued
Impac CMB Trust floater: – continued
Series 2005-7:
Class M2, 4.5575% 11/25/35 (d)	$1,321,545	$ 1,321,545
Class M3, 4.6575% 11/25/35 (d)	6,597,753	6,597,753
Class M4, 4.6975% 11/25/35 (d)	3,160,738	3,160,738
Lehman Structured Securities Corp. floater Series
2005-1 Class A2, 4.4275% 9/26/45 (a)(d)	14,678,988	14,678,988
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.3075%
3/25/35 (d)	9,845,804	9,857,136
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,616,200	5,591,704
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.4275% 3/25/28 (d)	6,560,863	6,593,904
Series 2003-B Class A1, 4.3775% 4/25/28 (d)	6,872,995	6,910,549
Series 2003-D Class A, 4.3475% 8/25/28 (d)	6,231,345	6,240,406
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	8,221,763	8,224,497
Series 2003-F Class A2, 4.7106% 10/25/28 (d)	10,892,134	10,893,340
Series 2004-A Class A2, 4.6206% 4/25/29 (d)	9,559,711	9,545,095
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,460,019	7,446,309
Series 2004-C Class A2, 3.95% 7/25/29 (d)	10,858,858	10,830,077
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,028,772	8,030,671
Series 2004-E:
Class A2B, 4.7306% 11/25/29 (d)	7,068,178	7,056,076
Class A2D, 4.9206% 11/25/29 (d)	1,643,762	1,649,956
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,398,617	3,397,874
Series 2005-A Class A2, 4.6206% 2/25/30 (d)	9,503,014	9,494,621
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.8875% 10/25/32 (d)	2,477,799	2,485,909
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.4075% 12/25/34 (d)	4,551,460	4,564,709
Class A2, 4.4875% 12/25/34 (d)	6,157,376	6,205,631
Series 2005-2 Class 1A1, 4.2975% 5/25/35 (d)	4,661,832	4,666,267
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.3275% 7/25/35 (d)	18,114,499	18,125,113
Permanent Financing No. 3 PLC floater Series 2 Class
C, 4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class
C, 4.5538% 6/10/42 (d)	15,400,000	15,475,238
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,978,900

37		Quarterly Report

Investments (Unaudited) - continued

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount
Private Sponsor – continued
Permanent Financing No. 6 PLC floater Series 6 Class
2C, 4.2888% 6/10/42 (d)	$5,350,000	$5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,052,714
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,496
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,127
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,119,361	4,167,491
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	4,889,795	4,861,800
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.74% 3/10/35 (a)(d)	5,467,132	5,549,139
Class B5, 6.29% 3/10/35 (a)(d)	5,657,969	5,780,451
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.5375% 11/25/34 (d) .	2,107,156	2,115,813
Series 2003-RP2 Class A1, 4.4875% 6/25/33 (a)(d)	3,315,839	3,326,719
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,319,902	9,312,393
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	7,756,289	7,754,427
Series 2004-1 Class A, 4.15% 2/20/34 (d)	4,964,373	4,955,156
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	8,610,164	8,610,454
Series 2004-3 Class A, 4.61% 5/20/34 (d)	8,547,809	8,517,022
Series 2004-4 Class A, 4.62% 5/20/34 (d)	10,827,309	10,821,335
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,329,017	7,325,582
Series 2004-6:
Class A3A, 4.6575% 6/20/35 (d)	6,256,392	6,252,478
Class A3B, 4.08% 7/20/34 (d)	782,049	781,578
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,310,983	6,302,327
Class A3B, 4.59% 7/20/34 (d)	1,135,629	1,138,148
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	10,894,841	10,894,080
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,482,716	6,423,622
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	10,734,944	10,734,944
Series 2005-3 Class A1, 4.2% 5/20/35 (d)	8,079,028	8,067,692
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.3475% 7/25/35 (d)	10,509,687	10,509,687
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 4.4375% 9/25/33 (a)(d)	2,103,178	2,104,353

Quarterly Report 38

Collateralized Mortgage Obligations – continued
		Principal	Value
		Amount
Private Sponsor – continued
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.4075% 9/25/34 (d)		$19,456,231	$ 19,503,848
Series 2005-3 Class A4, 4.3075% 10/25/35 (d)		17,145,173	17,145,173
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.2375%
8/25/45 (d)		13,783,094	13,766,411
Series 2005-AR13 Class A1C1, 4.2275%
10/25/45 (d)		24,096,000	24,096,000
Series 2005-AR6 Class 2A-1A, 4.2675%
4/25/45 (d)		5,889,413	5,871,883
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6924% 8/25/34 (d)		19,585,545	19,472,865
Series 2005-AR12 Class 2A1, 4.3217% 7/25/35 (d)		27,787,900	27,382,116

TOTAL PRIVATE SPONSOR			891,646,523
U.S. Government Agency – 6.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.48% 11/18/30 (d)		995,921	1,003,966
Series 2000-40 Class FA, 4.5375% 7/25/30 (d)	.	2,190,892	2,200,400
Series 2002-89 Class F, 4.3375% 1/25/33 (d)		3,187,694	3,191,828
target amortization class Series G94-2 Class D,
6.45% 1/25/24		4,292,048	4,366,145
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.38% 8/18/31 (d)		2,301,689	2,310,006
Series 2001-38 Class QF, 5.0175% 8/25/31 (d)	.	9,222,276	9,415,477
Series 2001-44 Class FB, 4.3375% 9/25/31 (d)		2,051,921	2,057,720
Series 2001-46 Class F, 4.38% 9/18/31 (d)		5,909,533	5,943,157
Series 2002-11 Class QF, 4.5375% 3/25/32 (d)	.	4,100,362	4,136,788
Series 2002-36 Class FT, 4.5375% 6/25/32 (d)		1,384,520	1,396,568
Series 2002-64 Class FE, 4.33% 10/18/32 (d)		2,067,724	2,075,862
Series 2002-65 Class FA, 4.3375% 10/25/17 (d)		2,186,401	2,187,173
Series 2002-74 Class FV, 4.4875% 11/25/32 (d) .		7,648,005	7,705,114
Series 2003-11:
Class DF, 4.4875% 2/25/33 (d)		2,733,089	2,754,235
Class EF, 4.4875% 2/25/33 (d)		1,960,271	1,983,566
Series 2003-119 Class FK, 4.5375% 5/25/18 (d)		2,500,000	2,524,026
Series 2003-131 Class FM, 4.4375% 12/25/29 (d)		3,376,656	3,387,013
Series 2003-15 Class WF, 4.3875% 8/25/17 (d)	.	5,280,328	5,301,540
Series 2003-63 Class F1, 4.3375% 11/25/27 (d)		5,394,619	5,396,503

39			Quarterly Report

Investments (Unaudited) - continued

Collateralized Mortgage Obligations – continued
		Principal	Value
		Amount
U.S. Government Agency – continued
Fannie Mae guaranteed REMIC pass thru certificates: --
continued
floater:
Series 2005-45 Class XA, 4.3775% 6/25/35 (d)	.	$73,249,659	$ 73,200,530
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		590,521	589,119
Series 2001-62 Class PG, 6.5% 10/25/30		2,511,215	2,510,355
Series 2001-76 Class UB, 5.5% 10/25/13		309,366	308,621
Series 2002-16 Class QD, 5.5% 6/25/14		218,824	218,885
Series 2002-28 Class PJ, 6.5% 3/25/31		3,203,563	3,200,583
Series 2002-8 Class PD, 6.5% 7/25/30		1,881,871	1,883,967
Series 2005-72 Class FG, 4.2875% 5/25/35 (d)	.	51,057,386	50,398,399
Freddie Mac:
floater:
Series 2510 Class FE, 4.37% 10/15/32 (d)		5,615,165	5,648,291
0% 9/15/35 (d)		854,545	839,590
planned amortization class Series 2353 Class PC,
6.5% 9/15/15		819,058	819,247
Freddie Mac Manufactured Housing participation
certificates guaranteed floater Series 2338 Class FJ,
4.17% 7/15/31 (d)		4,843,627	4,743,688
Freddie Mac Multi-class participation certificates
guaranteed:
floater:
Series 2395 Class FA, 4.57% 6/15/29 (d)		1,061,071	1,067,691
Series 2406:
Class FP, 4.95% 1/15/32 (d)		10,161,927	10,435,429
Class PF, 4.95% 12/15/31 (d)		8,125,000	8,282,268
Series 2410 Class PF, 4.95% 2/15/32 (d)		18,644,444	19,089,093
Series 2474 Class FJ, 4.32% 7/15/17 (d)		4,218,175	4,205,962
Series 2526 Class FC, 4.37% 11/15/32 (d)		2,911,348	2,921,401
Series 2538 Class FB, 4.37% 12/15/32 (d)		6,057,691	6,087,551
Series 2551 Class FH, 4.42% 1/15/33 (d)		2,851,273	2,863,125
Series 2553 Class FB, 4.47% 3/15/29 (d)		21,880,000	21,568,761
Series 2577 Class FW, 4.47% 1/15/30 (d)		17,245,000	17,337,309
Series 2861:
Class GF, 4.27% 1/15/21 (d)		4,612,987	4,616,961
Class JF, 4.27% 4/15/17 (d)		6,734,770	6,730,054
Series 2994 Class FB, 4.12% 6/15/20 (d)		6,534,535	6,517,744
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		9,612,165	9,632,449
Series 2394 Class ND, 6% 6/15/27		68,498	68,375
Series 2395 Class PE, 6% 2/15/30		3,815,362	3,829,008

Quarterly Report 40

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount
U.S. Government Agency – continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2398 Class DK, 6.5% 1/15/31	$ 184,650	$ 184,511
Series 2410 Class ML, 6.5% 12/15/30	588,224	588,194
Series 2420 Class BE, 6.5% 12/15/30	469,381	468,777
Series 2443 Class TD, 6.5% 10/15/30	1,310,729	1,312,874
Series 2461 Class PG, 6.5% 1/15/31	1,618,427	1,625,038
Series 2650 Class FV, 4.37% 12/15/32 (d)	13,874,304	13,638,281
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,428,126	285,631
Series 2828 Class JA, 4.5% 1/15/10	10,477,886	10,454,508
Series 3013 Class AF, 4.22% 5/15/35 (d)	80,518,692	80,202,101
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	189,756	189,415
Ginnie Mae guaranteed REMIC pass thru securities
floater:
Series 2001-46 Class FB, 4.32% 5/16/23 (d)	2,745,384	2,758,274
Series 2001-50 Class FV, 4.17% 9/16/27 (d)	8,430,463	8,429,377
Series 2002-24 Class FX, 4.52% 4/16/32 (d)	2,371,980	2,394,249
Series 2002-31 Class FW, 4.37% 6/16/31 (d)	3,254,054	3,273,493
Series 2002-5 Class KF, 4.37% 8/16/26 (d)	423,079	423,157

TOTAL U.S. GOVERNMENT AGENCY		465,179,423

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,359,764,567)		1,356,825,946

Commercial Mortgage Securities — 5.2%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.29% 11/15/15 (a)(d)	5,038,226	5,042,271
Series 2005-BBA6:
Class B, 4.18% 1/15/19 (a)(d)	2,800,000	2,799,791
Class C, 4.22% 1/15/19 (a)(d)	2,857,948	2,857,486
Class D, 4.27% 1/15/19 (a)(d)	2,800,000	2,799,782
Class E, 4.31% 1/15/19 (a)(d)	1,750,000	1,749,859
Class F, 4.36% 1/15/19 (a)(d)	1,170,000	1,169,906
Class G, 4.39% 1/15/19 (a)(d)	915,000	914,926
Series 2005-BOCA:
Class H, 4.92% 12/15/16 (a)(d)	2,065,000	2,062,582
Class J, 5.07% 12/15/16 (a)(d)	1,020,000	1,018,806
Class K, 5.32% 12/15/16 (a)(d)	6,659,000	6,684,287

41		Quarterly Report

Investments (Unaudited) - continued

Commercial Mortgage Securities – continued
	Principal	Value
	Amount
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.6956% 7/14/08 (a)(d)	$ 6,395,000	$6,394,404
Class G, 4.8256% 7/14/08 (a)(d)	4,355,000	4,354,593
Class H, 5.0456% 7/14/08 (a)(d)	5,365,000	5,364,496
Series 2005-ESHA Class X1, 0.266%
7/14/08 (a)(d)(e)	334,645,000	4,876,748
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,131,942	6,204,790
Series 2003-2:
Class A, 4.6175% 12/25/33 (a)(d)	12,795,257	12,951,661
Class M1, 4.8875% 12/25/33 (a)(d)	2,082,222	2,116,564
Series 2004-1:
Class A, 4.3975% 4/25/34 (a)(d)	6,104,696	6,107,565
Class B, 5.9375% 4/25/34 (a)(d)	634,254	641,513
Class M1, 4.5975% 4/25/34 (a)(d)	554,972	557,400
Class M2, 5.2375% 4/25/34 (a)(d)	475,691	481,265
Series 2004-2:
Class A, 4.4675% 8/25/34 (a)(d)	6,050,490	6,063,741
Class M1, 4.6175% 8/25/34 (a)(d)	1,950,939	1,958,560
Series 2004-3:
Class A1, 4.4075% 1/25/35 (a)(d)	6,413,935	6,420,926
Class A2, 4.4575% 1/25/35 (a)(d)	891,444	891,723
Class M1, 4.5375% 1/25/35 (a)(d)	1,068,989	1,070,435
Class M2, 5.0375% 1/25/35 (a)(d)	697,167	701,313
Series 2005-2A:
Class M1, 4.5075% 8/25/35 (a)(d)	1,285,466	1,285,466
Class M2, 4.5275% 8/25/35 (a)(d)	2,116,075	2,116,075
Class M3, 4.5875% 8/25/35 (a)(d)	1,171,752	1,171,752
Class M4, 4.7375% 8/25/35 (a)(d)	1,077,814	1,077,814
Series 2005-3A:
Class A1, 4.3575% 11/25/35 (a)(d)	6,384,023	6,384,023
Class M1, 4.4775% 11/25/35 (a)(d)	898,455	898,455
Class M2, 4.5275% 11/25/35 (a)(d)	1,262,829	1,262,829
Class M3, 4.5475% 11/25/35 (a)(d)	1,128,060	1,128,060
Class M4, 4.6375% 11/25/35 (a)(d)	1,407,580	1,407,580
Bear Stearns Commercial Mortgage Securities, Inc.
floater:
Series 2003-BA1A:
Class JFCM, 5.5456% 4/14/15 (a)(d)	1,344,296	1,346,856
Class KFCM, 5.7956% 4/14/15 (a)(d)	1,436,661	1,439,544
Class LFCM, 6.1956% 4/14/15 (a)(d)	1,601,905	1,601,894
Class MFCM, 6.4956% 4/14/15 (a)(d)	2,218,251	2,218,234

Quarterly Report 42

Commercial Mortgage Securities – continued
	Principal	Value
	Amount
Bear Stearns Commercial Mortgage Securities, Inc.
floater: – continued
Series 2004-BBA3 Class E, 4.67% 6/15/17 (a)(d)	$10,415,000	$10,456,288
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.39% 12/12/13 (a)(d)	64,803	63,507
Class C, 4.74% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.47% 11/15/13 (a)(d)	2,993,291	2,992,245
Series 2002-FL6:
Class F, 5.42% 6/14/14 (a)(d)	11,163,000	11,177,655
Class G, 5.87% 6/14/14 (a)(d)	5,000,000	4,999,069
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.27% 9/15/14 (a)(d)	3,570,000	3,572,874
Class G, 4.95% 9/15/14 (a)(d)	1,345,000	1,345,496
Class H, 5.05% 9/15/14 (a)(d)	1,430,000	1,430,527
Class J, 5.57% 9/15/14 (a)(d)	490,000	491,238
Class K, 5.97% 9/15/14 (a)(d)	770,000	771,276
Class L, 6.17% 9/15/14 (a)(d)	625,000	624,798
Series 2004-HTL1:
Class B, 4.42% 7/15/16 (a)(d)	426,802	427,044
Class D, 4.52% 7/15/16 (a)(d)	969,949	970,093
Class E, 4.72% 7/15/16 (a)(d)	694,177	694,400
Class F, 4.77% 7/15/16 (a)(d)	734,671	735,046
Class H, 5.27% 7/15/16 (a)(d)	2,129,763	2,130,390
Class J, 5.42% 7/15/16 (a)(d)	818,412	818,653
Class K, 6.32% 7/15/16 (a)(d)	921,324	921,070
Series 2005-F10A:
Class B, 4.2% 4/15/17 (a)(d)	7,080,000	7,074,745
Class C, 4.24% 4/15/17 (a)(d)	3,006,000	3,000,535
Class D, 4.28% 4/15/17 (a)(d)	2,440,000	2,437,716
Class E, 4.34% 4/15/17 (a)(d)	1,821,000	1,819,296
Class F, 4.38% 4/15/17 (a)(d)	1,035,000	1,034,716
Class G, 4.52% 4/15/17 (a)(d)	1,035,000	1,034,944
Class H, 4.59% 4/15/17 (a)(d)	1,035,000	1,034,375
Class I, 4.82% 4/15/17 (a)(d)	335,000	334,615
Class MOA3, 4.27% 3/15/20 (a)(d)	4,590,000	4,589,759
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.42% 5/15/14 (a)(d)	11,230,000	11,243,092
Series 2004-HC1:
Class A2, 4.47% 12/15/21 (a)(d)	1,475,000	1,474,994

43		Quarterly Report

Investments (Unaudited) - continued

Commercial Mortgage Securities – continued

	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
floater:
Series 2004-HC1:
Class B, 4.72% 12/15/21 (a)(d)	$3,835,000	$3,834,985
Series 2004-TF2A Class E, 4.39% 11/15/19 (a)(d)	4,450,000	4,451,407
Series 2004-TFL1:
Class A2, 4.16% 2/15/14 (a)(d)	2,468,541	2,468,496
Class E, 4.52% 2/15/14 (a)(d)	2,800,000	2,802,156
Class F, 4.57% 2/15/14 (a)(d)	2,325,000	2,327,270
Class G, 4.82% 2/15/14 (a)(d)	1,875,000	1,878,331
Class H, 5.07% 2/15/14 (a)(d)	1,400,000	1,403,155
Class J, 5.37% 2/15/14 (a)(d)	750,000	753,096
Series 2005-TF2A Class F, 4.47% 11/15/19 (a)(d) .	1,540,000	1,541,397
Series 2005-TFLA:
Class C, 4.21% 2/15/20 (a)(d)	5,650,000	5,649,977
Class E, 4.3% 2/15/20 (a)(d)	3,955,000	3,954,984
Class F, 4.35% 2/15/20 (a)(d)	1,745,000	1,744,993
Class G, 4.49% 2/15/20 (a)(d)	505,000	504,998
Class H, 4.72% 2/15/20 (a)(d)	715,000	714,997
sequential pay Series 1997-C2 Class A2, 6.52%
1/17/35	216,019	216,340
GMAC Commercial Mortgage Securities, Inc. floater
Series 2001-FL1A Class E, 4.79% 2/11/11 (a)(d)	149,543	148,685
GS Mortgage Securities Corp. II floater Series
2005-FL7A Class A1, 4.05% 11/6/19 (a)(d)	4,485,077	4,484,848
John Hancock Tower Mortgage Trust floater Series
2003-C5A Class B, 6.4245% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater:
Series 2003-LLFA:
Class A2, 4.3356% 12/16/14 (a)(d)	11,700,000	11,704,021
Class B, 4.5456% 12/16/14 (a)(d)	4,615,000	4,621,689
Class C, 4.6456% 12/16/14 (a)(d)	4,982,000	4,991,057
Series 2005-LLFA Class FAIR, 5.62% 7/15/18 (a)(d) .	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.18% 8/15/19 (a)(d)	6,705,000	6,583,683
Class C, 4.21% 8/15/19 (a)(d)	525,000	515,513
Class D, 4.23% 8/15/19 (a)(d)	1,915,000	1,880,424
Class E, 4.25% 8/15/19 (a)(d)	1,745,000	1,713,521
Class F, 4.29% 8/15/19 (a)(d)	1,220,000	1,198,029
Class G, 4.34% 8/15/19 (a)(d)	870,000	854,366
Class H, 4.36% 8/15/19 (a)(d)	695,000	682,522
Class J, 4.43% 8/15/19 (a)(d)	525,000	515,603
Morgan Stanley Dean Witter Capital I Trust floater Series
2002-XLF Class F, 6.03% 8/5/14 (a)(d)	4,686,084	4,686,077

Quarterly Report

44

Commercial Mortgage Securities – continued
	Principal	Value
	Amount
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.77% 2/15/13 (a)(d)	$ 4,711,321	$ 4,701,102
Class D, 4.77% 2/15/13 (a)(d)	4,000,000	3,987,840
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d) .	3,154,031	3,159,372
SDG Macerich Properties LP floater Series 2000-1 Class
A3, 4.31% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.5175% 3/24/18 (a)(d)	6,810,222	6,810,222
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.15% 3/15/14 (a)(d)	3,510,000	3,510,547
Class E, 4.47% 3/15/14 (a)(d)	2,190,000	2,191,214
Class F, 4.52% 3/15/14 (a)(d)	1,755,000	1,755,936
Class G, 4.75% 3/15/14 (a)(d)	875,000	875,604
Series 2005-WL5A:
Class KHP1, 4.32% 1/15/18 (a)(d)	1,745,000	1,744,817
Class KHP2, 4.52% 1/15/18 (a)(d)	1,745,000	1,747,856
Class KHP3, 4.82% 1/15/18 (a)(d)	2,060,000	2,062,158
Class KHP4, 4.92% 1/15/18 (a)(d)	1,600,000	1,602,287
Class KHP5, 5.12% 1/15/18 (a)(d)	1,855,000	1,846,325
Series 2005-WL6A:
Class A2, 3.92% 10/15/17 (a)(d)	7,695,000	7,694,699
Class B, 3.97% 10/15/17 (a)(d)	1,540,000	1,539,940
Class D, 4.03% 10/15/17 (a)(d)	3,090,000	3,089,879
Series 2005-WL6A Class AP. 5.24% 10/15/17 (a)(d)	10,000,000	9,999,609
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $366,509,367)		366,835,178

Certificates of Deposit — 2.5%

Credit Agricole SA euro 4.505% 10/16/06	30,000,000	29,953,947
Credit Industriel et Commercial yankee 4.535%
10/17/06	30,000,000	29,962,173
DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,902,611
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,900,997
HBOS Treasury Services PLC yankee 4.52% 10/18/06	30,000,000	29,958,372
Societe Generale euro 4.51% 10/16/06	30,000,000	29,955,822
TOTAL CERTIFICATES OF DEPOSIT
(Cost $180,000,000)		179,633,922

45		Quarterly Report

Investments (Unaudited) - continued

Commercial Paper — 0.4%
	Principal	Value
	Amount
Viacom, Inc. 4.23% 11/29/05
(Cost $28,904,590)	$29,000,000	$ 28,843,255
Interfund Loans — 0.7%
With Fidelity Fund, at 4.18%, due 11/1/05 (b)
(Cost $48,550,000)	48,550,000	48,550,000
Cash Equivalents — 35.7%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 4.03%, dated 10/31/05 due 11/1/05) (g) $2,233,608,107		2,233,358,000
With Goldman Sachs & Co. at 4.16%, dated 8/23/05
due 11/21/05 (Collateralized by Corporate
Obligations valued at $304,500,000, 6.88%–
13.25%, 11/1/08 -- 3/1/32) (d)(f)	293,016,000	290,000,000
TOTAL CASH EQUIVALENTS
(Cost $2,523,358,000)		2,523,358,000

TOTAL INVESTMENT PORTFOLIO – 100.9%
(Cost $7,135,123,406)		7,137,591,561

NET OTHER ASSETS – (0.9)%		(64,709,737)
NET ASSETS – 100%		$7,072,881,824

Quarterly Report	46

Futures Contracts
	Expiration	Underlying Face	Unrealized
	Date	Amount at	Appreciation/
		Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,182,400	$74,041
49 Eurodollar 90 Day Index Contracts	March 2006	48,419,962	72,749
32 Eurodollar 90 Day Index Contracts	June 2006	31,614,000	47,847
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,400	46,472
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,624,900	41,001
29 Eurodollar 90 Day Index Contracts	March 2007	28,650,913	35,347
22 Eurodollar 90 Day Index Contracts	June 2007	21,734,625	23,262
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,745,638	22,379
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,756,250	21,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,755,500	21,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,840,263	18,586
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,851,800	17,202
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,937,813	5,043
3 Eurodollar 90 Day Index Contracts	March 2009	2,962,575	3,013

TOTAL EURODOLLAR CONTRACTS			$449,432

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$14,000,000	$ (132,143)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(96,730)
Receive quarterly notional amount
multiplied by .78% and pay Goldman
Sachs upon default event of TXU Energy,
par value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(10,857)

TOTAL CREDIT DEFAULT SWAP		38,190,000	(239,730)

47 Quarterly Report

Investments (Unaudited) - continued

Swap Agreements – continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 30 basis points and pay
monthly notional amount multiplied by
the nominal spread deprecation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	$67,500,000	$82,338
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 15 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Citibank.	April 2006	48,200,000	52,570
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by modified duration fac-
tor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	34,590
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	39,424

Quarterly Report	48

Swap Agreements – continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	$ 35,100,000	$23,383
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Home Equity
Index and pay monthly a floating rate
based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	34,600,000	0
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	15,466

TOTAL TOTAL RETURN SWAP		280,500,000	247,771

		$ 318,690,000	$8,041

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $635,471,501 or 9.0% of net assets.

(b)	Affiliated entity.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $993,762.

(d)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(f)	The maturity amount is based on the rate at period end.

49 Quarterly Report

Investments (Unaudited) - continued

(g) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$2,233,358,000 due 11/1/05 at 4.03%
Banc of America Securities LLC.	$259,759,905
Bank of America, National Association	173,173,270
Barclays Capital Inc.	619,094,441
Countrywide Securities Corporation	173,173,270
Goldman Sachs & Co.	259,759,905
Morgan Stanley & Co. Incorporated	293,817,373
UBS Securities LLC	346,346,542
Wachovia Capital Markets, LLC	21,646,659
WestLB AG	86,586,635
$ 2,233,358,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,134,872,281. Net unrealized appreciation aggregated $2,719,280, of which $9,555,121 related to appreciated investment securities and $6,835,841 related to depreciated investment securities.

Quarterly Report

50

     Quarterly Holdings Report for Fidelity® Small Cap Growth Fund

October 31, 2005

1.823237.100 SCP-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 97.0%

		Shares	Value

CONSUMER DISCRETIONARY – 18.0%
Distributors – 0.6%
Prestige Brands Holdings, Inc.		130,000	$1,566,500
Diversified Consumer Services – 1.1%
Career Education Corp. (a)		46,700	1,662,053
EVCI Career Colleges, Inc. (a)		569,491	1,371,904
			3,033,957
Hotels, Restaurants & Leisure – 4.1%
CEC Entertainment, Inc. (a)		178,800	6,045,228
Domino’s Pizza, Inc.		222,100	5,312,632
			11,357,860
Household Durables – 2.1%
Department 56, Inc. (a)		186,800	2,036,120
Lifetime Brands, Inc.		98,977	2,314,082
Tempur-Pedic International, Inc. (a)		148,700	1,644,622
			5,994,824
Internet & Catalog Retail – 1.4%
Blue Nile, Inc. (a)		28,000	1,004,360
Collegiate Pacific, Inc.		251,300	2,877,385
			3,881,745
Multiline Retail – 0.4%
Tuesday Morning Corp.		51,300	1,230,687
Specialty Retail – 4.7%
Big 5 Sporting Goods Corp.		152,300	3,378,014
Finish Line, Inc. Class A		215,000	3,362,600
Pacific Sunwear of California, Inc. (a)		256,000	6,405,120
			13,145,734
Textiles, Apparel & Luxury Goods – 3.6%
Fossil, Inc. (a)		250,568	3,923,895
Steven Madden Ltd. (a)		241,463	6,191,111
			10,115,006

TOTAL CONSUMER DISCRETIONARY			50,326,313

CONSUMER STAPLES – 2.6%
Personal Products – 2.6%
NBTY, Inc. (a)		359,500	7,193,595
ENERGY – 10.4%
Energy Equipment & Services – 3.6%
Hornbeck Offshore Services, Inc. (a)		116,000	3,736,360

Quarterly Report	2

Common Stocks – continued
	Shares	Value

ENERGY – continued
Energy Equipment & Services – continued
Oil States International, Inc. (a)	94,200	$3,118,020
Pason Systems, Inc.	79,600	1,597,392
Superior Energy Services, Inc. (a)	75,000	1,528,500
		9,980,272
Oil, Gas & Consumable Fuels – 6.8%
Comstock Resources, Inc. (a)	116,000	3,492,760
Forest Oil Corp. (a)	34,000	1,485,120
Frontier Oil Corp.	32,000	1,180,160
Holly Corp.	80,200	4,619,520
Mariner Energy, Inc. (a)(d)	75,000	1,425,000
OMI Corp.	182,500	3,299,600
Range Resources Corp.	102,100	3,643,949
		19,146,109

TOTAL ENERGY		29,126,381

FINANCIALS – 7.5%
Capital Markets – 1.0%
optionsXpress Holdings, Inc.	144,000	2,715,840
Consumer Finance – 0.7%
World Acceptance Corp. (a)	75,000	2,110,500
Insurance – 4.3%
Aspen Insurance Holdings Ltd.	192,000	4,644,480
Hilb Rogal & Hobbs Co.	90,800	3,400,460
IPC Holdings Ltd.	52,400	1,379,692
USI Holdings Corp. (a)	188,800	2,482,720
		11,907,352
Thrifts & Mortgage Finance – 1.5%
Washington Federal, Inc.	180,000	4,138,200

TOTAL FINANCIALS		20,871,892

HEALTH CARE – 19.8%
Health Care Equipment & Supplies – 7.0%
Abaxis, Inc. (a)	414,900	7,136,280
American Medical Systems Holdings, Inc. (a)	215,000	3,515,250
Cholestech Corp. (a)	130,000	1,118,000
DJ Orthopedics, Inc. (a)	117,200	3,408,176

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Nutraceutical International Corp. (a)	86,088	$1,135,509
Regeneration Technologies, Inc. (a)	438,400	3,169,632
		19,482,847
Health Care Providers & Services – 12.8%
America Service Group, Inc. (a)	303,500	4,683,005
AmSurg Corp. (a)	65,700	1,560,375
Chemed Corp. New	139,000	6,683,120
ICON PLC sponsored ADR (a)	61,500	2,474,145
Odyssey Healthcare, Inc. (a)	245,000	4,233,600
Omnicare, Inc.	110,500	5,978,050
Per-Se Technologies, Inc. (a)	196,400	4,365,972
Phase Forward, Inc. (a)	241,052	2,632,288
VCA Antech, Inc. (a)	120,800	3,116,640
		35,727,195

TOTAL HEALTH CARE		55,210,042

INDUSTRIALS – 10.0%
Aerospace & Defense – 1.2%
BE Aerospace, Inc. (a)	191,000	3,462,830
Building Products – 0.3%
Quixote Corp.	49,100	992,311
Commercial Services & Supplies – 2.1%
McGrath RentCorp.	70,000	1,998,500
Navigant Consulting, Inc. (a)	125,700	2,635,929
PeopleSupport, Inc.	155,000	1,240,000
		5,874,429
Construction & Engineering – 0.9%
Comfort Systems USA, Inc. (a)	296,500	2,520,250
Electrical Equipment – 2.4%
C&D Technologies, Inc.	298,300	2,723,479
Genlyte Group, Inc. (a)	76,000	3,873,720
		6,597,199
Machinery – 1.6%
Greenbrier Companies, Inc.	60,000	1,653,000
Watts Water Technologies, Inc. Class A	100,500	2,789,880
		4,442,880

Quarterly Report

4

Common Stocks – continued
	Shares	Value

INDUSTRIALS – continued
Trading Companies & Distributors – 1.5%
WESCO International, Inc. (a)	105,000	$4,173,750

TOTAL INDUSTRIALS		28,063,649

INFORMATION TECHNOLOGY – 25.8%
Communications Equipment – 3.6%
Avocent Corp. (a)	93,000	2,851,380
F5 Networks, Inc. (a)	51,000	2,653,530
Harris Corp.	107,000	4,397,700
		9,902,610
Computers & Peripherals – 1.7%
Avid Technology, Inc. (a)	57,500	2,830,725
iCAD, Inc. (a)	74,100	107,445
Mobility Electronics, Inc. (a)	198,000	1,787,940
		4,726,110
Electronic Equipment & Instruments – 4.0%
Cogent, Inc. (a)	122,000	3,239,100
Measurement Specialties, Inc. (a)	54,200	1,294,838
ScanSource, Inc. (a)	40,000	2,265,600
Trimble Navigation Ltd. (a)	69,000	1,992,030
Xyratex Ltd. (a)	169,200	2,290,968
		11,082,536
Internet Software & Services – 1.8%
Digital River, Inc. (a)	55,000	1,540,550
j2 Global Communications, Inc. (a)	79,900	3,532,379
		5,072,929
IT Services – 5.1%
Lionbridge Technologies, Inc. (a)	923,846	6,254,437
SI International, Inc. (a)	153,700	4,437,319
TALX Corp.	91,550	3,618,972
		14,310,728
Office Electronics – 1.0%
Zebra Technologies Corp. Class A (a)	64,000	2,759,040
Semiconductors & Semiconductor Equipment – 4.5%
California Micro Devices Corp. (a)	344,000	3,120,080
Cascade Microtech, Inc.	216,861	2,515,588
O2Micro International Ltd. (a)	194,200	2,544,020

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Silicon Laboratories, Inc. (a)	80,000	$ 2,573,600
Tessera Technologies, Inc. (a)	69,000	1,925,100
		12,678,388
Software – 4.1%
Blackbaud, Inc.	201,859	2,906,770
Bottomline Technologies, Inc. (a)	194,000	2,454,100
Cognos, Inc. (a)	38,000	1,417,036
DATATRAK International, Inc. (a)(e)	15,000	149,550
DATATRAK International, Inc. warrants 12/23/07 (a)(e)	2,250	833
Hyperion Solutions Corp. (a)	30,000	1,450,800
Moldflow Corp. (a)	107,000	1,564,340
SERENA Software, Inc. (a)	69,000	1,510,410
		11,453,839

TOTAL INFORMATION TECHNOLOGY		71,986,180

MATERIALS – 1.7%
Chemicals – 0.5%
Rockwood Holdings, Inc.	70,000	1,404,900
Containers & Packaging – 0.4%
Myers Industries, Inc.	95,000	1,084,900
Metals & Mining – 0.8%
Goldcorp, Inc.	107,000	2,152,684

TOTAL MATERIALS		4,642,484

TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.7%
FairPoint Communications, Inc.	139,000	1,900,130

UTILITIES – 0.5%
Multi-Utilities – 0.5%
CMS Energy Corp. (a)	105,000	1,565,550
TOTAL COMMON STOCKS
(Cost $259,038,350)		270,886,216

Quarterly Report

6

Money Market Funds — 3.9%
	Shares	Value
Fidelity Cash Central Fund, 3.92% (b)	10,685,499	$ 10,685,499
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	175,000	175,000
TOTAL MONEY MARKET FUNDS
(Cost $10,860,499)		10,860,499
TOTAL INVESTMENT PORTFOLIO – 100.9%
(Cost $269,898,849)		281,746,715
NET OTHER ASSETS – (0.9)%		(2,644,288)

NET ASSETS – 100%	$ 279,102,427
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,425,000 or 0.5% of net assets.

(e)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,383 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
DATATRAK International, Inc.	12/27/04	$95,000
DATATRAK International, Inc. warrants
12/23/07	12/27/04	0

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $270,024,321. Net unrealized appreciation aggregated $11,722,394, of which $28,674,696 related to appreciated investment securities and $16,952,302 related to depreciated investment securities.

7 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

8

Quarterly Holdings Report for Fidelity® Advisor Small Cap Growth Fund Class A

Class T Class B Class C

Institutional Class

     Class A, Class T, Class B, Class C and Institutional Class are classes of Fidelity® Small Cap Growth Fund.

October 31, 2005

1.824307.100 ASCP-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 97.0%

		Shares	Value

CONSUMER DISCRETIONARY – 18.0%
Distributors – 0.6%
Prestige Brands Holdings, Inc.		130,000	$1,566,500
Diversified Consumer Services – 1.1%
Career Education Corp. (a)		46,700	1,662,053
EVCI Career Colleges, Inc. (a)		569,491	1,371,904
			3,033,957
Hotels, Restaurants & Leisure – 4.1%
CEC Entertainment, Inc. (a)		178,800	6,045,228
Domino’s Pizza, Inc.		222,100	5,312,632
			11,357,860
Household Durables – 2.1%
Department 56, Inc. (a)		186,800	2,036,120
Lifetime Brands, Inc.		98,977	2,314,082
Tempur-Pedic International, Inc. (a)		148,700	1,644,622
			5,994,824
Internet & Catalog Retail – 1.4%
Blue Nile, Inc. (a)		28,000	1,004,360
Collegiate Pacific, Inc.		251,300	2,877,385
			3,881,745
Multiline Retail – 0.4%
Tuesday Morning Corp.		51,300	1,230,687
Specialty Retail – 4.7%
Big 5 Sporting Goods Corp.		152,300	3,378,014
Finish Line, Inc. Class A		215,000	3,362,600
Pacific Sunwear of California, Inc. (a)		256,000	6,405,120
			13,145,734
Textiles, Apparel & Luxury Goods – 3.6%
Fossil, Inc. (a)		250,568	3,923,895
Steven Madden Ltd. (a)		241,463	6,191,111
			10,115,006

TOTAL CONSUMER DISCRETIONARY			50,326,313

CONSUMER STAPLES – 2.6%
Personal Products – 2.6%
NBTY, Inc. (a)		359,500	7,193,595
ENERGY – 10.4%
Energy Equipment & Services – 3.6%
Hornbeck Offshore Services, Inc. (a)		116,000	3,736,360

Quarterly Report	2

Common Stocks – continued
	Shares	Value

ENERGY – continued
Energy Equipment & Services – continued
Oil States International, Inc. (a)	94,200	$3,118,020
Pason Systems, Inc.	79,600	1,597,392
Superior Energy Services, Inc. (a)	75,000	1,528,500
		9,980,272
Oil, Gas & Consumable Fuels – 6.8%
Comstock Resources, Inc. (a)	116,000	3,492,760
Forest Oil Corp. (a)	34,000	1,485,120
Frontier Oil Corp.	32,000	1,180,160
Holly Corp.	80,200	4,619,520
Mariner Energy, Inc. (a)(d)	75,000	1,425,000
OMI Corp.	182,500	3,299,600
Range Resources Corp.	102,100	3,643,949
		19,146,109

TOTAL ENERGY		29,126,381

FINANCIALS – 7.5%
Capital Markets – 1.0%
optionsXpress Holdings, Inc.	144,000	2,715,840
Consumer Finance – 0.7%
World Acceptance Corp. (a)	75,000	2,110,500
Insurance – 4.3%
Aspen Insurance Holdings Ltd.	192,000	4,644,480
Hilb Rogal & Hobbs Co.	90,800	3,400,460
IPC Holdings Ltd.	52,400	1,379,692
USI Holdings Corp. (a)	188,800	2,482,720
		11,907,352
Thrifts & Mortgage Finance – 1.5%
Washington Federal, Inc.	180,000	4,138,200

TOTAL FINANCIALS		20,871,892

HEALTH CARE – 19.8%
Health Care Equipment & Supplies – 7.0%
Abaxis, Inc. (a)	414,900	7,136,280
American Medical Systems Holdings, Inc. (a)	215,000	3,515,250
Cholestech Corp. (a)	130,000	1,118,000
DJ Orthopedics, Inc. (a)	117,200	3,408,176

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Nutraceutical International Corp. (a)	86,088	$1,135,509
Regeneration Technologies, Inc. (a)	438,400	3,169,632
		19,482,847
Health Care Providers & Services – 12.8%
America Service Group, Inc. (a)	303,500	4,683,005
AmSurg Corp. (a)	65,700	1,560,375
Chemed Corp. New	139,000	6,683,120
ICON PLC sponsored ADR (a)	61,500	2,474,145
Odyssey Healthcare, Inc. (a)	245,000	4,233,600
Omnicare, Inc.	110,500	5,978,050
Per-Se Technologies, Inc. (a)	196,400	4,365,972
Phase Forward, Inc. (a)	241,052	2,632,288
VCA Antech, Inc. (a)	120,800	3,116,640
		35,727,195

TOTAL HEALTH CARE		55,210,042

INDUSTRIALS – 10.0%
Aerospace & Defense – 1.2%
BE Aerospace, Inc. (a)	191,000	3,462,830
Building Products – 0.3%
Quixote Corp.	49,100	992,311
Commercial Services & Supplies – 2.1%
McGrath RentCorp.	70,000	1,998,500
Navigant Consulting, Inc. (a)	125,700	2,635,929
PeopleSupport, Inc.	155,000	1,240,000
		5,874,429
Construction & Engineering – 0.9%
Comfort Systems USA, Inc. (a)	296,500	2,520,250
Electrical Equipment – 2.4%
C&D Technologies, Inc.	298,300	2,723,479
Genlyte Group, Inc. (a)	76,000	3,873,720
		6,597,199
Machinery – 1.6%
Greenbrier Companies, Inc.	60,000	1,653,000
Watts Water Technologies, Inc. Class A	100,500	2,789,880
		4,442,880

Quarterly Report

4

Common Stocks – continued
	Shares	Value

INDUSTRIALS – continued
Trading Companies & Distributors – 1.5%
WESCO International, Inc. (a)	105,000	$4,173,750

TOTAL INDUSTRIALS		28,063,649

INFORMATION TECHNOLOGY – 25.8%
Communications Equipment – 3.6%
Avocent Corp. (a)	93,000	2,851,380
F5 Networks, Inc. (a)	51,000	2,653,530
Harris Corp.	107,000	4,397,700
		9,902,610
Computers & Peripherals – 1.7%
Avid Technology, Inc. (a)	57,500	2,830,725
iCAD, Inc. (a)	74,100	107,445
Mobility Electronics, Inc. (a)	198,000	1,787,940
		4,726,110
Electronic Equipment & Instruments – 4.0%
Cogent, Inc. (a)	122,000	3,239,100
Measurement Specialties, Inc. (a)	54,200	1,294,838
ScanSource, Inc. (a)	40,000	2,265,600
Trimble Navigation Ltd. (a)	69,000	1,992,030
Xyratex Ltd. (a)	169,200	2,290,968
		11,082,536
Internet Software & Services – 1.8%
Digital River, Inc. (a)	55,000	1,540,550
j2 Global Communications, Inc. (a)	79,900	3,532,379
		5,072,929
IT Services – 5.1%
Lionbridge Technologies, Inc. (a)	923,846	6,254,437
SI International, Inc. (a)	153,700	4,437,319
TALX Corp.	91,550	3,618,972
		14,310,728
Office Electronics – 1.0%
Zebra Technologies Corp. Class A (a)	64,000	2,759,040
Semiconductors & Semiconductor Equipment – 4.5%
California Micro Devices Corp. (a)	344,000	3,120,080
Cascade Microtech, Inc.	216,861	2,515,588
O2Micro International Ltd. (a)	194,200	2,544,020

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Silicon Laboratories, Inc. (a)	80,000	$ 2,573,600
Tessera Technologies, Inc. (a)	69,000	1,925,100
		12,678,388
Software – 4.1%
Blackbaud, Inc.	201,859	2,906,770
Bottomline Technologies, Inc. (a)	194,000	2,454,100
Cognos, Inc. (a)	38,000	1,417,036
DATATRAK International, Inc. (a)(e)	15,000	149,550
DATATRAK International, Inc. warrants 12/23/07 (a)(e)	2,250	833
Hyperion Solutions Corp. (a)	30,000	1,450,800
Moldflow Corp. (a)	107,000	1,564,340
SERENA Software, Inc. (a)	69,000	1,510,410
		11,453,839

TOTAL INFORMATION TECHNOLOGY		71,986,180

MATERIALS – 1.7%
Chemicals – 0.5%
Rockwood Holdings, Inc.	70,000	1,404,900
Containers & Packaging – 0.4%
Myers Industries, Inc.	95,000	1,084,900
Metals & Mining – 0.8%
Goldcorp, Inc.	107,000	2,152,684

TOTAL MATERIALS		4,642,484

TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.7%
FairPoint Communications, Inc.	139,000	1,900,130

UTILITIES – 0.5%
Multi-Utilities – 0.5%
CMS Energy Corp. (a)	105,000	1,565,550
TOTAL COMMON STOCKS
(Cost $259,038,350)		270,886,216

Quarterly Report

6

Money Market Funds — 3.9%
	Shares	Value
Fidelity Cash Central Fund, 3.92% (b)	10,685,499	$ 10,685,499
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	175,000	175,000
TOTAL MONEY MARKET FUNDS
(Cost $10,860,499)		10,860,499
TOTAL INVESTMENT PORTFOLIO – 100.9%
(Cost $269,898,849)		281,746,715
NET OTHER ASSETS – (0.9)%		(2,644,288)

NET ASSETS – 100%	$ 279,102,427
Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,425,000 or 0.5% of net assets.

(e)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,383 or 0.1% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
DATATRAK International, Inc.	12/27/04	$95,000
DATATRAK International, Inc. warrants
12/23/07	12/27/04	0

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $270,024,321. Net unrealized appreciation aggregated $11,722,394, of which $28,674,696 related to appreciated investment securities and $16,952,302 related to depreciated investment securities.

7 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

8

     Quarterly Holdings Report for Fidelity® Small Cap Value Fund

October 31, 2005

1.823236.100 SCV-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 95.2%

		Shares	Value

CONSUMER DISCRETIONARY – 17.8%
Auto Components – 0.5%
Spartan Motors, Inc.		368,410	$3,757,782
Automobiles – 0.1%
National R.V. Holdings, Inc. (a)		174,900	815,034
Distributors – 0.3%
Prestige Brands Holdings, Inc.		201,000	2,422,050
Diversified Consumer Services – 0.9%
Steiner Leisure Ltd. (a)		202,030	6,887,203
Hotels, Restaurants & Leisure – 1.3%
AFC Enterprises, Inc.		240,000	2,784,000
Isle of Capri Casinos, Inc. (a)		154,500	3,287,760
Kerzner International Ltd. (a)		59,470	3,470,075
			9,541,835
Household Durables – 2.5%
Department 56, Inc. (a)		421,545	4,594,841
Interface, Inc. Class A (a)		743,190	5,737,427
Jarden Corp. (a)		232,500	7,856,175
			18,188,443
Leisure Equipment & Products – 5.2%
Marine Products Corp.		438,530	4,183,576
MarineMax, Inc. (a)		228,200	5,636,540
Mega Bloks, Inc. (a)		195,000	3,857,070
RC2 Corp. (a)		697,355	24,393,471
			38,070,657
Media – 0.6%
Thomas Nelson, Inc.		190,000	4,067,900
Multiline Retail – 0.7%
Tuesday Morning Corp.		222,300	5,332,977
Specialty Retail – 3.7%
Cost Plus, Inc. (a)		435,630	6,691,277
Hot Topic, Inc. (a)		124,100	1,847,849
Kirkland’s, Inc. (a)		117,806	850,559
La Senza Corp. (sub. vtg.)		44,100	677,743
Monro Muffler Brake, Inc.		120,500	3,608,975
Pacific Sunwear of California, Inc. (a)		311,000	7,781,220
Sonic Automotive, Inc. Class A (sub. vtg.)		239,800	5,301,978
			26,759,601
Textiles, Apparel & Luxury Goods – 2.0%
Innovo Group, Inc. (a)(d)		1,696,580	2,086,793

Quarterly Report	2

Common Stocks – continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Oxford Industries, Inc.	71,560	$3,524,330
Steven Madden Ltd. (a)	334,910	8,587,092
		14,198,215

TOTAL CONSUMER DISCRETIONARY		130,041,697

CONSUMER STAPLES – 1.1%
Food Products – 1.1%
Diamond Foods, Inc.	470,600	7,666,074
Poore Brothers, Inc. (a)	55,650	195,332
		7,861,406

ENERGY – 16.6%
Energy Equipment & Services – 7.0%
Dawson Geophysical Co. (a)	60,000	1,621,800
Global Industries Ltd. (a)	180,000	2,287,800
Hornbeck Offshore Services, Inc. (a)	260,000	8,374,600
Maverick Tube Corp. (a)	390,620	12,093,595
NATCO Group, Inc. Class A (a)	186,500	4,229,820
NS Group, Inc. (a)	240,000	8,306,400
Oil States International, Inc. (a)	295,360	9,776,416
Pason Systems, Inc.	225,300	4,521,262
		51,211,693
Oil, Gas & Consumable Fuels – 9.6%
Comstock Resources, Inc. (a)	368,700	11,101,557
Encore Acquisition Co. (a)	126,120	4,327,177
Gastar Exploration Ltd. (a)	1,002,900	3,396,782
Gastar Exploration Ltd. (a)(f)	1,509,607	5,112,979
Holly Corp.	140,000	8,064,000
Houston Exploration Co. (a)	35,000	1,804,250
KCS Energy, Inc. (a)	241,100	5,815,332
Mariner Energy, Inc. (a)(e)	200,000	3,800,000
Overseas Shipholding Group, Inc.	40,000	1,904,000
Penn Virginia Corp.	45,670	2,482,621
Petroleum Development Corp. (a)	221,700	7,444,686
Plains Exploration & Production Co. (a)	175,000	6,825,000

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Quicksilver Resources, Inc. (a)		151,850	$5,881,151
Range Resources Corp.		52,150	1,861,234
			69,820,769

TOTAL ENERGY			121,032,462

FINANCIALS – 19.9%
Capital Markets – 0.1%
TradeStation Group, Inc. (a)		59,700	595,806
Commercial Banks – 4.5%
Cathay General Bancorp		50,120	1,954,179
Center Financial Corp., California		318,352	8,067,040
Hanmi Financial Corp.		195,040	3,571,182
Nara Bancorp, Inc.		82,650	1,490,180
Preferred Bank, Los Angeles California		200,000	8,560,000
Texas Capital Bancshares, Inc. (a)		208,200	4,457,562
Wintrust Financial Corp.		90,260	4,845,157
			32,945,300
Diversified Financial Services – 1.5%
Marlin Business Services Corp. (a)		470,779	11,063,307
Insurance – 9.1%
Arch Capital Group Ltd. (a)		51,090	2,528,955
Aspen Insurance Holdings Ltd.		296,500	7,172,335
HCC Insurance Holdings, Inc.		112,020	3,360,600
IPC Holdings Ltd.		263,440	6,936,375
National Financial Partners Corp.		18,600	841,278
Ohio Casualty Corp.		270,000	7,365,600
Philadelphia Consolidated Holdings Corp. (a)		127,380	12,261,599
Platinum Underwriters Holdings Ltd.		150,000	4,273,500
Republic Companies Group, Inc.		200,000	2,470,000
Specialty Underwriters’ Alliance, Inc.		382,130	2,674,910
United America Indemnity Ltd. Class A (a)		173,112	3,328,944
Universal American Financial Corp. (a)		45,600	674,880
USI Holdings Corp. (a)		958,448	12,603,591
			66,492,567
Real Estate – 4.3%
American Campus Communities, Inc.		243,720	6,032,070
CenterPoint Properties Trust (SBI)		40,000	1,822,400
Columbia Equity Trust, Inc.		140,000	2,053,800
Digital Realty Trust, Inc.		100,000	1,918,000

Quarterly Report	4

Common Stocks – continued
		Shares	Value

FINANCIALS – continued
Real Estate – continued
Education Realty Trust, Inc.		96,300	$ 1,492,650
Far East Consortium International Ltd.		3,175,000	962,481
Feldman Mall Properties, Inc.		265,000	3,572,200
GMH Communities Trust		209,100	3,130,227
Kilroy Realty Corp.		87,080	4,889,542
Macquarie Goodman Group unit		604,871	1,827,261
Reckson Associates Realty Corp.		64,570	2,266,407
Ticon Industrial Connection PCL (For. Reg.)		4,000,000	1,206,474
			31,173,512
Thrifts & Mortgage Finance – 0.4%
NetBank, Inc.		310,000	2,424,200

TOTAL FINANCIALS			144,694,692

HEALTH CARE – 3.0%
Health Care Equipment & Supplies – 0.1%
Pihsiang Machinery Manufacturing Co.		676,700	982,230
Health Care Providers & Services – 2.9%
America Service Group, Inc. (a)		380,960	5,878,213
ICON PLC sponsored ADR (a)		184,360	7,416,803
Medtox Scientific, Inc. (a)(d)		419,090	2,719,894
PSS World Medical, Inc. (a)		309,730	4,314,539
RehabCare Group, Inc. (a)		31,900	679,151
			21,008,600

TOTAL HEALTH CARE			21,990,830

INDUSTRIALS – 19.9%
Aerospace & Defense – 1.9%
Hawk Corp. Class A (a)		265,100	3,446,300
Kaman Corp. Class A		445,932	10,448,187
			13,894,487
Air Freight & Logistics – 1.6%
Park-Ohio Holdings Corp. (a)(d)		724,994	12,005,901
Building Products – 0.3%
Quixote Corp.		92,200	1,863,362
Commercial Services & Supplies – 3.0%
Banta Corp.		146,900	7,394,946
Corrections Corp. of America (a)		85,000	3,389,800
Hudson Highland Group, Inc. (a)		130,000	3,110,900

	5		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value

INDUSTRIALS – continued
Commercial Services & Supplies – continued
PeopleSupport, Inc.		449,300	$3,594,400
Speedy Hire PLC		190,000	2,398,429
Standard Parking Corp. (a)		111,084	2,139,478
			22,027,953
Construction & Engineering – 2.3%
Comfort Systems USA, Inc. (a)		791,600	6,728,600
Perini Corp. (a)		100,000	2,038,000
URS Corp. (a)		200,000	8,086,000
			16,852,600
Electrical Equipment – 1.2%
Acuity Brands, Inc.		217,250	6,041,723
C&D Technologies, Inc.		330,000	3,012,900
			9,054,623
Machinery – 5.2%
Albany International Corp. Class A		125,700	4,855,791
FreightCar America, Inc.		65,000	2,843,100
Kinik Co.		713,000	1,411,061
Manitowoc Co., Inc.		127,360	6,776,826
Tennant Co.		140,000	6,097,000
Wabtec Corp.		125,900	3,424,480
Watts Water Technologies, Inc. Class A		436,110	12,106,414
			37,514,672
Trading Companies & Distributors – 4.4%
UAP Holding Corp.		645,749	12,333,806
Watsco, Inc.		75,000	4,262,250
WESCO International, Inc. (a)		390,000	15,502,500
			32,098,556

TOTAL INDUSTRIALS			145,312,154

INFORMATION TECHNOLOGY – 7.7%
Computers & Peripherals – 0.3%
Quantum Corp. (a)		600,000	1,812,000
Electronic Equipment & Instruments – 3.9%
KEMET Corp. (a)		978,200	6,769,144
Mettler-Toledo International, Inc. (a)		150,000	7,740,000
ScanSource, Inc. (a)		100,000	5,664,000
Tektronix, Inc.		345,000	7,928,100
			28,101,244

Quarterly Report	6

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – 1.3%
j2 Global Communications, Inc. (a)	220,000	$ 9,726,200
IT Services – 1.0%
Telvent GIT SA	713,000	7,236,950
Semiconductors & Semiconductor Equipment – 0.6%
Holtek Semiconductor, Inc.	309,000	364,705
MKS Instruments, Inc. (a)	216,100	4,077,807
		4,442,512
Software – 0.6%
Blackbaud, Inc.	115,749	1,666,786
JDA Software Group, Inc. (a)	70,000	1,131,900
Moldflow Corp. (a)	124,498	1,820,161
		4,618,847

TOTAL INFORMATION TECHNOLOGY		55,937,753

MATERIALS – 8.2%
Chemicals – 5.9%
Agrium, Inc.	100,000	2,110,923
Albemarle Corp.	326,400	11,453,376
Cytec Industries, Inc.	135,070	5,578,391
Georgia Gulf Corp.	252,900	7,359,390
Pioneer Companies, Inc. (a)(d)	598,390	14,056,181
Spartech Corp.	125,000	2,371,250
		42,929,511
Metals & Mining – 2.3%
Compass Minerals International, Inc.	760,000	17,016,400

TOTAL MATERIALS		59,945,911

TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.5%
New Skies Satellites Holdings Ltd.	160,000	3,598,400

UTILITIES – 0.5%
Gas Utilities – 0.5%
Xinao Gas Holdings Ltd.	4,302,000	3,274,184
TOTAL COMMON STOCKS
(Cost $664,125,087)		693,689,489

7 Quarterly Report

Investments (Unaudited) - continued

Nonconvertible Bonds — 0.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure – 0.1%
Uno Restaurant Corp. 10% 2/15/11 (e)	$ 1,000,000	$ 890,000
HEALTH CARE – 0.6%
Health Care Providers & Services – 0.6%
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	4,301,000	4,214,980
TOTAL NONCONVERTIBLE BONDS
(Cost $5,011,794)		5,104,980
Money Market Funds — 4.5%
	Shares
Fidelity Cash Central Fund, 3.92% (b)	27,277,571	27,277,571
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	5,918,050	5,918,050
TOTAL MONEY MARKET FUNDS
(Cost $33,195,621)		33,195,621

TOTAL INVESTMENT PORTFOLIO – 100.4%
(Cost $702,332,502)		731,990,090

NET OTHER ASSETS – (0.4)%		(3,230,545)

NET ASSETS – 100%	$ 728,759,545

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Affiliated company

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,690,000 or 0.6% of net assets.

Quarterly Report

8

(f)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,112,979 or 0.7% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Gastar Exploration Ltd.	6/13/05	$ 3,999,855

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value,
	beginning of		Proceeds	Income	end of
Affiliates	period				period
Innovo Group, Inc	$ 3,902,134	$—	$—	$—	$ 2,086,793
Medtox Scientific, Inc	2,594,703	372,484	—	—	2,719,894
Park-Ohio Holdings Corp.	9,985,654	4,501,147	—	—	12,005,901
Pioneer Companies, Inc	10,200,438	4,168,932	—	—	14,056,181
Total	$ 26,682,929	$9,042,563	$—	$—	$ 30,868,769

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $702,327,370. Net unrealized appreciation aggregated $29,662,720, of which $70,754,112 related to appreciated investment securities and $41,091,392 related to depreciated investment securities.

9 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

10

Quarterly Holdings Report for Fidelity® Advisor Small Cap Value Fund Class A

Class T Class B Class C

Institutional Class

     Class A, Class T, Class B, Class C and Institutional Class are classes of Fidelity® Small Cap Value Fund.

October 31, 2005

1.824309.100 ASCV-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 95.2%

		Shares	Value

CONSUMER DISCRETIONARY – 17.8%
Auto Components – 0.5%
Spartan Motors, Inc.		368,410	$3,757,782
Automobiles – 0.1%
National R.V. Holdings, Inc. (a)		174,900	815,034
Distributors – 0.3%
Prestige Brands Holdings, Inc.		201,000	2,422,050
Diversified Consumer Services – 0.9%
Steiner Leisure Ltd. (a)		202,030	6,887,203
Hotels, Restaurants & Leisure – 1.3%
AFC Enterprises, Inc.		240,000	2,784,000
Isle of Capri Casinos, Inc. (a)		154,500	3,287,760
Kerzner International Ltd. (a)		59,470	3,470,075
			9,541,835
Household Durables – 2.5%
Department 56, Inc. (a)		421,545	4,594,841
Interface, Inc. Class A (a)		743,190	5,737,427
Jarden Corp. (a)		232,500	7,856,175
			18,188,443
Leisure Equipment & Products – 5.2%
Marine Products Corp.		438,530	4,183,576
MarineMax, Inc. (a)		228,200	5,636,540
Mega Bloks, Inc. (a)		195,000	3,857,070
RC2 Corp. (a)		697,355	24,393,471
			38,070,657
Media – 0.6%
Thomas Nelson, Inc.		190,000	4,067,900
Multiline Retail – 0.7%
Tuesday Morning Corp.		222,300	5,332,977
Specialty Retail – 3.7%
Cost Plus, Inc. (a)		435,630	6,691,277
Hot Topic, Inc. (a)		124,100	1,847,849
Kirkland’s, Inc. (a)		117,806	850,559
La Senza Corp. (sub. vtg.)		44,100	677,743
Monro Muffler Brake, Inc.		120,500	3,608,975
Pacific Sunwear of California, Inc. (a)		311,000	7,781,220
Sonic Automotive, Inc. Class A (sub. vtg.)		239,800	5,301,978
			26,759,601
Textiles, Apparel & Luxury Goods – 2.0%
Innovo Group, Inc. (a)(d)		1,696,580	2,086,793

Quarterly Report	2

Common Stocks – continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Oxford Industries, Inc.	71,560	$3,524,330
Steven Madden Ltd. (a)	334,910	8,587,092
		14,198,215

TOTAL CONSUMER DISCRETIONARY		130,041,697

CONSUMER STAPLES – 1.1%
Food Products – 1.1%
Diamond Foods, Inc.	470,600	7,666,074
Poore Brothers, Inc. (a)	55,650	195,332
		7,861,406

ENERGY – 16.6%
Energy Equipment & Services – 7.0%
Dawson Geophysical Co. (a)	60,000	1,621,800
Global Industries Ltd. (a)	180,000	2,287,800
Hornbeck Offshore Services, Inc. (a)	260,000	8,374,600
Maverick Tube Corp. (a)	390,620	12,093,595
NATCO Group, Inc. Class A (a)	186,500	4,229,820
NS Group, Inc. (a)	240,000	8,306,400
Oil States International, Inc. (a)	295,360	9,776,416
Pason Systems, Inc.	225,300	4,521,262
		51,211,693
Oil, Gas & Consumable Fuels – 9.6%
Comstock Resources, Inc. (a)	368,700	11,101,557
Encore Acquisition Co. (a)	126,120	4,327,177
Gastar Exploration Ltd. (a)	1,002,900	3,396,782
Gastar Exploration Ltd. (a)(f)	1,509,607	5,112,979
Holly Corp.	140,000	8,064,000
Houston Exploration Co. (a)	35,000	1,804,250
KCS Energy, Inc. (a)	241,100	5,815,332
Mariner Energy, Inc. (a)(e)	200,000	3,800,000
Overseas Shipholding Group, Inc.	40,000	1,904,000
Penn Virginia Corp.	45,670	2,482,621
Petroleum Development Corp. (a)	221,700	7,444,686
Plains Exploration & Production Co. (a)	175,000	6,825,000

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Quicksilver Resources, Inc. (a)		151,850	$5,881,151
Range Resources Corp.		52,150	1,861,234
			69,820,769

TOTAL ENERGY			121,032,462

FINANCIALS – 19.9%
Capital Markets – 0.1%
TradeStation Group, Inc. (a)		59,700	595,806
Commercial Banks – 4.5%
Cathay General Bancorp		50,120	1,954,179
Center Financial Corp., California		318,352	8,067,040
Hanmi Financial Corp.		195,040	3,571,182
Nara Bancorp, Inc.		82,650	1,490,180
Preferred Bank, Los Angeles California		200,000	8,560,000
Texas Capital Bancshares, Inc. (a)		208,200	4,457,562
Wintrust Financial Corp.		90,260	4,845,157
			32,945,300
Diversified Financial Services – 1.5%
Marlin Business Services Corp. (a)		470,779	11,063,307
Insurance – 9.1%
Arch Capital Group Ltd. (a)		51,090	2,528,955
Aspen Insurance Holdings Ltd.		296,500	7,172,335
HCC Insurance Holdings, Inc.		112,020	3,360,600
IPC Holdings Ltd.		263,440	6,936,375
National Financial Partners Corp.		18,600	841,278
Ohio Casualty Corp.		270,000	7,365,600
Philadelphia Consolidated Holdings Corp. (a)		127,380	12,261,599
Platinum Underwriters Holdings Ltd.		150,000	4,273,500
Republic Companies Group, Inc.		200,000	2,470,000
Specialty Underwriters’ Alliance, Inc.		382,130	2,674,910
United America Indemnity Ltd. Class A (a)		173,112	3,328,944
Universal American Financial Corp. (a)		45,600	674,880
USI Holdings Corp. (a)		958,448	12,603,591
			66,492,567
Real Estate – 4.3%
American Campus Communities, Inc.		243,720	6,032,070
CenterPoint Properties Trust (SBI)		40,000	1,822,400
Columbia Equity Trust, Inc.		140,000	2,053,800
Digital Realty Trust, Inc.		100,000	1,918,000

Quarterly Report	4

Common Stocks – continued
		Shares	Value

FINANCIALS – continued
Real Estate – continued
Education Realty Trust, Inc.		96,300	$ 1,492,650
Far East Consortium International Ltd.		3,175,000	962,481
Feldman Mall Properties, Inc.		265,000	3,572,200
GMH Communities Trust		209,100	3,130,227
Kilroy Realty Corp.		87,080	4,889,542
Macquarie Goodman Group unit		604,871	1,827,261
Reckson Associates Realty Corp.		64,570	2,266,407
Ticon Industrial Connection PCL (For. Reg.)		4,000,000	1,206,474
			31,173,512
Thrifts & Mortgage Finance – 0.4%
NetBank, Inc.		310,000	2,424,200

TOTAL FINANCIALS			144,694,692

HEALTH CARE – 3.0%
Health Care Equipment & Supplies – 0.1%
Pihsiang Machinery Manufacturing Co.		676,700	982,230
Health Care Providers & Services – 2.9%
America Service Group, Inc. (a)		380,960	5,878,213
ICON PLC sponsored ADR (a)		184,360	7,416,803
Medtox Scientific, Inc. (a)(d)		419,090	2,719,894
PSS World Medical, Inc. (a)		309,730	4,314,539
RehabCare Group, Inc. (a)		31,900	679,151
			21,008,600

TOTAL HEALTH CARE			21,990,830

INDUSTRIALS – 19.9%
Aerospace & Defense – 1.9%
Hawk Corp. Class A (a)		265,100	3,446,300
Kaman Corp. Class A		445,932	10,448,187
			13,894,487
Air Freight & Logistics – 1.6%
Park-Ohio Holdings Corp. (a)(d)		724,994	12,005,901
Building Products – 0.3%
Quixote Corp.		92,200	1,863,362
Commercial Services & Supplies – 3.0%
Banta Corp.		146,900	7,394,946
Corrections Corp. of America (a)		85,000	3,389,800
Hudson Highland Group, Inc. (a)		130,000	3,110,900

	5		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value

INDUSTRIALS – continued
Commercial Services & Supplies – continued
PeopleSupport, Inc.		449,300	$3,594,400
Speedy Hire PLC		190,000	2,398,429
Standard Parking Corp. (a)		111,084	2,139,478
			22,027,953
Construction & Engineering – 2.3%
Comfort Systems USA, Inc. (a)		791,600	6,728,600
Perini Corp. (a)		100,000	2,038,000
URS Corp. (a)		200,000	8,086,000
			16,852,600
Electrical Equipment – 1.2%
Acuity Brands, Inc.		217,250	6,041,723
C&D Technologies, Inc.		330,000	3,012,900
			9,054,623
Machinery – 5.2%
Albany International Corp. Class A		125,700	4,855,791
FreightCar America, Inc.		65,000	2,843,100
Kinik Co.		713,000	1,411,061
Manitowoc Co., Inc.		127,360	6,776,826
Tennant Co.		140,000	6,097,000
Wabtec Corp.		125,900	3,424,480
Watts Water Technologies, Inc. Class A		436,110	12,106,414
			37,514,672
Trading Companies & Distributors – 4.4%
UAP Holding Corp.		645,749	12,333,806
Watsco, Inc.		75,000	4,262,250
WESCO International, Inc. (a)		390,000	15,502,500
			32,098,556

TOTAL INDUSTRIALS			145,312,154

INFORMATION TECHNOLOGY – 7.7%
Computers & Peripherals – 0.3%
Quantum Corp. (a)		600,000	1,812,000
Electronic Equipment & Instruments – 3.9%
KEMET Corp. (a)		978,200	6,769,144
Mettler-Toledo International, Inc. (a)		150,000	7,740,000
ScanSource, Inc. (a)		100,000	5,664,000
Tektronix, Inc.		345,000	7,928,100
			28,101,244

Quarterly Report	6

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – 1.3%
j2 Global Communications, Inc. (a)	220,000	$ 9,726,200
IT Services – 1.0%
Telvent GIT SA	713,000	7,236,950
Semiconductors & Semiconductor Equipment – 0.6%
Holtek Semiconductor, Inc.	309,000	364,705
MKS Instruments, Inc. (a)	216,100	4,077,807
		4,442,512
Software – 0.6%
Blackbaud, Inc.	115,749	1,666,786
JDA Software Group, Inc. (a)	70,000	1,131,900
Moldflow Corp. (a)	124,498	1,820,161
		4,618,847

TOTAL INFORMATION TECHNOLOGY		55,937,753

MATERIALS – 8.2%
Chemicals – 5.9%
Agrium, Inc.	100,000	2,110,923
Albemarle Corp.	326,400	11,453,376
Cytec Industries, Inc.	135,070	5,578,391
Georgia Gulf Corp.	252,900	7,359,390
Pioneer Companies, Inc. (a)(d)	598,390	14,056,181
Spartech Corp.	125,000	2,371,250
		42,929,511
Metals & Mining – 2.3%
Compass Minerals International, Inc.	760,000	17,016,400

TOTAL MATERIALS		59,945,911

TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.5%
New Skies Satellites Holdings Ltd.	160,000	3,598,400

UTILITIES – 0.5%
Gas Utilities – 0.5%
Xinao Gas Holdings Ltd.	4,302,000	3,274,184
TOTAL COMMON STOCKS
(Cost $664,125,087)		693,689,489

7 Quarterly Report

Investments (Unaudited) - continued

Nonconvertible Bonds — 0.7%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure – 0.1%
Uno Restaurant Corp. 10% 2/15/11 (e)	$ 1,000,000	$ 890,000
HEALTH CARE – 0.6%
Health Care Providers & Services – 0.6%
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	4,301,000	4,214,980
TOTAL NONCONVERTIBLE BONDS
(Cost $5,011,794)		5,104,980
Money Market Funds — 4.5%
	Shares
Fidelity Cash Central Fund, 3.92% (b)	27,277,571	27,277,571
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	5,918,050	5,918,050
TOTAL MONEY MARKET FUNDS
(Cost $33,195,621)		33,195,621

TOTAL INVESTMENT PORTFOLIO – 100.4%
(Cost $702,332,502)		731,990,090

NET OTHER ASSETS – (0.4)%		(3,230,545)

NET ASSETS – 100%	$ 728,759,545

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Affiliated company

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,690,000 or 0.6% of net assets.

Quarterly Report

8

(f)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,112,979 or 0.7% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Gastar Exploration Ltd.	6/13/05	$ 3,999,855

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value,
	beginning of		Proceeds	Income	end of
Affiliates	period				period
Innovo Group, Inc	$ 3,902,134	$—	$—	$—	$ 2,086,793
Medtox Scientific, Inc	2,594,703	372,484	—	—	2,719,894
Park-Ohio Holdings Corp.	9,985,654	4,501,147	—	—	12,005,901
Pioneer Companies, Inc	10,200,438	4,168,932	—	—	14,056,181
Total	$ 26,682,929	$9,042,563	$—	$—	$ 30,868,769

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $702,327,370. Net unrealized appreciation aggregated $29,662,720, of which $70,754,112 related to appreciated investment securities and $41,091,392 related to depreciated investment securities.

9 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

10

Item 2.

Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) is filed and attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005

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